UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Enhanced Core Equity Fund, Goldman Sachs Large Cap Core Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Technology Opportunities Fund, Goldman Sachs U.S. Equity ESG Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Small/Mid Cap Value Fund, Goldman Sachs Enhanced Dividend Global Equity Portfolio, and Goldman Sachs Tax-Advantaged Global Equity Portfolio is filed herewith.

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A: GADGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$444,199,096
  # of Portfolio Holdings20
  Portfolio Turnover Rate7%
  Total Net Advisory Fees Paid$306,223

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38143H167-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class: GIDGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$444,199,096
  # of Portfolio Holdings20
  Portfolio Turnover Rate7%
  Total Net Advisory Fees Paid$306,223

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38143H175-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6: GRGDX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$444,199,096
  # of Portfolio Holdings20
  Portfolio Turnover Rate7%
  Total Net Advisory Fees Paid$306,223

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38148U197-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P: GAFPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$444,199,096
  # of Portfolio Holdings20
  Portfolio Turnover Rate7%
  Total Net Advisory Fees Paid$306,223

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38150B830-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A: TAGGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	88.7%
Investment Company	7.5%
Exchange-Traded Funds	1.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$4,711,851,455
  # of Portfolio Holdings20
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$3,141,908

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38142B120-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class: TIGGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	88.7%
Investment Company	7.5%
Exchange-Traded Funds	1.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$4,711,851,455
  # of Portfolio Holdings20
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$3,141,908

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38142B112-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6: TRGGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	88.7%
Investment Company	7.5%
Exchange-Traded Funds	1.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$4,711,851,455
  # of Portfolio Holdings20
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$3,141,908

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38148U189-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P: GSKPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Funds	88.7%
Investment Company	7.5%
Exchange-Traded Funds	1.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$4,711,851,455
  # of Portfolio Holdings20
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$3,141,908

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38150B236-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Core Equity Fund

Class A: GALLX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$422,596,869
  # of Portfolio Holdings112
  Portfolio Turnover Rate40%
  Total Net Advisory Fees Paid$1,056,669

Goldman Sachs Enhanced Core Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38145C109-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Core Equity Fund

Class C: GCLLX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$422,596,869
  # of Portfolio Holdings112
  Portfolio Turnover Rate40%
  Total Net Advisory Fees Paid$1,056,669

Goldman Sachs Enhanced Core Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38145C208-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Core Equity Fund

Institutional Class: GILLX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$422,596,869
  # of Portfolio Holdings112
  Portfolio Turnover Rate40%
  Total Net Advisory Fees Paid$1,056,669

Goldman Sachs Enhanced Core Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38145C307-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Core Equity Fund

Investor Class: GSLLX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$422,596,869
  # of Portfolio Holdings112
  Portfolio Turnover Rate40%
  Total Net Advisory Fees Paid$1,056,669

Goldman Sachs Enhanced Core Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38145C505-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Core Equity Fund

Class R6: GFCUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$422,596,869
  # of Portfolio Holdings112
  Portfolio Turnover Rate40%
  Total Net Advisory Fees Paid$1,056,669

Goldman Sachs Enhanced Core Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38147X374-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Core Equity Fund

Class R: GRLLX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$59	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$422,596,869
  # of Portfolio Holdings112
  Portfolio Turnover Rate40%
  Total Net Advisory Fees Paid$1,056,669

Goldman Sachs Enhanced Core Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38145C406-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Enhanced Core Equity Fund

Class P: GGZPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$422,596,869
  # of Portfolio Holdings112
  Portfolio Turnover Rate40%
  Total Net Advisory Fees Paid$1,056,669

Goldman Sachs Enhanced Core Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Core Equity Fund

38150B780-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Core Fund

Class A: GSCGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,350,147,900
  # of Portfolio Holdings159
  Portfolio Turnover Rate28%
  Total Net Advisory Fees Paid$4,471,190

Goldman Sachs Large Cap Core Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38141W638-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Core Fund

Class C: GSPCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,350,147,900
  # of Portfolio Holdings159
  Portfolio Turnover Rate28%
  Total Net Advisory Fees Paid$4,471,190

Goldman Sachs Large Cap Core Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38142B344-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Core Fund

Institutional Class: GSPIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,350,147,900
  # of Portfolio Holdings159
  Portfolio Turnover Rate28%
  Total Net Advisory Fees Paid$4,471,190

Goldman Sachs Large Cap Core Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38142B146-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Core Fund

Service Class: GSPSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,350,147,900
  # of Portfolio Holdings159
  Portfolio Turnover Rate28%
  Total Net Advisory Fees Paid$4,471,190

Goldman Sachs Large Cap Core Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38142B138-SAR-0225     Service Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Core Fund

Investor Class: GSPTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,350,147,900
  # of Portfolio Holdings159
  Portfolio Turnover Rate28%
  Total Net Advisory Fees Paid$4,471,190

Goldman Sachs Large Cap Core Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38144N452-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Core Fund

Class R6: GSPUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,350,147,900
  # of Portfolio Holdings159
  Portfolio Turnover Rate28%
  Total Net Advisory Fees Paid$4,471,190

Goldman Sachs Large Cap Core Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38147X390-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Core Fund

Class R: GSPRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$64	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,350,147,900
  # of Portfolio Holdings159
  Portfolio Turnover Rate28%
  Total Net Advisory Fees Paid$4,471,190

Goldman Sachs Large Cap Core Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38144N460-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Core Fund

Class P: GGGPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,350,147,900
  # of Portfolio Holdings159
  Portfolio Turnover Rate28%
  Total Net Advisory Fees Paid$4,471,190

Goldman Sachs Large Cap Core Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Core Fund

38150B608-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Growth Fund

Class A: GGOAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$924,332,721
  # of Portfolio Holdings74
  Portfolio Turnover Rate36%
  Total Net Advisory Fees Paid$3,847,848

Goldman Sachs Mid Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y104-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Growth Fund

Class C: GGOCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$924,332,721
  # of Portfolio Holdings74
  Portfolio Turnover Rate36%
  Total Net Advisory Fees Paid$3,847,848

Goldman Sachs Mid Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y302-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Growth Fund

Institutional Class: GGOIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$924,332,721
  # of Portfolio Holdings74
  Portfolio Turnover Rate36%
  Total Net Advisory Fees Paid$3,847,848

Goldman Sachs Mid Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y401-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Growth Fund

Service Class: GGOSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$924,332,721
  # of Portfolio Holdings74
  Portfolio Turnover Rate36%
  Total Net Advisory Fees Paid$3,847,848

Goldman Sachs Mid Cap Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y500-SAR-0225     Service Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Growth Fund

Investor Class: GGOTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$924,332,721
  # of Portfolio Holdings74
  Portfolio Turnover Rate36%
  Total Net Advisory Fees Paid$3,847,848

Goldman Sachs Mid Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38144N346-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Growth Fund

Class R6: GGOUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$924,332,721
  # of Portfolio Holdings74
  Portfolio Turnover Rate36%
  Total Net Advisory Fees Paid$3,847,848

Goldman Sachs Mid Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38148U601-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Growth Fund

Class R: GGORX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$73	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$924,332,721
  # of Portfolio Holdings74
  Portfolio Turnover Rate36%
  Total Net Advisory Fees Paid$3,847,848

Goldman Sachs Mid Cap Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38144N353-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Growth Fund

Class P: GGQPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$924,332,721
  # of Portfolio Holdings74
  Portfolio Turnover Rate36%
  Total Net Advisory Fees Paid$3,847,848

Goldman Sachs Mid Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38150B699-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Growth Fund

Class A: GSBDX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$303,167,164
  # of Portfolio Holdings108
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$901,483

Goldman Sachs Small Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C182-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Growth Fund

Class C: GSBAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$98	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$303,167,164
  # of Portfolio Holdings108
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$901,483

Goldman Sachs Small Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C174-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Growth Fund

Institutional Class: GSAJX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$303,167,164
  # of Portfolio Holdings108
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$901,483

Goldman Sachs Small Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C141-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Growth Fund

Investor Class: GSAHX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$303,167,164
  # of Portfolio Holdings108
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$901,483

Goldman Sachs Small Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C133-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Growth Fund

Class R6: GSBEX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$303,167,164
  # of Portfolio Holdings108
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$901,483

Goldman Sachs Small Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C158-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Growth Fund

Class P: GSADX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$303,167,164
  # of Portfolio Holdings108
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$901,483

Goldman Sachs Small Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C125-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Class A: GSMAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,634,290,979
  # of Portfolio Holdings103
  Portfolio Turnover Rate47%
  Total Net Advisory Fees Paid$7,575,072

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H779-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Class C: GSMGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,634,290,979
  # of Portfolio Holdings103
  Portfolio Turnover Rate47%
  Total Net Advisory Fees Paid$7,575,072

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H753-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class: GSMYX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,634,290,979
  # of Portfolio Holdings103
  Portfolio Turnover Rate47%
  Total Net Advisory Fees Paid$7,575,072

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H746-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Service Class: GSMQX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$69	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,634,290,979
  # of Portfolio Holdings103
  Portfolio Turnover Rate47%
  Total Net Advisory Fees Paid$7,575,072

Goldman Sachs Small/Mid Cap Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H738-SAR-0225     Service Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class: GTMTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,634,290,979
  # of Portfolio Holdings103
  Portfolio Turnover Rate47%
  Total Net Advisory Fees Paid$7,575,072

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38144N320-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Class R6: GTMUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,634,290,979
  # of Portfolio Holdings103
  Portfolio Turnover Rate47%
  Total Net Advisory Fees Paid$7,575,072

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38148U700-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Class R: GTMRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$73	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,634,290,979
  # of Portfolio Holdings103
  Portfolio Turnover Rate47%
  Total Net Advisory Fees Paid$7,575,072

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38144N338-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Growth Fund

Class P: GSWPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,634,290,979
  # of Portfolio Holdings103
  Portfolio Turnover Rate47%
  Total Net Advisory Fees Paid$7,575,072

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38150B327-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Growth Fund

Class A: GGRAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$54	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$193,420,890
  # of Portfolio Holdings54
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$695,066

Goldman Sachs Strategic Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y609-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Growth Fund

Class C: GGRCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$193,420,890
  # of Portfolio Holdings54
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$695,066

Goldman Sachs Strategic Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y807-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Growth Fund

Institutional Class: GSTIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$193,420,890
  # of Portfolio Holdings54
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$695,066

Goldman Sachs Strategic Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y880-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Growth Fund

Service Class: GSTSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$193,420,890
  # of Portfolio Holdings54
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$695,066

Goldman Sachs Strategic Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38142Y872-SAR-0225     Service Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Growth Fund

Investor Class: GSTTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$193,420,890
  # of Portfolio Holdings54
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$695,066

Goldman Sachs Strategic Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38144N387-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Growth Fund

Class R6: GGRUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$193,420,890
  # of Portfolio Holdings54
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$695,066

Goldman Sachs Strategic Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38147X358-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Growth Fund

Class R: GSTRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$67	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$193,420,890
  # of Portfolio Holdings54
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$695,066

Goldman Sachs Strategic Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38144N395-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Growth Fund

Class P: GSPPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$193,420,890
  # of Portfolio Holdings54
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$695,066

Goldman Sachs Strategic Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Growth Fund

38150B285-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Technology Opportunities Fund

Class A: GITAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$853,974,101
  # of Portfolio Holdings36
  Portfolio Turnover Rate30%
  Total Net Advisory Fees Paid$3,596,340

Goldman Sachs Technology Opportunities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y823-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Technology Opportunities Fund

Class C: GITCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$100	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$853,974,101
  # of Portfolio Holdings36
  Portfolio Turnover Rate30%
  Total Net Advisory Fees Paid$3,596,340

Goldman Sachs Technology Opportunities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y849-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Technology Opportunities Fund

Institutional Class: GITIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$853,974,101
  # of Portfolio Holdings36
  Portfolio Turnover Rate30%
  Total Net Advisory Fees Paid$3,596,340

Goldman Sachs Technology Opportunities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y856-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Technology Opportunities Fund

Service Class: GITSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$73	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$853,974,101
  # of Portfolio Holdings36
  Portfolio Turnover Rate30%
  Total Net Advisory Fees Paid$3,596,340

Goldman Sachs Technology Opportunities Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38142Y864-SAR-0225     Service Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Technology Opportunities Fund

Investor Class: GISTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$853,974,101
  # of Portfolio Holdings36
  Portfolio Turnover Rate30%
  Total Net Advisory Fees Paid$3,596,340

Goldman Sachs Technology Opportunities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38145C489-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Technology Opportunities Fund

Class R6: GTORX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$853,974,101
  # of Portfolio Holdings36
  Portfolio Turnover Rate30%
  Total Net Advisory Fees Paid$3,596,340

Goldman Sachs Technology Opportunities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38148U148-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Technology Opportunities Fund

Class P: GSJPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$853,974,101
  # of Portfolio Holdings36
  Portfolio Turnover Rate30%
  Total Net Advisory Fees Paid$3,596,340

Goldman Sachs Technology Opportunities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Technology Opportunities Fund

38150B228-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs U.S. Equity ESG Fund

Class A: GAGVX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$30,140,826
  # of Portfolio Holdings40
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$81,395

Goldman Sachs U.S. Equity ESG Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38144N288-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs U.S. Equity ESG Fund

Class C: GCGVX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$30,140,826
  # of Portfolio Holdings40
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$81,395

Goldman Sachs U.S. Equity ESG Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38144N270-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs U.S. Equity ESG Fund

Institutional Class: GINGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$30,140,826
  # of Portfolio Holdings40
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$81,395

Goldman Sachs U.S. Equity ESG Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38144N247-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs U.S. Equity ESG Fund

Investor Class: GIRGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$30,140,826
  # of Portfolio Holdings40
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$81,395

Goldman Sachs U.S. Equity ESG Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38144N254-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs U.S. Equity ESG Fund

Class R6: GDEUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$30,140,826
  # of Portfolio Holdings40
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$81,395

Goldman Sachs U.S. Equity ESG Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38147X341-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs U.S. Equity ESG Fund

Class R: GRGVX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$65	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$30,140,826
  # of Portfolio Holdings40
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$81,395

Goldman Sachs U.S. Equity ESG Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38144N262-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs U.S. Equity ESG Fund

Class P: GALPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$30,140,826
  # of Portfolio Holdings40
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$81,395

Goldman Sachs U.S. Equity ESG Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity ESG Fund

38150C101-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Equity Income Fund

Class A: GSGRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$417,121,817
  # of Portfolio Holdings77
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$1,326,758

Goldman Sachs Equity Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W588-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Equity Income Fund

Class C: GSGCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$417,121,817
  # of Portfolio Holdings77
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$1,326,758

Goldman Sachs Equity Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38142B310-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Equity Income Fund

Institutional Class: GSIIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$417,121,817
  # of Portfolio Holdings77
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$1,326,758

Goldman Sachs Equity Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W414-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Equity Income Fund

Service Class: GSGSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$417,121,817
  # of Portfolio Holdings77
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$1,326,758

Goldman Sachs Equity Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W422-SAR-0225     Service Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Equity Income Fund

Investor Class: GRGTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$417,121,817
  # of Portfolio Holdings77
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$1,326,758

Goldman Sachs Equity Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38144N437-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Equity Income Fund

Class R6: GRGUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$417,121,817
  # of Portfolio Holdings77
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$1,326,758

Goldman Sachs Equity Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38147X457-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Equity Income Fund

Class R: GRGRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$417,121,817
  # of Portfolio Holdings77
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$1,326,758

Goldman Sachs Equity Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38144N445-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Equity Income Fund

Class P: GABPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$417,121,817
  # of Portfolio Holdings77
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$1,326,758

Goldman Sachs Equity Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38150B798-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Focused Value Fund

Class A: GFVAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$60,992,837
  # of Portfolio Holdings33
  Portfolio Turnover Rate60%
  Total Net Advisory Fees Paid$187,164

Goldman Sachs Focused Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X689-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Focused Value Fund

Class C: GFVCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$60,992,837
  # of Portfolio Holdings33
  Portfolio Turnover Rate60%
  Total Net Advisory Fees Paid$187,164

Goldman Sachs Focused Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X671-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Focused Value Fund

Institutional Class: GFVSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$60,992,837
  # of Portfolio Holdings33
  Portfolio Turnover Rate60%
  Total Net Advisory Fees Paid$187,164

Goldman Sachs Focused Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X630-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Focused Value Fund

Investor Class: GFVIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$60,992,837
  # of Portfolio Holdings33
  Portfolio Turnover Rate60%
  Total Net Advisory Fees Paid$187,164

Goldman Sachs Focused Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X663-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Focused Value Fund

Class R6: GFVUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$60,992,837
  # of Portfolio Holdings33
  Portfolio Turnover Rate60%
  Total Net Advisory Fees Paid$187,164

Goldman Sachs Focused Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X648-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Focused Value Fund

Class R: GFVRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$64	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$60,992,837
  # of Portfolio Holdings33
  Portfolio Turnover Rate60%
  Total Net Advisory Fees Paid$187,164

Goldman Sachs Focused Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38147X655-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Focused Value Fund

Class P: GGYPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$60,992,837
  # of Portfolio Holdings33
  Portfolio Turnover Rate60%
  Total Net Advisory Fees Paid$187,164

Goldman Sachs Focused Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Focused Value Fund

38150B772-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Value Fund

Class A: GSLAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$453,623,350
  # of Portfolio Holdings69
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$1,493,833

Goldman Sachs Large Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y815-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Value Fund

Class C: GSVCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$453,623,350
  # of Portfolio Holdings69
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$1,493,833

Goldman Sachs Large Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y781-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Value Fund

Institutional Class: GSLIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$453,623,350
  # of Portfolio Holdings69
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$1,493,833

Goldman Sachs Large Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y773-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Value Fund

Service Class: GSVSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$453,623,350
  # of Portfolio Holdings69
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$1,493,833

Goldman Sachs Large Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y765-SAR-0225     Service Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Value Fund

Investor Class: GSVTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$453,623,350
  # of Portfolio Holdings69
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$1,493,833

Goldman Sachs Large Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38144N411-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Value Fund

Class R6: GSVUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$453,623,350
  # of Portfolio Holdings69
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$1,493,833

Goldman Sachs Large Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38147X440-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Value Fund

Class R: GSVRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$453,623,350
  # of Portfolio Holdings69
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$1,493,833

Goldman Sachs Large Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38144N429-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Large Cap Value Fund

Class P: GMYPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$453,623,350
  # of Portfolio Holdings69
  Portfolio Turnover Rate35%
  Total Net Advisory Fees Paid$1,493,833

Goldman Sachs Large Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38150B533-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Value Fund

Class A: GCMAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,107,838,956
  # of Portfolio Holdings104
  Portfolio Turnover Rate43%
  Total Net Advisory Fees Paid$4,331,787

Goldman Sachs Mid Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38142V720-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Value Fund

Class C: GCMCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,107,838,956
  # of Portfolio Holdings104
  Portfolio Turnover Rate43%
  Total Net Advisory Fees Paid$4,331,787

Goldman Sachs Mid Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38142V696-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Value Fund

Institutional Class: GSMCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,107,838,956
  # of Portfolio Holdings104
  Portfolio Turnover Rate43%
  Total Net Advisory Fees Paid$4,331,787

Goldman Sachs Mid Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38141W398-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Value Fund

Service Class: GSMSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$67	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,107,838,956
  # of Portfolio Holdings104
  Portfolio Turnover Rate43%
  Total Net Advisory Fees Paid$4,331,787

Goldman Sachs Mid Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38141W380-SAR-0225     Service Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Value Fund

Investor Class: GCMTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,107,838,956
  # of Portfolio Holdings104
  Portfolio Turnover Rate43%
  Total Net Advisory Fees Paid$4,331,787

Goldman Sachs Mid Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38144N361-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Value Fund

Class R6: GCMUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,107,838,956
  # of Portfolio Holdings104
  Portfolio Turnover Rate43%
  Total Net Advisory Fees Paid$4,331,787

Goldman Sachs Mid Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38147X432-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Value Fund

Class R: GCMRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,107,838,956
  # of Portfolio Holdings104
  Portfolio Turnover Rate43%
  Total Net Advisory Fees Paid$4,331,787

Goldman Sachs Mid Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38144N379-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Mid Cap Value Fund

Class P: GMPPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,107,838,956
  # of Portfolio Holdings104
  Portfolio Turnover Rate43%
  Total Net Advisory Fees Paid$4,331,787

Goldman Sachs Mid Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38150B475-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Value Fund

Class A: GSSMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$996,984,189
  # of Portfolio Holdings176
  Portfolio Turnover Rate37%
  Total Net Advisory Fees Paid$5,295,269

Goldman Sachs Small Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38141W612-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Value Fund

Class C: GSSCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	2.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$996,984,189
  # of Portfolio Holdings176
  Portfolio Turnover Rate37%
  Total Net Advisory Fees Paid$5,295,269

Goldman Sachs Small Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142B336-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Value Fund

Institutional Class: GSSIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$996,984,189
  # of Portfolio Holdings176
  Portfolio Turnover Rate37%
  Total Net Advisory Fees Paid$5,295,269

Goldman Sachs Small Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142V209-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Value Fund

Service Class: GSSSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$74	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$996,984,189
  # of Portfolio Holdings176
  Portfolio Turnover Rate37%
  Total Net Advisory Fees Paid$5,295,269

Goldman Sachs Small Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142V308-SAR-0225     Service Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Value Fund

Investor Class: GSQTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$996,984,189
  # of Portfolio Holdings176
  Portfolio Turnover Rate37%
  Total Net Advisory Fees Paid$5,295,269

Goldman Sachs Small Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38144N296-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Value Fund

Class R6: GSSUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$996,984,189
  # of Portfolio Holdings176
  Portfolio Turnover Rate37%
  Total Net Advisory Fees Paid$5,295,269

Goldman Sachs Small Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38147X424-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Value Fund

Class R: GSQRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$75	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$996,984,189
  # of Portfolio Holdings176
  Portfolio Turnover Rate37%
  Total Net Advisory Fees Paid$5,295,269

Goldman Sachs Small Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38144N312-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Value Fund

Class P: GSYPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$49	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$996,984,189
  # of Portfolio Holdings176
  Portfolio Turnover Rate37%
  Total Net Advisory Fees Paid$5,295,269

Goldman Sachs Small Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38150B343-SAR-0225     Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Value Fund

Class A: GMVAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$143,144,677
  # of Portfolio Holdings120
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$601,518

Goldman Sachs Small/Mid Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X101-SAR-0225     Class A

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Value Fund

Class C: GMVCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$94	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$143,144,677
  # of Portfolio Holdings120
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$601,518

Goldman Sachs Small/Mid Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X200-SAR-0225     Class C

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Value Fund

Institutional Class: GSMVX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$143,144,677
  # of Portfolio Holdings120
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$601,518

Goldman Sachs Small/Mid Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X309-SAR-0225     Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Value Fund

Investor Class: GMVIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$143,144,677
  # of Portfolio Holdings120
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$601,518

Goldman Sachs Small/Mid Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X408-SAR-0225     Investor Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Value Fund

Class R6: GMCUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$143,144,677
  # of Portfolio Holdings120
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$601,518

Goldman Sachs Small/Mid Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X416-SAR-0225     Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Value Fund

Class R: GMVRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$69	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$143,144,677
  # of Portfolio Holdings120
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$601,518

Goldman Sachs Small/Mid Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38147X507-SAR-0225     Class R

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small/Mid Cap Value Fund

Class P: GSVPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$143,144,677
  # of Portfolio Holdings120
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$601,518

Goldman Sachs Small/Mid Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Value Fund

38150B319-SAR-0225     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 Goldman Sachs Fundamental Equity Growth Funds Goldman Sachs Enhanced Core Equity Fund Goldman Sachs Large Cap Core Fund Goldman Sachs Mid Cap Growth Fund Goldman Sachs Small Cap Growth Fund Goldman Sachs Small/Mid Cap Growth Fund Goldman Sachs Strategic Growth Fund Goldman Sachs Technology Opportunities Fund Goldman Sachs U.S. Equity ESG Fund Goldman Sachs Asset Management

Goldman Sachs Fundamental Equity Growth Funds

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%

Aerospace & Defense – 1.1%
11,835	L3Harris Technologies, Inc.	$2,439,312
12,664	Woodward, Inc.	2,393,432

		4,832,744

Air Freight & Logistics – 0.4%
14,992	United Parcel Service, Inc., Class B	1,784,498

Automobiles – 1.3%
18,865	Tesla, Inc.*	5,527,068

Banks – 3.8%
110,810	Bank of America Corp.	5,108,341
21,835	East West Bancorp, Inc.	2,061,879
24,154	JPMorgan Chase & Co.	6,392,356
13,875	M&T Bank Corp.	2,660,115

		16,222,691

Beverages – 0.8%
23,860	Coca-Cola Europacific Partners PLC (United Kingdom)	2,058,164
21,445	Molson Coors Beverage Co., Class B	1,314,364

		3,372,528

Biotechnology – 1.8%
26,444	AbbVie, Inc.	5,527,589
16,423	Neurocrine Biosciences, Inc.*	1,949,739

		7,477,328

Broadline Retail – 3.8%
74,942	Amazon.com, Inc.*	15,908,688

Capital Markets – 1.8%
26,424	Charles Schwab Corp. (The)	2,101,501
2,733	MSCI, Inc.	1,613,864
17,603	Nasdaq, Inc.	1,457,176
15,200	Raymond James Financial, Inc.	2,350,984

		7,523,525

Chemicals – 1.6%
16,083	RPM International, Inc.	1,992,523
7,872	Sherwin-Williams Co. (The)	2,851,790
16,961	Westlake Corp.	1,904,720

		6,749,033

Communications Equipment – 0.3%
3,163	Motorola Solutions, Inc.	1,392,416

Consumer Finance – 0.9%
12,974	American Express Co.	3,904,655

Consumer Staples Distribution & Retail – 2.3%
20,557	BJ’s Wholesale Club Holdings, Inc.*	2,081,602
1,830	Costco Wholesale Corp.	1,918,957
23,567	Performance Food Group Co.*	2,006,494
37,348	Walmart, Inc.	3,682,886

		9,689,939

Diversified Telecommunication Services – 1.0%
152,465	AT&T, Inc.	4,179,066

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – 1.2%
30,006	Entergy Corp.	$2,619,824
10,971	NRG Energy, Inc.	1,159,744
37,867	PPL Corp.	1,333,297

		5,112,865

Electrical Equipment – 1.7%
14,619	AMETEK, Inc.	2,767,377
5,781	GE Vernova, Inc.	1,937,676
8,669	Rockwell Automation, Inc.	2,489,303

		7,194,356

Entertainment – 1.3%
5,472	Netflix, Inc.*	5,365,624

Financial Services – 6.3%
19,950	Berkshire Hathaway, Inc., Class B*	10,250,909
6,530	Corpay, Inc.*	2,396,836
39,832	Equitable Holdings, Inc.	2,191,557
19,854	Fidelity National Information Services, Inc.	1,412,016
12,160	Global Payments, Inc.	1,280,205
12,364	Mastercard, Inc., Class A	7,125,497
5,897	Visa, Inc., Class A	2,138,901

		26,795,921

Ground Transportation – 0.6%
13,718	Old Dominion Freight Line, Inc.	2,421,227

Health Care Equipment & Supplies – 1.6%
31,201	Abbott Laboratories	4,306,050
24,843	Boston Scientific Corp.*	2,578,455

		6,884,505

Health Care Providers & Services – 2.2%
9,468	Cencora, Inc.	2,400,517
4,121	Humana, Inc.	1,114,401
11,743	UnitedHealth Group, Inc.	5,577,455

		9,092,373

Health Care REITs – 0.6%
34,664	Ventas, Inc. REIT	2,398,055

Hotels, Restaurants & Leisure – 2.3%
2,420	Domino’s Pizza, Inc.	1,185,098
13,151	McDonald’s Corp.	4,054,848
19,589	Starbucks Corp.	2,268,602
11,834	Texas Roadhouse, Inc.	2,178,521

		9,687,069

Household Durables – 0.4%
14,055	Lennar Corp., Class A	1,681,400

Household Products – 1.5%
16,423	Colgate-Palmolive Co.	1,497,285
26,533	Procter & Gamble Co. (The)	4,612,497

		6,109,782

Independent Power and Renewable Electricity Producers – 0.4%
11,356	Vistra Corp.	1,517,843

Industrial Conglomerates – 0.7%
14,555	Honeywell International, Inc.	3,098,614

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrial REITs – 0.3%
52,684	Americold Realty Trust, Inc. REIT	$1,208,044

Insurance – 3.7%
13,723	Allstate Corp. (The)	2,732,936
17,893	American Financial Group, Inc.	2,259,528
21,173	Arch Capital Group Ltd.	1,967,183
14,743	Marsh & McLennan Cos., Inc.	3,506,475
10,705	Travelers Cos., Inc. (The)	2,767,136
29,039	Unum Group	2,389,619

		15,622,877

Interactive Media & Services – 7.0%
49,411	Alphabet, Inc., Class A	8,413,705
40,122	Alphabet, Inc., Class C	6,909,811
21,621	Meta Platforms, Inc., Class A	14,447,152

		29,770,668

IT Services – 1.4%
11,606	Accenture PLC, Class A (Ireland)	4,044,691
7,687	International Business Machines Corp.	1,940,506

		5,985,197

Life Sciences Tools & Services – 0.7%
1,788	Mettler-Toledo International, Inc.*	2,275,623
2,800	West Pharmaceutical Services, Inc.	650,552

		2,926,175

Machinery – 1.9%
4,007	Caterpillar, Inc.	1,378,208
10,482	IDEX Corp.	2,036,967
10,472	Illinois Tool Works, Inc.	2,764,398
13,316	ITT, Inc.	1,880,752

		8,060,325

Media – 0.5%
27,689	Omnicom Group, Inc.	2,291,542

Metals & Mining – 0.6%
17,168	Steel Dynamics, Inc.	2,318,882

Multi-Utilities – 0.6%
34,480	CMS Energy Corp.	2,518,764

Oil, Gas & Consumable Fuels – 2.7%
23,754	ConocoPhillips	2,355,209
59,527	Exxon Mobil Corp.	6,627,141
18,586	Phillips 66	2,410,418

		11,392,768

Passenger Airlines – 0.5%
23,463	United Airlines Holdings, Inc.*	2,201,064

Personal Care Products – 0.7%
126,404	Kenvue, Inc.	2,983,134

Pharmaceuticals – 3.0%
25,630	AstraZeneca PLC ADR (United Kingdom)	1,953,262
6,805	Eli Lilly & Co.	6,264,887
4,980	Johnson & Johnson	821,800

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
41,403	Merck & Co., Inc.	$3,819,427

		12,859,376

Residential REITs – 1.6%
63,333	American Homes 4 Rent, Class A REIT	2,343,954
13,040	AvalonBay Communities, Inc. REIT	2,949,387
9,968	Camden Property Trust REIT	1,236,630

		6,529,971

Semiconductors & Semiconductor Equipment – 9.5%
19,495	Applied Materials, Inc.	3,081,575
40,378	Broadcom, Inc.	8,052,584
3,854	KLA Corp.	2,731,869
17,801	Marvell Technology, Inc.	1,634,488
13,696	MKS Instruments, Inc.	1,257,567
186,667	NVIDIA Corp.	23,318,442

		40,076,525

Software – 9.2%
5,603	AppLovin Corp., Class A*	1,825,121
38,241	Dynatrace, Inc.*	2,189,297
5,894	Manhattan Associates, Inc.*	1,042,531
68,732	Microsoft Corp.	27,285,917
14,303	Salesforce, Inc.	4,260,149
3,910	Tyler Technologies, Inc.*	2,378,961

		38,981,976

Specialized REITs – 0.5%
71,722	VICI Properties, Inc. REIT	2,330,248

Specialty Retail – 2.4%
8,464	Home Depot, Inc. (The)	3,356,822
13,016	Lowe’s Cos., Inc.	3,236,298
9,539	TJX Cos., Inc. (The)	1,190,086
6,367	Ulta Beauty, Inc.*	2,332,614

		10,115,820

Technology Hardware, Storage & Peripherals – 7.9%
137,482	Apple, Inc.	33,248,647

Textiles, Apparel & Luxury Goods – 0.4%
21,572	PVH Corp.	1,614,448

Trading Companies & Distributors – 0.6%
35,709	Fastenal Co.	2,704,242

TOTAL COMMON STOCKS (Cost $296,755,110)		411,664,506

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Shares	Description	Value

Exchange-Traded Fund – 0.5%

3,957	SPDR S&P 500 ETF Trust
(Cost $2,388,604)		$2,351,170

Shares	Dividend Rate	Value

Investment Company – 2.0%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
8,249,341	4.287%	8,249,341
(Cost $8,249,341)

TOTAL INVESTMENTS – 99.9% (Cost $307,393,055)		$422,265,017

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		331,852

NET ASSETS – 100.0%		$422,596,869

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%

Aerospace & Defense – 1.5%
54,105	Boeing Co. (The)*	$9,448,356
35,217	General Electric Co.	7,289,215
1,790	TransDigm Group, Inc.	2,447,288

		19,184,859

Air Freight & Logistics – 0.5%
58,976	United Parcel Service, Inc., Class B	7,019,913

Automobiles – 1.2%
54,067	Tesla, Inc.*	15,840,550

Banks – 4.0%
452,242	Bank of America Corp.	20,848,356
125,384	JPMorgan Chase & Co.	33,182,876

		54,031,232

Beverages – 1.5%
194,011	Coca-Cola Co. (The)	13,815,523
67,871	Coca-Cola Europacific Partners PLC (United Kingdom)	5,854,553

		19,670,076

Biotechnology – 1.9%
72,124	AbbVie, Inc.	15,076,080
10,398	Alnylam Pharmaceuticals, Inc.*	2,565,707
3,965	Argenx SE ADR (Netherlands)*	2,476,817
16,519	BioNTech SE ADR (Germany)*	1,865,325
26,320	Neurocrine Biosciences, Inc.*	3,124,710

		25,108,639

Broadline Retail – 3.8%
243,113	Amazon.com, Inc.*	51,608,028

Building Products – 0.4%
26,743	Fortune Brands Innovations, Inc.	1,730,807
11,525	Trane Technologies PLC	4,076,392

		5,807,199

Capital Markets – 1.7%
4,769	Blackrock, Inc.	4,663,033
26,668	Blackstone, Inc.	4,297,815
49,762	Charles Schwab Corp. (The)	3,957,572
1,937	Coinbase Global, Inc., Class A*	417,656
5,017	MSCI, Inc.	2,962,589
27,747	Nasdaq, Inc.	2,296,896
7,915	S&P Global, Inc.	4,224,552

		22,820,113

Chemicals – 1.9%
24,875	Air Products and Chemicals, Inc.	7,864,231
44,299	Sherwin-Williams Co. (The)	16,048,199
18,660	Westlake Corp.	2,095,518

		26,007,948

Commercial Services & Supplies – 0.3%
19,530	Waste Connections, Inc.	3,706,013

Communications Equipment – 0.5%
18,009	Arista Networks, Inc.*	1,675,738
10,242	Motorola Solutions, Inc.	4,508,733

		6,184,471

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – 0.1%
3,629	Comfort Systems USA, Inc.	$1,318,525

Construction Materials – 0.9%
25,411	Martin Marietta Materials, Inc.	12,277,071

Consumer Finance – 1.3%
60,139	American Express Co.	18,099,433

Consumer Staples Distribution & Retail – 2.2%
5,014	Costco Wholesale Corp.	5,257,731
251,973	Walmart, Inc.	24,847,057

		30,104,788

Containers & Packaging – 0.2%
39,839	International Paper Co.	2,244,928

Diversified Telecommunication Services – 1.1%
539,676	AT&T, Inc.	14,792,519

Electric Utilities – 1.3%
25,066	Entergy Corp.	2,188,512
5,587	Eversource Energy	352,037
98,165	NextEra Energy, Inc.	6,888,238
80,734	PG&E Corp.	1,319,193
81,627	PPL Corp.	2,874,087
55,277	Xcel Energy, Inc.	3,985,472

		17,607,539

Electrical Equipment – 2.7%
20,016	AMETEK, Inc.	3,789,029
38,552	Eaton Corp. PLC	11,308,073
23,297	GE Vernova, Inc.	7,808,688
48,262	Rockwell Automation, Inc.	13,858,433

		36,764,223

Electronic Equipment, Instruments & Components – 0.7%
135,567	Amphenol Corp., Class A	9,028,762

Energy Equipment & Services – 0.1%
25,411	Baker Hughes Co.	1,133,076

Entertainment – 1.4%
29,022	Live Nation Entertainment, Inc.*	4,160,594
10,065	Netflix, Inc.*	9,869,336
8,610	Spotify Technology SA*	5,234,966

		19,264,896

Financial Services – 5.0%
54,239	Berkshire Hathaway, Inc., Class B*	27,869,625
3,248	Corpay, Inc.*	1,192,178
28,502	Equitable Holdings, Inc.	1,568,180
16,756	Fiserv, Inc.*	3,949,222
40,796	Mastercard, Inc., Class A	23,511,143
23,294	Visa, Inc., Class A	8,448,967

		66,539,315

Ground Transportation – 1.0%
16,372	Norfolk Southern Corp.	4,023,419
27,988	Old Dominion Freight Line, Inc.	4,939,882
52,156	Uber Technologies, Inc.*	3,964,378

		12,927,679

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – 3.9%
102,062	Abbott Laboratories	$14,085,577
41,757	Align Technology, Inc.*	7,809,812
153,843	Boston Scientific Corp.*	15,967,365
4,421	IDEXX Laboratories, Inc.*	1,932,463
13,874	Insulet Corp.*	3,777,474
16,653	Intuitive Surgical, Inc.*	9,544,667

		53,117,358

Health Care Providers & Services – 1.1%
7,828	Humana, Inc.	2,116,848
26,704	UnitedHealth Group, Inc.	12,683,332

		14,800,180

Health Care REITs – 0.2%
21,926	Welltower, Inc. REIT	3,365,861

Health Care Technology – 0.2%
9,816	Veeva Systems, Inc., Class A*	2,200,158

Hotels, Restaurants & Leisure – 2.3%
42,790	Chipotle Mexican Grill, Inc.*	2,309,376
11,978	DoorDash, Inc., Class A*	2,376,914
60,835	DraftKings, Inc., Class A*	2,668,223
9,393	Hilton Worldwide Holdings, Inc.	2,488,769
18,708	McDonald’s Corp.	5,768,238
47,407	Royal Caribbean Cruises Ltd.	11,666,863
28,215	Starbucks Corp.	3,267,579
3,761	Wingstop, Inc.	883,008

		31,428,970

Household Durables – 0.5%
62,784	Lennar Corp., Class A	7,510,850

Household Products – 2.0%
112,437	Colgate-Palmolive Co.	10,250,881
93,373	Procter & Gamble Co. (The)	16,231,963

		26,482,844

Independent Power and Renewable Electricity Producers – 0.1%
15,526	Vistra Corp.	2,075,205

Industrial Conglomerates – 1.8%
69,283	3M Co.	10,747,179
65,570	Honeywell International, Inc.	13,959,197

		24,706,376

Industrial REITs – 0.7%
78,886	Prologis, Inc. REIT	9,775,553

Insurance – 1.4%
22,007	Allstate Corp. (The)	4,382,694
20,682	Arch Capital Group Ltd.	1,921,565
11,417	Chubb Ltd.	3,259,325
18,156	Globe Life, Inc.	2,313,619
19,206	Marsh & McLennan Cos., Inc.	4,567,955
28,814	Unum Group	2,371,104

		18,816,262

Interactive Media & Services – 6.4%
151,427	Alphabet, Inc., Class A	25,784,990
117,574	Alphabet, Inc., Class C	20,248,594
60,531	Meta Platforms, Inc., Class A	40,446,814

		86,480,398

Shares	Description	Value

Common Stocks – (continued)

IT Services – 1.2%
20,101	Accenture PLC, Class A (Ireland)	$7,005,198
22,706	International Business Machines Corp.	5,731,903
12,347	Shopify, Inc., Class A (Canada)*	1,382,864
17,215	Snowflake, Inc., Class A*	3,048,776

		17,168,741

Life Sciences Tools & Services – 1.0%
30,511	Danaher Corp.	6,338,965
8,310	Thermo Fisher Scientific, Inc.	4,395,658
10,200	West Pharmaceutical Services, Inc.	2,369,868

		13,104,491

Machinery – 1.7%
12,338	Caterpillar, Inc.	4,243,655
53,265	Illinois Tool Works, Inc.	14,060,895
33,025	Xylem, Inc.	4,322,642

		22,627,192

Metals & Mining – 0.3%
49,574	Freeport-McMoRan, Inc.	1,829,776
19,368	Steel Dynamics, Inc.	2,616,036

		4,445,812

Multi-Utilities – 1.3%
34,554	CMS Energy Corp.	2,524,170
152,048	NiSource, Inc.	6,205,079
87,593	Public Service Enterprise Group, Inc.	7,108,172
21,329	Sempra	1,526,516

		17,363,937

Oil, Gas & Consumable Fuels – 3.6%
18,168	Cheniere Energy, Inc.	4,152,478
40,667	Chevron Corp.	6,450,599
84,889	ConocoPhillips	8,416,744
28,010	Diamondback Energy, Inc.	4,452,470
75,261	Expand Energy Corp.	7,441,808
123,082	Exxon Mobil Corp.	13,702,719
6,100	Marathon Petroleum Corp.	916,098
19,482	Phillips 66	2,526,621

		48,059,537

Passenger Airlines – 0.2%
27,456	United Airlines Holdings, Inc.*	2,575,647

Personal Care Products – 0.3%
148,004	Kenvue, Inc.	3,492,894

Pharmaceuticals – 3.1%
36,276	AstraZeneca PLC ADR (United Kingdom)	2,764,594
30,210	Eli Lilly & Co.	27,812,232
35,785	Johnson & Johnson	5,905,241
66,522	Merck & Co., Inc.	6,136,654

		42,618,721

Professional Services – 0.2%
5,227	Equifax, Inc.	1,281,660
5,191	Verisk Analytics, Inc.	1,541,260

		2,822,920

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – 0.4%
68,896	American Homes 4 Rent, Class A REIT	$2,549,841
12,128	AvalonBay Communities, Inc. REIT	2,743,111

		5,292,952

Semiconductors & Semiconductor Equipment – 9.0%
7,027	Applied Materials, Inc.	1,110,758
97,465	Broadcom, Inc.	19,437,445
14,111	Enphase Energy, Inc.*	808,984
12,291	KLA Corp.	8,712,352
115,037	Marvell Technology, Inc.	10,562,697
53,415	Microchip Technology, Inc.	3,144,007
54,765	Micron Technology, Inc.	5,127,647
546,515	NVIDIA Corp.	68,270,654
23,366	Texas Instruments, Inc.	4,579,502

		121,754,046

Software – 9.2%
11,924	Adobe, Inc.*	5,229,390
12,464	Atlassian Corp., Class A*	3,543,017
14,114	Cadence Design Systems, Inc.*	3,535,557
7,258	Crowdstrike Holdings, Inc., Class A*	2,828,152
30,697	Datadog, Inc., Class A*	3,577,735
3,647	HubSpot, Inc.*	2,640,392
211,066	Microsoft Corp.	83,791,091
23,537	Palantir Technologies, Inc., Class A*	1,998,762
45,851	Salesforce, Inc.	13,656,720
37,355	Samsara, Inc., Class A*	1,781,086
10,068	Zscaler, Inc.*	1,975,644

		124,557,546

Specialized REITs – 0.6%
16,789	American Tower Corp. REIT	3,452,154
4,202	Equinix, Inc. REIT	3,801,213
10,089	Millrose Properties, Inc. REIT*	230,635

		7,484,002

Specialty Retail – 1.2%
18,459	Home Depot, Inc. (The)	7,320,840
13,322	Lowe’s Cos., Inc.	3,312,382
32,437	TJX Cos., Inc. (The)	4,046,840
34,914	Wayfair, Inc., Class A*	1,380,849

		16,060,911

Technology Hardware, Storage & Peripherals – 7.0%
391,742	Apple, Inc.	94,738,885

Textiles, Apparel & Luxury Goods – 0.1%
5,035	Lululemon Athletica, Inc.*	1,840,846

TOTAL COMMON STOCKS (Cost $752,680,755)		1,325,860,890

Shares	Dividend Rate	Value

Investment Company – 0.7%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
9,202,756	4.287%	$9,202,756
(Cost $9,202,756)

TOTAL INVESTMENTS – 98.9% (Cost $761,883,511)		$1,335,063,646

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		15,084,254

NET ASSETS – 100.0%		$1,350,147,900

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%

Aerospace & Defense – 3.2%
42,904	Axon Enterprise, Inc.*	$22,672,619
36,908	Woodward, Inc.	6,975,427

		29,648,046

Beverages – 1.1%
119,044	Coca-Cola Europacific Partners PLC (United Kingdom)	10,268,736

Biotechnology – 5.0%
58,052	Alnylam Pharmaceuticals, Inc.*	14,324,331
86,500	BioMarin Pharmaceutical, Inc.*	6,155,340
42,521	BioNTech SE ADR (Germany)*	4,801,471
102,184	Exact Sciences Corp.*	4,844,543
82,261	Neurocrine Biosciences, Inc.*	9,766,026
597,032	Roivant Sciences Ltd.*	6,412,124

		46,303,835

Capital Markets – 6.2%
659,068	Blue Owl Capital, Inc.	14,189,734
52,784	Coinbase Global, Inc., Class A*	11,381,286
39,567	MSCI, Inc.	23,364,709
98,280	Nasdaq, Inc.	8,135,619

		57,071,348

Construction Materials – 1.6%
31,273	Martin Marietta Materials, Inc.	15,109,237

Consumer Staples Distribution & Retail – 2.2%
197,889	BJ’s Wholesale Club Holdings, Inc.*	20,038,240

Containers & Packaging – 0.9%
165,616	Ball Corp.	8,726,307

Electrical Equipment – 6.1%
51,346	AMETEK, Inc.	9,719,798
45,675	GE Vernova, Inc.	15,309,346
35,464	Rockwell Automation, Inc.	10,183,488
220,412	Vertiv Holdings Co., Class A	20,976,610

		56,189,242

Entertainment – 1.7%
110,132	Live Nation Entertainment, Inc.*	15,788,524

Financial Services – 4.6%
48,786	Corpay, Inc.*	17,906,901
312,327	Equitable Holdings, Inc.	17,184,232
97,948	Fidelity National Information Services, Inc.	6,966,062

		42,057,195

Food Products – 0.8%
144,487	Lamb Weston Holdings, Inc.	7,494,541

Ground Transportation – 2.2%
117,312	Old Dominion Freight Line, Inc.	20,705,568

Health Care Equipment & Supplies – 3.9%
44,446	Align Technology, Inc.*	8,312,735
91,462	Cooper Cos., Inc. (The)*	8,266,336
72,137	Insulet Corp.*	19,640,741

		36,219,812

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – 2.9%
106,648	Cencora, Inc.	$27,039,534

Health Care Technology – 1.7%
68,716	Veeva Systems, Inc., Class A*	15,402,004

Hotels, Restaurants & Leisure – 8.7%
45,995	Cava Group, Inc.*	4,370,905
22,034	Domino’s Pizza, Inc.	10,790,270
26,204	DoorDash, Inc., Class A*	5,199,922
240,347	DraftKings, Inc., Class A*	10,541,620
59,882	Hilton Worldwide Holdings, Inc.	15,866,335
49,994	Royal Caribbean Cruises Ltd.	12,303,523
72,155	Texas Roadhouse, Inc.	13,283,014
31,622	Wingstop, Inc.	7,424,213

		79,779,802

Household Durables – 0.7%
56,086	Lennar Corp., Class A	6,709,568

Independent Power and Renewable Electricity Producers – 1.8%
126,084	Vistra Corp.	16,852,387

IT Services – 4.8%
118,386	Cloudflare, Inc., Class A*	17,201,486
29,820	Gartner, Inc.*	14,859,902
46,241	MongoDB, Inc.*	12,366,231

		44,427,619

Life Sciences Tools & Services – 2.2%
5,124	Mettler-Toledo International, Inc.*	6,521,417
59,766	West Pharmaceutical Services, Inc.	13,886,033

		20,407,450

Machinery – 0.5%
33,293	ITT, Inc.	4,702,303

Media – 1.4%
179,979	Trade Desk, Inc. (The), Class A*	12,656,123

Oil, Gas & Consumable Fuels – 5.2%
82,788	Cheniere Energy, Inc.	18,922,025
74,229	Expand Energy Corp.	7,339,763
493,431	Permian Resources Corp.	6,952,443
74,572	Targa Resources Corp.	15,042,664

		48,256,895

Personal Care Products – 0.6%
79,628	elf Beauty, Inc.*	5,593,867

Professional Services – 0.7%
26,345	Equifax, Inc.	6,459,794

Semiconductors & Semiconductor Equipment – 3.1%
91,332	Entegris, Inc.	9,244,625
135,568	Marvell Technology, Inc.	12,447,854
94,249	Microchip Technology, Inc.	5,547,496
12,427	MKS Instruments, Inc.	1,141,047

		28,381,022

Software – 20.5%
95,843	AppLovin Corp., Class A*	31,219,899
140,793	Datadog, Inc., Class A*	16,409,424

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
189,065	Dynatrace, Inc.*	$10,823,971
11,729	Fair Isaac Corp.*	22,124,999
16,838	HubSpot, Inc.*	12,190,543
69,201	Manhattan Associates, Inc.*	12,240,273
21,170	Monday.com Ltd.*	6,282,621
454,461	Palantir Technologies, Inc., Class A*	38,592,828
34,883	Tyler Technologies, Inc.*	21,223,864
141,439	Varonis Systems, Inc.*	6,077,634
65,381	Zscaler, Inc.*	12,829,714

		190,015,770

Specialty Retail – 1.5%
43,003	Floor & Decor Holdings, Inc., Class A*	4,155,380
67,170	Ross Stores, Inc.	9,425,294

		13,580,674

Trading Companies & Distributors – 2.3%
226,192	Fastenal Co.	17,129,520
6,117	United Rentals, Inc.	3,929,072

		21,058,592

TOTAL COMMON STOCKS (Cost $727,568,174)		906,944,035

Shares	Dividend Rate	Value

Investment Company – 2.4%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
22,439,995	4.287%	22,439,995
(Cost $22,439,995)

TOTAL INVESTMENTS – 100.5% (Cost $750,008,169)		$929,384,030

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(5,051,309)

NET ASSETS – 100.0%		$924,332,721

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%

Aerospace & Defense – 3.9%
26,949	Karman Holdings, Inc.*	$849,971
67,677	Loar Holdings, Inc.*	4,918,088
35,486	Moog, Inc., Class A	6,050,008

		11,818,067

Automobile Components – 1.4%
32,017	Dorman Products, Inc.*	4,208,955

Beverages – 0.9%
83,259	Vita Coco Co., Inc. (The)*	2,700,922

Biotechnology – 8.7%
87,058	Alkermes PLC*	2,988,701
22,017	AnaptysBio, Inc.*	370,326
33,116	Apogee Therapeutics, Inc.*	1,041,167
28,269	Bicara Therapeutics, Inc.*(a)	375,978
34,242	Blueprint Medicines Corp.*	3,306,750
44,757	CG oncology, Inc.*	1,157,416
73,361	Dynavax Technologies Corp.*	1,011,648
41,907	Immunovant, Inc.*	863,284
32,768	Insmed, Inc.*	2,672,231
10,425	Madrigal Pharmaceuticals, Inc.*	3,557,740
50,164	REVOLUTION Medicines, Inc.*	2,043,681
112,914	Syndax Pharmaceuticals, Inc.*	1,765,975
32,121	Ultragenyx Pharmaceutical, Inc.*	1,378,633
34,330	Vaxcyte, Inc.*	2,506,777
40,661	Xenon Pharmaceuticals, Inc. (Canada)*	1,505,270

		26,545,577

Broadline Retail – 0.9%
25,801	Ollie’s Bargain Outlet Holdings, Inc.*	2,670,662

Building Products – 0.9%
37,247	AAON, Inc.	2,860,570

Capital Markets – 5.8%
25,858	Hamilton Lane, Inc., Class A	4,042,123
12,066	Houlihan Lokey, Inc.	2,091,641
16,263	Piper Sandler Cos.	4,710,090
31,882	PJT Partners, Inc., Class A	5,077,527
171,142	WisdomTree, Inc.	1,560,815

		17,482,196

Chemicals – 2.0%
41,066	Ashland, Inc.	2,497,634
20,046	Balchem Corp.	3,488,605

		5,986,239

Commercial Services & Supplies – 3.9%
49,456	Casella Waste Systems, Inc., Class A*	5,540,061
53,526	VSE Corp.	6,342,831

		11,882,892

Construction & Engineering – 2.5%
32,670	MYR Group, Inc.*	4,009,262
22,053	Primoris Services Corp.	1,582,082
15,832	Sterling Infrastructure, Inc.*	2,013,989

		7,605,333

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples Distribution & Retail – 1.6%
32,129	Sprouts Farmers Market, Inc.*	$4,767,944

Diversified Consumer Services – 1.4%
91,472	KinderCare Learning Cos., Inc.*(a)	1,780,045
127,332	OneSpaWorld Holdings Ltd. (Bahamas)	2,429,495

		4,209,540

Electrical Equipment – 0.5%
25,889	nVent Electric PLC	1,562,142

Electronic Equipment, Instruments & Components – 3.6%
20,928	Badger Meter, Inc.	4,401,786
24,040	Novanta, Inc.*	3,477,146
79,015	Vontier Corp.	2,951,210

		10,830,142

Energy Equipment & Services – 0.4%
22,986	Kodiak Gas Services, Inc.	988,398
3,614	Weatherford International PLC	223,743

		1,212,141

Health Care Equipment & Supplies – 6.7%
50,839	Beta Bionics, Inc.*	1,066,094
32,191	Glaukos Corp.*	3,863,564
38,588	iRhythm Technologies, Inc.*	4,250,854
14,774	Lantheus Holdings, Inc.*	1,386,097
37,478	LeMaitre Vascular, Inc.	3,442,354
34,794	Merit Medical Systems, Inc.*	3,550,380
44,234	PROCEPT BioRobotics Corp.*	2,846,015

		20,405,358

Health Care Providers & Services – 3.9%
15,009	Ensign Group, Inc. (The)	1,938,412
15,284	GeneDx Holdings Corp.*	1,571,959
51,304	Guardant Health, Inc.*	2,182,985
101,496	Pennant Group, Inc. (The)*	2,311,064
70,029	RadNet, Inc.*	3,884,509

		11,888,929

Health Care Technology – 1.2%
87,175	Waystar Holding Corp.*	3,789,497

Hotels, Restaurants & Leisure – 5.2%
50,773	Cheesecake Factory, Inc. (The)(a)	2,743,265
44,066	Dutch Bros, Inc., Class A*	3,488,265
123,842	First Watch Restaurant Group, Inc.*	2,640,311
66,659	Life Time Group Holdings, Inc.*	2,030,433
29,708	Shake Shack, Inc., Class A*	3,226,289
67,298	Sweetgreen, Inc., Class A*	1,531,703

		15,660,266

Household Durables – 0.7%
11,840	Installed Building Products, Inc.	2,029,376

Household Products – 0.8%
9,878	WD-40 Co.	2,357,088

Insurance – 2.9%
36,921	Goosehead Insurance, Inc., Class A	4,549,036

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
32,144	Palomar Holdings, Inc.*	$4,135,647

		8,684,683

IT Services – 1.2%
87,415	DigitalOcean Holdings, Inc.*	3,745,733

Life Sciences Tools & Services – 0.6%
72,245	BioLife Solutions, Inc.*	1,733,880

Machinery – 10.3%
31,838	Esab Corp.	3,989,301
37,233	Federal Signal Corp.	3,026,298
34,455	Franklin Electric Co., Inc.	3,519,578
12,363	RBC Bearings, Inc.*	4,440,790
36,588	SPX Technologies, Inc.*	5,329,042
11,725	Standex International Corp.	2,180,616
53,165	Timken Co. (The)	4,306,365
21,040	Watts Water Technologies, Inc., Class A	4,514,763

		31,306,753

Personal Care Products – 1.3%
18,228	Interparfums, Inc.	2,532,234
29,786	Oddity Tech Ltd., Class A (Israel)*	1,418,409

		3,950,643

Pharmaceuticals – 1.0%
42,918	Arvinas, Inc.*	759,649
27,478	Prestige Consumer Healthcare, Inc.*	2,328,760

		3,088,409

Semiconductors & Semiconductor Equipment – 5.1%
26,319	Axcelis Technologies, Inc.*	1,442,018
29,392	Camtek Ltd. (Israel)(a)	2,190,292
73,301	Cohu, Inc.*	1,441,098
85,528	Credo Technology Group Holding Ltd.*	4,719,435
58,789	FormFactor, Inc.*	1,957,674
16,688	Impinj, Inc.*	1,613,062
35,213	Power Integrations, Inc.	2,140,950

		15,504,529

Software – 12.7%
73,296	Alkami Technology, Inc.*	2,260,449
40,096	BILL Holdings, Inc.*	2,213,299
38,202	BlackLine, Inc.*	1,845,157
29,441	Commvault Systems, Inc.*	5,021,457
144,470	Freshworks, Inc., Class A*	2,464,658
60,958	Intapp, Inc.*	4,020,790
61,056	JFrog Ltd. (Israel)*	2,243,808
96,201	Onestream, Inc.*	2,241,483
49,593	Q2 Holdings, Inc.*	4,332,940
156,438	SEMrush Holdings, Inc., Class A*	1,720,818
82,862	SentinelOne, Inc., Class A*	1,709,443
80,040	Tenable Holdings, Inc.*	3,052,726
79,643	Varonis Systems, Inc.*	3,422,260
58,518	Vertex, Inc., Class A*	1,889,546

		38,438,834

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – 2.6%
29,390	Boot Barn Holdings, Inc.*	$3,598,218
25,218	Five Below, Inc.*	2,191,192
7,077	RH*	2,279,289

		8,068,699

Textiles, Apparel & Luxury Goods – 1.0%
45,166	Kontoor Brands, Inc.	2,937,597

Trading Companies & Distributors – 2.8%
26,241	Applied Industrial Technologies, Inc.	6,575,470
36,296	Core & Main, Inc., Class A*	1,851,459

		8,426,929

TOTAL COMMON STOCKS (Cost $292,099,797)		298,360,525

Shares	Dividend Rate	Value

Investment Company – 1.9%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
5,878,675	4.287%	5,878,675
(Cost $5,878,675)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $297,978,472)		304,239,200

Shares		Value

Securities Lending Reinvestment Vehicle – 1.7%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
5,058,299	4.287%	5,058,299
(Cost $5,058,299)

TOTAL INVESTMENTS – 102.0% (Cost $303,036,771)		$309,297,499

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%		(6,130,335)

NET ASSETS – 100.0%		$303,167,164

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%

Aerospace & Defense – 2.8%
394,892	Loar Holdings, Inc.*	$28,696,802
98,470	Moog, Inc., Class A	16,788,150

		45,484,952

Beverages – 0.7%
7,708	Coca-Cola Consolidated, Inc.	10,923,161

Biotechnology – 11.5%
37,109	Ascendis Pharma A/S ADR (Denmark)*	5,810,527
147,633	Blueprint Medicines Corp.*	14,256,919
360,214	Exelixis, Inc.*	13,936,680
256,006	Insmed, Inc.*	20,877,289
302,846	Ionis Pharmaceuticals, Inc.*	10,051,459
32,696	Madrigal Pharmaceuticals, Inc.*	11,158,164
163,336	Natera, Inc.*	25,413,448
169,204	Neurocrine Biosciences, Inc.*	20,087,899
281,168	REVOLUTION Medicines, Inc.*	11,454,784
970,748	Roivant Sciences Ltd.*	10,425,834
204,471	Sarepta Therapeutics, Inc.*	21,827,279
215,634	Ultragenyx Pharmaceutical, Inc.*	9,255,011
193,069	Vaxcyte, Inc.*	14,097,898

		188,653,191

Broadline Retail – 0.7%
117,168	Ollie’s Bargain Outlet Holdings, Inc.*	12,128,060

Building Products – 2.2%
251,983	AAON, Inc.	19,352,295
272,538	Trex Co., Inc.*	16,812,869

		36,165,164

Capital Markets – 3.0%
117,360	Hamilton Lane, Inc., Class A	18,345,715
89,475	Houlihan Lokey, Inc.	15,510,491
237,083	Jefferies Financial Group, Inc.	15,694,895

		49,551,101

Chemicals – 1.4%
189,558	RPM International, Inc.	23,484,341

Commercial Services & Supplies – 1.8%
116,726	Casella Waste Systems, Inc., Class A*	13,075,647
550,229	Tetra Tech, Inc.	16,061,184

		29,136,831

Construction & Engineering – 0.9%
34,113	EMCOR Group, Inc.	13,949,147

Consumer Staples Distribution & Retail – 3.1%
192,550	BJ’s Wholesale Club Holdings, Inc.*	19,497,613
38,757	Casey’s General Stores, Inc.	16,053,537
99,064	Sprouts Farmers Market, Inc.*	14,701,098

		50,252,248

Distributors – 1.2%
58,503	Pool Corp.	20,300,541

Electrical Equipment – 1.6%
40,312	Hubbell, Inc.	14,979,536

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
194,165	nVent Electric PLC	$11,715,916

		26,695,452

Electronic Equipment, Instruments & Components – 3.5%
115,659	Badger Meter, Inc.	24,326,557
165,967	Novanta, Inc.*	24,005,467
29,462	Zebra Technologies Corp., Class A*	9,282,003

		57,614,027

Energy Equipment & Services – 0.3%
193,341	Noble Corp. PLC	5,007,532

Entertainment – 1.0%
176,718	Liberty Media Corp.-Liberty Formula One, Class C*	17,040,917

Financial Services – 1.9%
123,154	Shift4 Payments, Inc., Class A*	12,161,457
475,853	Toast, Inc., Class A*	18,367,926

		30,529,383

Food Products – 0.6%
89,089	Freshpet, Inc.*	9,535,196

Health Care Equipment & Supplies – 2.9%
98,175	Glaukos Corp.*	11,782,964
289,049	Globus Medical, Inc., Class A*	23,216,416
123,009	Merit Medical Systems, Inc.*	12,551,838

		47,551,218

Health Care Providers & Services – 2.0%
130,551	Encompass Health Corp.	13,073,377
145,953	Ensign Group, Inc. (The)	18,849,830

		31,923,207

Hotels, Restaurants & Leisure – 5.4%
148,349	Cava Group, Inc.*	14,097,605
238,819	Dutch Bros, Inc., Class A*	18,904,912
133,885	Texas Roadhouse, Inc.	24,646,890
339,845	Viking Holdings Ltd.*	16,346,545
60,582	Wingstop, Inc.	14,223,442

		88,219,394

Household Durables – 1.2%
109,939	SharkNinja, Inc.*	11,553,489
28,740	TopBuild Corp.*	8,805,649

		20,359,138

Insurance – 1.6%
59,047	Kinsale Capital Group, Inc.	25,499,447

IT Services – 1.8%
49,905	MongoDB, Inc.*	13,346,094
79,752	Wix.com Ltd. (Israel)*	16,005,429

		29,351,523

Life Sciences Tools & Services – 2.3%
188,229	Bio-Techne Corp.	11,623,141
255,556	Bruker Corp.	12,067,354
60,501	West Pharmaceutical Services, Inc.	14,056,802

		37,747,297

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Machinery – 10.1%
120,800	Crane Co.	$19,689,192
134,473	Esab Corp.	16,849,467
158,395	Federal Signal Corp.	12,874,345
74,169	IDEX Corp.	14,413,262
114,322	Lincoln Electric Holdings, Inc.	23,629,214
73,809	Nordson Corp.	15,521,295
43,999	RBC Bearings, Inc.*	15,804,441
122,077	SPX Technologies, Inc.*	17,780,515
154,913	Timken Co. (The)	12,547,953
73,253	Watts Water Technologies, Inc., Class A	15,718,629

		164,828,313

Oil, Gas & Consumable Fuels – 0.3%
42,897	Expand Energy Corp.	4,241,655

Professional Services – 1.9%
228,855	Parsons Corp.*	13,323,938
85,371	Paylocity Holding Corp.*	17,440,442

		30,764,380

Semiconductors & Semiconductor Equipment – 5.6%
199,071	Astera Labs, Inc.*	14,800,929
463,778	Lattice Semiconductor Corp.*	28,911,920
175,544	MACOM Technology Solutions Holdings, Inc.*	20,303,419
127,482	MKS Instruments, Inc.	11,705,397
103,295	Onto Innovation, Inc.*	15,045,950

		90,767,615

Software – 13.6%
153,706	BILL Holdings, Inc.*	8,484,571
493,730	Confluent, Inc., Class A*	15,670,990
45,272	CyberArk Software Ltd.*	16,472,217
184,897	Elastic NV*	21,514,615
292,990	Gitlab, Inc., Class A*	17,640,928
125,667	Guidewire Software, Inc.*	25,299,280
298,375	Klaviyo, Inc., Class A*	11,732,105
54,823	Monday.com Ltd.*	16,269,822
333,244	Nutanix, Inc., Class A*	25,623,131
480,289	Onestream, Inc.*	11,190,734
234,470	Procore Technologies, Inc.*	17,929,921
186,184	Rubrik, Inc., Class A*	12,124,302
319,425	SailPoint, Inc.*	7,666,200
351,751	Varonis Systems, Inc.*	15,114,740

		222,733,556

Specialty Retail – 4.5%
106,736	Boot Barn Holdings, Inc.*	13,067,689
83,753	Dick’s Sporting Goods, Inc.	18,852,800
136,251	Five Below, Inc.*	11,838,849
203,727	Floor & Decor Holdings, Inc., Class A*	19,686,140
30,124	RH*	9,702,037

		73,147,515

Textiles, Apparel & Luxury Goods – 2.8%
552,028	Amer Sports, Inc. (Finland)*	16,500,117
337,870	Birkenstock Holding PLC (Germany)*	16,717,808

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – (continued)
252,200	On Holding AG, Class A (Switzerland)*	$12,226,656

		45,444,581

Trading Companies & Distributors – 4.5%
138,444	Applied Industrial Technologies, Inc.	34,691,297
91,022	SiteOne Landscape Supply, Inc.*	11,496,989
32,692	Watsco, Inc.	16,487,556
63,625	WESCO International, Inc.	11,482,404

		74,158,246

TOTAL COMMON STOCKS (Cost $1,373,775,852)		1,613,188,329

Shares	Dividend Rate	Value

Investment Company – 1.3%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
20,645,982	4.287%	20,645,982
(Cost $20,645,982)

TOTAL INVESTMENTS – 100.0% (Cost $1,394,421,834)		$1,633,834,311

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		456,668

NET ASSETS – 100.0%		$1,634,290,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%

Automobiles – 1.4%
9,032	Tesla, Inc.*	$2,646,195

Biotechnology – 2.7%
9,176	AbbVie, Inc.	1,918,059
4,590	Alnylam Pharmaceuticals, Inc.*	1,132,583
1,981	Argenx SE ADR (Netherlands)*	1,237,471
7,224	Neurocrine Biosciences, Inc.*	857,633

		5,145,746

Broadline Retail – 7.5%
68,021	Amazon.com, Inc.*	14,439,498

Capital Markets – 0.5%
1,857	S&P Global, Inc.	991,155

Chemicals – 1.5%
2,419	Air Products and Chemicals, Inc.	764,767
5,998	Sherwin-Williams Co. (The)	2,172,895

		2,937,662

Commercial Services & Supplies – 0.5%
4,987	Waste Connections, Inc.	946,333

Construction Materials – 0.6%
2,451	Martin Marietta Materials, Inc.	1,184,176

Electrical Equipment – 3.7%
6,309	AMETEK, Inc.	1,194,294
5,249	Eaton Corp. PLC	1,539,636
7,565	GE Vernova, Inc.	2,535,637
6,642	Rockwell Automation, Inc.	1,907,250

		7,176,817

Entertainment – 3.5%
4,691	Netflix, Inc.*	4,599,807
3,564	Spotify Technology SA*	2,166,948

		6,766,755

Financial Services – 3.5%
11,641	Mastercard, Inc., Class A	6,708,825

Ground Transportation – 0.8%
8,787	Old Dominion Freight Line, Inc.	1,550,906

Health Care Equipment & Supplies – 3.0%
8,070	Abbott Laboratories	1,113,741
22,574	Boston Scientific Corp.*	2,342,955
4,260	Intuitive Surgical, Inc.*	2,441,619

		5,898,315

Hotels, Restaurants & Leisure – 1.9%
8,545	Cava Group, Inc.*	812,031
7,437	DoorDash, Inc., Class A*	1,475,798
4,100	McDonald’s Corp.	1,264,153

		3,551,982

Household Durables – 0.5%
7,349	Lennar Corp., Class A	879,161

Interactive Media & Services – 10.3%
33,198	Alphabet, Inc., Class A	5,652,955
20,789	Alphabet, Inc., Class C	3,580,282
16,027	Meta Platforms, Inc., Class A	10,709,242

		19,942,479

Shares	Description	Value

Common Stocks – (continued)

IT Services – 2.3%
3,753	Accenture PLC, Class A (Ireland)	$1,307,921
18,012	Snowflake, Inc., Class A*	3,189,925

		4,497,846

Oil, Gas & Consumable Fuels – 1.6%
13,213	Cheniere Energy, Inc.	3,019,963

Pharmaceuticals – 3.8%
13,864	AstraZeneca PLC ADR (United Kingdom)	1,056,575
6,850	Eli Lilly & Co.	6,306,316

		7,362,891

Semiconductors & Semiconductor Equipment – 16.0%
36,993	Broadcom, Inc.	7,377,514
2,120	KLA Corp.	1,502,741
24,706	Marvell Technology, Inc.	2,268,505
11,249	Micron Technology, Inc.	1,053,244
149,890	NVIDIA Corp.	18,724,258

		30,926,262

Software – 18.8%
4,856	Adobe, Inc.*	2,129,647
9,705	AppLovin Corp., Class A*	3,161,307
5,472	Atlassian Corp., Class A*	1,555,471
3,928	Crowdstrike Holdings, Inc., Class A*	1,530,584
12,732	Datadog, Inc., Class A*	1,483,915
23,859	Dynatrace, Inc.*	1,365,928
1,350	HubSpot, Inc.*	977,387
51,967	Microsoft Corp.	20,630,379
8,806	Salesforce, Inc.	2,622,867
18,950	Samsara, Inc., Class A*	903,536

		36,361,021

Specialized REITs – 0.0%
3,674	Millrose Properties, Inc. REIT*	83,988

Specialty Retail – 1.1%
5,218	Lowe’s Cos., Inc.	1,297,404
6,647	Ross Stores, Inc.	932,707

		2,230,111

Technology Hardware, Storage & Peripherals – 13.3%
106,774	Apple, Inc.	25,822,224

TOTAL COMMON STOCKS (Cost $77,583,584)		191,070,311

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.9%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,805,530	4.287%	$1,805,530
(Cost $1,805,530)

TOTAL INVESTMENTS – 99.7% (Cost $79,389,114)		$192,875,841

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		545,049

NET ASSETS – 100.0%		$193,420,890

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%

Broadline Retail – 6.3%
182,715	Amazon.com, Inc.*	$38,786,740
7,191	MercadoLibre, Inc. (Brazil)*	15,258,367

		54,045,107

Communications Equipment – 4.5%
312,222	Cisco Systems, Inc.	20,016,552
42,072	Motorola Solutions, Inc.	18,520,936

		38,537,488

Entertainment – 2.5%
21,492	Netflix, Inc.*	21,074,196

Financial Services – 6.3%
178,801	Fidelity National Information Services, Inc.	12,716,327
26,785	Mastercard, Inc., Class A	15,436,463
70,862	Visa, Inc., Class A	25,702,356

		53,855,146

Interactive Media & Services – 12.0%
204,082	Alphabet, Inc., Class C	35,147,002
100,284	Meta Platforms, Inc., Class A	67,009,769

		102,156,771

IT Services – 5.5%
55,979	Accenture PLC, Class A (Ireland)	19,508,682
117,852	Shopify, Inc., Class A (Canada)*	13,199,424
79,480	Snowflake, Inc., Class A*	14,075,908

		46,784,014

Semiconductors & Semiconductor Equipment – 20.5%
24,020	Applied Materials, Inc.	3,796,841
154,686	Broadcom, Inc.	30,849,029
41,715	KLA Corp.	29,569,261
326,118	Marvell Technology, Inc.	29,944,155
180,700	Microchip Technology, Inc.	10,636,002
174,784	Micron Technology, Inc.	16,365,026
330,722	NVIDIA Corp.	41,313,792
68,345	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	12,338,323

		174,812,429

Software – 29.8%
27,663	Adobe, Inc.*	12,131,885
45,746	AppLovin Corp., Class A*	14,901,302
70,426	Atlassian Corp., Class A*	20,019,295
50,551	Crowdstrike Holdings, Inc., Class A*	19,697,703
118,427	Datadog, Inc., Class A*	13,802,667
395,733	Dynatrace, Inc.*	22,655,714
21,422	HubSpot, Inc.*	15,509,314
178,254	Microsoft Corp.	70,765,055
33,328	Monday.com Ltd.*	9,890,750
74,928	Oracle Corp.	12,442,544
74,753	Salesforce, Inc.	22,265,181
104,169	Zscaler, Inc.*	20,441,083

		254,522,493

Specialized REITs – 2.9%
27,025	Equinix, Inc. REIT	24,447,355

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – 8.4%
298,800	Apple, Inc.	$72,261,792

TOTAL COMMON STOCKS (Cost $478,293,163)		842,496,791

Shares	Dividend Rate	Value

Investment Company – 1.2%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
10,669,787	4.287%	10,669,787
(Cost $10,669,787)

TOTAL INVESTMENTS – 99.9% (Cost $488,962,950)		$853,166,578

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		807,523

NET ASSETS – 100.0%		$853,974,101

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%

Banks – 4.4%
4,949	JPMorgan Chase & Co.	$1,309,753

Broadline Retail – 5.3%
7,570	Amazon.com, Inc.*	1,606,960

Capital Markets – 4.9%
603	Blackrock, Inc.	589,601
6,747	Morgan Stanley	898,093

		1,487,694

Chemicals – 3.5%
1,031	Linde PLC	481,529
1,568	Sherwin-Williams Co. (The)	568,039

		1,049,568

Consumer Finance – 2.8%
2,846	American Express Co.	856,532

Consumer Staples Distribution & Retail – 3.0%
9,206	Walmart, Inc.	907,804

Diversified Telecommunication Services – 2.8%
30,200	AT&T, Inc.	827,782

Electric Utilities – 2.3%
9,828	NextEra Energy, Inc.	689,631

Electrical Equipment – 5.9%
1,550	Eaton Corp. PLC	454,646
1,931	GE Vernova, Inc.	647,233
2,357	Rockwell Automation, Inc.	676,812

		1,778,691

Entertainment – 2.5%
762	Netflix, Inc.*	747,187

Ground Transportation – 1.4%
2,457	Old Dominion Freight Line, Inc.	433,660

Health Care Equipment & Supplies – 4.6%
6,763	Cooper Cos., Inc. (The)*	611,240
1,363	Intuitive Surgical, Inc.*	781,203

		1,392,443

Health Care Providers & Services – 1.4%
911	UnitedHealth Group, Inc.	432,689

Hotels, Restaurants & Leisure – 5.1%
2,804	McDonald’s Corp.	864,557
5,757	Starbucks Corp.	666,718

		1,531,275

Household Products – 3.1%
5,420	Procter & Gamble Co. (The)	942,213

Interactive Media & Services – 1.2%
2,061	Alphabet, Inc., Class A	350,947

IT Services – 2.4%
2,027	Accenture PLC, Class A (Ireland)	706,409

Life Sciences Tools & Services – 2.3%
3,338	Danaher Corp.	693,503

Machinery – 1.7%
3,922	Xylem, Inc.	513,351

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – 1.8%
4,101	Steel Dynamics, Inc.	$553,922

Pharmaceuticals – 3.7%
861	Eli Lilly & Co.	792,662
3,542	Merck & Co., Inc.	326,750

		1,119,412

Semiconductors & Semiconductor Equipment – 10.0%
3,847	Broadcom, Inc.	767,207
2,288	Marvell Technology, Inc.	210,084
2,301	Micron Technology, Inc.	215,443
10,925	NVIDIA Corp.	1,364,751
2,241	Texas Instruments, Inc.	439,214

		2,996,699

Software – 10.0%
3,442	Datadog, Inc., Class A*	401,165
4,843	Microsoft Corp.	1,922,623
2,266	Salesforce, Inc.	674,928

		2,998,716

Specialized REITs – 2.0%
2,891	American Tower Corp. REIT	594,447

Specialty Retail – 1.9%
2,342	Lowe’s Cos., Inc.	582,315

Technology Hardware, Storage & Peripherals – 8.9%
11,103	Apple, Inc.	2,685,149

TOTAL COMMON STOCKS (Cost $20,174,315)		29,788,752

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
254,338	4.287%	254,338
(Cost $254,338)

TOTAL INVESTMENTS – 99.7% (Cost $20,428,653)		$30,043,090

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		97,736

NET ASSETS – 100.0%		$30,140,826

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $299,143,714, $752,680,755 and $727,568,174, respectively)	$414,015,676	$1,325,860,890	$906,944,035

Investments in affiliated issuers, at value (cost $8,249,341, $9,202,756 and $22,439,995, respectively)	8,249,341	9,202,756	22,439,995

Cash	111,829	14,847,622	845,086

Receivables:

Dividends	340,956	1,187,133	146,978

Fund shares sold	74,022	98,532	920,320

Reimbursement from investment adviser	12,983	25,745	43,566

Investments sold	—	1,600,054	5,612,316

Other assets	63,849	54,302	37,416

Total assets	422,868,656	1,352,877,034	936,989,712

Liabilities:

Payables:

Fund shares redeemed	118,367	815,908	—

Management fees	70,522	285,478	266,269

Distribution and Service fees and Transfer Agency fees	9,967	113,122	51,693

Investments purchased	—	1,367,660	12,220,079

Accrued expenses	72,931	146,966	118,950

Total liabilities	271,787	2,729,134	12,656,991

Net Assets:

Paid-in capital	300,804,847	740,691,203	683,697,971

Total distributable earnings	121,792,022	609,456,697	240,634,750

NET ASSETS	$422,596,869	$1,350,147,900	$924,332,721

Net Assets:

Class A	$33,116,609	$955,466,319	$216,255,868

Class C	2,763,730	19,589,457	9,472,738

Institutional	97,835,502	137,902,435	281,426,281

Service	—	834,053	22,549,627

Investor	27,846,151	54,928,353	101,747,783

Class R6	25,341,132	13,004,389	218,781,378

Class R	540,616	10,576,095	31,853,782

Class P	235,153,129	157,846,799	42,245,264

Total Net Assets	$422,596,869	$1,350,147,900	$924,332,721

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class A	1,634,364	29,271,276	18,083,124

Class C	169,888	1,442,271	475,758

Institutional	4,347,938	3,435,043	13,541,229

Service	—	27,710	2,340,934

Investor	1,270,165	1,626,042	6,998,415

Class R6	1,128,926	324,113	10,501,770

Class R	28,435	355,579	3,310,257

Class P	10,465,927	3,940,430	2,026,449

Net asset value, offering and redemption price per share:(a)

Class A	$20.26	$32.64	$11.96

Class C	16.27	13.58	19.91

Institutional	22.50	40.15	20.78

Service	—	30.10	9.63

Investor	21.92	33.78	14.54

Class R6	22.45	40.12	20.83

Class R	19.01	29.74	9.62

Class P	22.47	40.06	20.85

(a)

Maximum public offering price per share for Class A Shares of the Enhanced Core Equity Fund, Large Cap Core Fund and Mid Cap Growth Fund is $21.44, $34.54 and $12.66, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) February 28, 2025 (Unaudited)

	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Strategic Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $292,099,797, $1,373,775,852 and $77,583,584, respectively)(a)	$298,360,525	$1,613,188,329	$191,070,311

Investments in affiliated issuers, at value (cost $5,878,675, $20,645,982 and $1,805,530, respectively)	5,878,675	20,645,982	1,805,530

Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	5,058,299	—	—

Cash	68,944	583,253	504,511

Receivables:

Investments sold	709,260	7,205,529	—

Fund shares sold	300,223	761,854	40,312

Dividends	59,154	242,573	81,492

Reimbursement from investment adviser	10,021	—	10,196

Securities lending income	4,138	10	—

Other assets	90,878	50,517	39,184

Total assets	310,540,117	1,642,678,047	193,551,536

Liabilities:

Payables:

Payable upon return of securities loaned	5,058,299	—	—

Fund shares redeemed	1,873,380	1,737,639	36,064

Investments purchased	323,207	5,948,263	—

Management fees	79,890	432,599	42,877

Distribution and Service fees and Transfer Agency fees	6,572	57,105	7,884

Accrued expenses	31,605	211,462	43,821

Total liabilities	7,372,953	8,387,068	130,646

Net Assets:

Paid-in capital	298,046,978	1,300,587,861	67,955,029

Total distributable earnings	5,120,186	333,703,118	125,465,861

NET ASSETS	$303,167,164	$1,634,290,979	$193,420,890

Net Assets:

Class A	$2,372,043	$231,364,247	$39,786,442

Class C	803,154	24,334,555	3,455,274

Institutional	150,082,886	645,365,033	47,561,603

Service	—	1,324,508	1,158,460

Investor	129,191,607	269,894,976	19,531,501

Class R6	3,765,390	130,349,675	6,016,218

Class R	—	6,639,316	1,478,135

Class P	16,952,084	325,018,669	74,433,257

Total Net Assets	$303,167,164	$1,634,290,979	$193,420,890

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class A	158,858	11,403,751	3,811,175

Class C	55,950	1,743,003	237,325

Institutional	9,866,968	27,339,416	3,560,670

Service	—	69,704	116,934

Investor	8,532,365	12,167,379	1,478,001

Class R6	247,528	5,513,094	451,683

Class R	—	358,419	157,867

Class P	1,114,643	13,743,429	5,603,440

Net asset value, offering and redemption price per share:(b)

Class A	$14.93	$20.29	$10.44

Class C	14.35	13.96	14.56

Institutional	15.21	23.61	13.36

Service	—	19.00	9.91

Investor	15.14	22.18	13.21

Class R6	15.21	23.64	13.32

Class R	—	18.52	9.36

Class P	15.21	23.65	13.28

(a)	Includes loaned securities having a market value of $5,047,220, $– and $– for Small Cap Growth Fund, Small/Mid Cap Growth Fund and Strategic Growth Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Small Cap Growth Fund, Small/Mid Cap Growth Fund and Strategic Growth Fund is $15.80, $21.47 and $11.05, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) February 28, 2025 (Unaudited)

	Technology Opportunities Fund	U.S. Equity ESG Fund

Assets:

Investments in unaffiliated issuers, at value (cost $478,293,163 and $20,174,315, respectively)	$842,496,791	$29,788,752

Investments in affiliated issuers, at value (cost $10,669,787 and $254,338, respectively)	10,669,787	254,338

Cash	503,948	57,459

Receivables:

Investments sold	5,470,410	—

Dividends	427,150	15,535

Fund shares sold	219,245	18,875

Reimbursement from investment adviser	35,247	7,888

Other assets	47,723	42,974

Total assets	859,870,301	30,185,821

Liabilities:

Payables:

Investments purchased	4,626,734	—

Fund shares redeemed	858,117	581

Management fees	252,239	5,057

Distribution and Service fees and Transfer Agency fees	56,953	1,732

Accrued expenses	102,157	37,625

Total liabilities	5,896,200	44,995

Net Assets:

Paid-in capital	395,640,204	19,744,619

Total distributable earnings	458,333,897	10,396,207

NET ASSETS	$853,974,101	$30,140,826

Net Assets:

Class A	$427,513,530	$9,584,139

Class C	13,631,238	755,841

Institutional	139,616,534	2,038,633

Service	11,534,455	—

Investor	28,122,730	699,740

Class R6	93,900,678	1,638,831

Class R	—	425,483

Class P	139,654,936	14,998,159

Total Net Assets	$853,974,101	$30,140,826

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class A	15,298,030	426,676

Class C	953,293	36,421

Institutional	3,858,602	89,504

Service	443,107	—

Investor	806,629	30,677

Class R6	2,591,273	71,910

Class R	—	18,827

Class P	3,854,469	658,483

Net asset value, offering and redemption price per share:(a)

Class A	$27.95	$22.46

Class C	14.30	20.75

Institutional	36.18	22.78

Service	26.03	—

Investor	34.86	22.81

Class R6	36.24	22.79

Class R	—	22.60

Class P	36.23	22.78

(a)

Maximum public offering price per share for Class A Shares of the Technology Opportunities Fund and U.S. Equity ESG Fund is $29.58 and $23.77, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations For the Six Months Ended February 28, 2025 (Unaudited)

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $1,783 and $–, respectively)	$2,640,213	$8,195,706	$2,457,100

Dividends — affiliated issuers	87,477	103,312	340,794

Interest	—	18,417	—

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	—	113	—

Total Investment Income	2,727,690	8,317,548	2,797,894

Expenses:

Management fees	1,121,026	4,686,414	4,384,145

Transfer Agency fees(a)	104,371	837,699	386,045

Professional fees	91,728	53,355	58,753

Distribution and/or Service (12b-1) fees(a)	51,688	1,302,033	439,299

Registration fees	51,659	63,976	56,662

Printing and mailing costs	36,641	60,385	41,531

Custody, accounting and administrative services	30,177	90,862	53,097

Trustee fees	14,659	15,684	15,176

Service fees — Class C	3,818	25,155	12,308

Shareholder Administration fees — Service Shares	—	1,026	29,588

Other	6,220	15,337	11,478

Total expenses	1,511,987	7,151,926	5,488,082

Less — expense reductions	(287,302)	(801,427)	(867,611)

Net expenses	1,224,685	6,350,499	4,620,471

NET INVESTMENT INCOME (LOSS)	1,503,005	1,967,049	(1,822,577)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	9,444,802	62,075,327	91,405,126

Foreign currency transactions	1,057	3,666	5,378

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	9,394,885	18,484,286	6,068,638

Foreign currency translations	—	(10)	—

Net realized and unrealized gain	18,840,744	80,563,269	97,479,142

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,343,749	$82,530,318	$95,656,565

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced Core Equity Fund	$38,858	$11,454	$–	$1,376	$23,315	$2,291	$18,185	$–	$22,329	$3,777	$413	$34,061
Large Cap Core Fund	1,198,884	75,466	1,026	26,657	719,334	15,093	27,563	164	41,780	2,058	7,997	23,710
Mid Cap Growth Fund	288,813	36,924	29,588	83,974	173,288	7,385	58,438	4,734	78,249	32,326	25,192	6,433

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued) For the Six Months Ended February 28, 2025 (Unaudited)

	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Strategic Growth Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $– and $482, respectively)	$525,423	$3,363,710	$514,547

Dividends — affiliated issuers	87,470	403,939	31,811

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	14,475	14,946	—

Total Investment Income	627,368	3,782,595	546,358

Expenses:

Management fees	904,369	7,589,343	696,193

Transfer Agency fees(a)	100,019	656,829	71,532

Professional fees	52,538	53,432	53,473

Registration fees	48,167	64,560	54,217

Custody, accounting and administrative services	23,346	91,229	19,786

Printing and mailing costs	21,837	65,640	24,366

Trustee fees	14,343	16,170	14,392

Distribution and/or Service (12b-1) fees(a)	4,820	442,667	67,761

Service fees — Class C	831	34,479	4,239

Shareholder Administration fees — Service Shares	—	1,814	1,418

Other	4,599	34,267	5,114

Total expenses	1,174,869	9,050,430	1,012,491

Less — expense reductions	(168,793)	(132,007)	(194,928)

Net expenses	1,006,076	8,918,423	817,563

NET INVESTMENT LOSS	(378,708)	(5,135,828)	(271,205)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	3,867,867	139,698,240	13,543,272

Foreign currency transactions	—	—	(2)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(16,892,113)	(187,844,013)	6,652,506

Foreign currency translations	—	—	(2)

Net realized and unrealized gain (loss)	(13,024,246)	(48,145,773)	20,195,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,402,954)	$(53,281,601)	$19,924,569

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small Cap Growth Fund	$2,327	$2,493	$–	$–	$1,396	$499	$17,282	$–	$77,830	$207	$–	$2,805
Small/Mid Cap Growth Fund	319,036	103,436	1,814	18,381	191,422	20,687	142,773	290	223,883	21,043	5,514	51,217
Strategic Growth Fund	50,010	12,716	1,418	3,617	30,006	2,543	10,026	227	15,806	892	1,085	10,947

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued) For the Six Months Ended February 28, 2025 (Unaudited)

	Technology Opportunities Fund	U.S. Equity ESG Fund

Investment income:

Dividends — unaffiliated issuers	$2,312,488	$185,823

Dividends — affiliated issuers	208,905	2,981

Total Investment Income	2,521,393	188,804

Expenses:

Management fees	3,985,156	81,501

Distribution and/or Service (12b-1) fees(a)	607,662	15,857

Transfer Agency fees(a)	418,180	11,409

Registration fees	54,780	45,622

Professional fees	53,316	53,504

Custody, accounting and administrative services	46,848	11,710

Printing and mailing costs	40,489	18,640

Service fees — Class C	21,512	952

Trustee fees	15,077	14,213

Shareholder Administration fees — Service Shares	14,421	—

Other	10,453	3,315

Total expenses	5,267,894	256,723

Less — expense reductions	(781,786)	(134,683)

Net expenses	4,486,108	122,040

NET INVESTMENT INCOME (LOSS)	(1,964,715)	66,764

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	112,584,028	1,238,442

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(20,746,576)	302,253

Net realized and unrealized gain	91,837,452	1,540,695

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,872,737	$1,607,459

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Technology Opportunities Fund	$528,706	$64,535	$14,421	$–	$317,225	$12,907	$28,060	$2,307	$24,122	$13,712	$–	$19,847
U.S. Equity ESG Fund	11,962	2,856	–	1,039	7,177	571	419	–	514	250	312	2,166

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Enhanced Core Equity Fund		Large Cap Core Fund
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$1,503,005	$1,448,925	$1,967,049	$5,660,776

Net realized gain	9,445,859	4,501,145	62,078,993	134,796,581

Net change in unrealized gain	9,394,885	91,905,623	18,484,276	138,043,748

Net increase in net assets resulting from operations	20,343,749	97,855,693	82,530,318	278,501,105

Distributions to shareholders:

From distributable earnings:

Class A Shares	(689,684)	(131,977)	(111,397,266)	(3,930,731)

Class C Shares	(71,096)	(19,266)	(4,918,022)	(100,707)

Institutional Shares	(2,153,684)	(226,373)	(13,667,589)	(715,425)

Service Shares	–	–	(101,880)	(3,118)

Investor Shares	(748,134)	(134,117)	(6,342,017)	(329,410)

Class R6 Shares	(556,892)	(141,950)	(1,331,534)	(596,827)

Class R Shares	(11,722)	(1,705)	(1,322,424)	(26,377)

Class P Shares	(5,096,372)	(601,291)	(15,609,860)	(809,997)

Total distributions to shareholders	(9,327,584)	(1,256,679)	(154,690,592)	(6,512,592)

From share transactions:

Proceeds from sales of shares	106,815,081	123,786,254	136,369,307	90,378,275

Proceeds received in connection with merger	–	126,358,740	–	–

Reinvestment of distributions	5,349,421	1,256,680	41,317,266	6,253,622

Cost of shares redeemed	(44,786,729)	(74,523,190)	(87,156,565)	(233,163,316)

Net increase (decrease) in net assets resulting from share transactions	67,377,773	176,878,484	90,530,008	(136,531,419)

TOTAL INCREASE	78,393,938	273,477,498	18,369,734	135,457,094

Net Assets:

Beginning of period	$344,202,931	$70,725,433	$1,331,778,166	$1,196,321,072

End of period	$422,596,869	$344,202,931	$1,350,147,900	$1,331,778,166

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Mid Cap Growth Fund		Small Cap Growth Fund
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment loss	$(1,822,577)	$(2,921,786)	$(378,708)	$(295,275)

Net realized gain	91,410,504	101,226,476	3,867,867	1,679,249

Net change in unrealized gain (loss)	6,068,638	20,778,106	(16,892,113)	15,892,564

Net increase (decrease) in net assets resulting from operations	95,656,565	119,082,796	(13,402,954)	17,276,538

Distributions to shareholders:

From distributable earnings:

Class A Shares	(31,621,975)	–	–	–

Class C Shares	(849,304)	–	–	–

Institutional Shares	(25,038,293)	–	–	–

Service Shares	(3,806,977)	–	–	–

Investor Shares	(12,134,205)	–	–	–

Class R6 Shares	(18,054,905)	–	–	–

Class R Shares	(5,597,392)	–	–	–

Class P Shares	(3,641,014)	–	–	–

Total distributions to shareholders	(100,744,065)	–	–	–

From share transactions:

Proceeds from sales of shares	194,181,372	124,251,965	203,844,675	99,414,421

Reinvestment of distributions	1,373,583	–	–	–

Cost of shares redeemed	(161,847,362)	(236,122,459)	(21,088,174)	(23,616,596)

Net increase (decrease) in net assets resulting from share transactions	33,707,593	(111,870,494)	182,756,501	75,797,825

TOTAL INCREASE	28,620,093	7,212,302	169,353,547	93,074,363

Net Assets:

Beginning of period	$895,712,628	$888,500,326	$133,813,617	$40,739,254

End of period	$924,332,721	$895,712,628	$303,167,164	$133,813,617

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Growth Fund		Strategic Growth Fund
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment loss	$(5,135,828)	$(8,742,118)	$(271,205)	$(339,700)

Net realized gain	139,698,240	170,193,030	13,543,270	13,306,173

Net change in unrealized gain (loss)	(187,844,013)	125,748,979	6,652,504	23,769,113

Net increase (decrease) in net assets resulting from operations	(53,281,601)	287,199,891	19,924,569	36,735,586

Distributions to shareholders:

From distributable earnings:

Class A Shares	(967,308)	–	(3,265,749)	(1,914,375)

Class C Shares	(150,950)	–	(201,375)	(98,698)

Institutional Shares	(2,303,826)	–	(3,230,319)	(1,938,741)

Service Shares	(5,907)	–	(98,125)	(59,705)

Investor Shares	(1,034,444)	–	(1,455,697)	(251,168)

Class R6 Shares	(463,579)	–	(380,648)	(194,619)

Class R Shares	(30,637)	–	(130,929)	(12,914)

Class P Shares	(1,120,968)	–	(4,763,573)	(2,650,501)

Total distributions to shareholders	(6,077,619)	–	(13,526,415)	(7,120,721)

From share transactions:

Proceeds from sales of shares	123,040,650	258,804,913	21,521,827	30,801,901

Reinvestment of distributions	5,599,276	–	2,058,704	6,985,315

Cost of shares redeemed	(239,059,958)	(644,139,566)	(23,850,388)	(28,713,206)

Net increase (decrease) in net assets resulting from share transactions	(110,420,032)	(385,334,653)	(269,857)	9,074,010

TOTAL INCREASE (DECREASE)	(169,779,252)	(98,134,762)	6,128,297	38,688,875

Net Assets:

Beginning of period	$1,804,070,231	$1,902,204,993	$187,292,593	$148,603,718

End of period	$1,634,290,979	$1,804,070,231	$193,420,890	$187,292,593

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Technology Opportunities Fund		U.S. Equity ESG Fund
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income (loss)	$(1,964,715)	$(2,746,451)	$66,764	$187,410

Net realized gain	112,584,028	68,135,448	1,238,442	1,610,598

Net change in unrealized gain (loss)	(20,746,576)	115,056,647	302,253	3,619,779

Net increase in net assets resulting from operations	89,872,737	180,445,644	1,607,459	5,417,787

Distributions to shareholders:

From distributable earnings:

Class A Shares	(18,373,555)	–	(42,782)	(37,572)

Class C Shares	(1,466,043)	–	–	–

Institutional Shares	(4,834,784)	–	(15,516)	(14,398)

Service Shares	(531,742)	–	–	–

Investor Shares	(1,188,312)	–	(4,390)	(4,859)

Class R6 Shares	(3,080,839)	–	(12,724)	(10,833)

Class R Shares	–	–	(925)	(261)

Class P Shares	(4,584,849)	–	(110,774)	(91,767)

Total distributions to shareholders	(34,060,124)	–	(187,111)	(159,690)

From share transactions:

Proceeds from sales of shares	65,840,530	128,582,886	1,065,846	2,969,974

Reinvestment of distributions	32,710,923	–	186,886	159,163

Cost of shares redeemed	(85,317,673)	(150,766,504)	(969,637)	(3,784,155)

Net increase (decrease) in net assets resulting from share transactions	13,233,780	(22,183,618)	283,095	(655,018)

TOTAL INCREASE	69,046,393	158,262,026	1,703,443	4,603,079

Net Assets:

Beginning of period	$784,927,708	$626,665,682	$28,437,383	$23,834,304

End of period	$853,974,101	$784,927,708	$30,140,826	$28,437,383

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$19.69		$15.91	$14.09	$16.94	$13.78	$11.93

Net investment income(a)	0.04		0.08	0.08	0.06	0.03	0.07

Net realized and unrealized gain (loss)	0.98		3.85	2.35	(1.85)	3.93	2.48

Total from investment operations	1.02		3.93	2.43	(1.79)	3.96	2.55

Distributions to shareholders from net investment income	(0.07)		(0.01)	(0.08)	(0.03)	(0.06)	(0.08)

Distributions to shareholders from net realized gains	(0.38)		(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.45)		(0.15)	(0.61)	(1.06)	(0.80)	(0.70)

Net asset value, end of period	$20.26		$19.69	$15.91	$14.09	$16.94	$13.78

Total Return(b)	5.11%		24.93%	17.92%	(11.46)%	30.12%	22.18%

Net assets, end of period (in 000’s)	$33,117		$28,669	$19,760	$6,820	$7,359	$5,843

Ratio of net expenses to average net assets	0.92	%(c)	0.93%	0.96%	0.96%	0.96%	1.00%

Ratio of total expenses to average net assets	1.07	%(c)	1.27%	1.54%	1.60%	2.00%	2.47%

Ratio of net investment income to average net assets	0.42	%(c)	0.46%	0.52%	0.37%	0.21%	0.58%

Portfolio turnover rate(d)	40%		79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.88		$12.94	$11.57	$14.17	$11.67	$10.23

Net investment loss(a)	(0.03)		(0.04)	(0.02)	(0.05)	(0.07)	(0.02)

Net realized and unrealized gain (loss)	0.80		3.12	1.92	(1.52)	3.31	2.10

Total from investment operations	0.77		3.08	1.90	(1.57)	3.24	2.08

Distributions to shareholders from net investment income	–		–	–	–	–	(0.02)

Distributions to shareholders from net realized gains	(0.38)		(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.38)		(0.14)	(0.53)	(1.03)	(0.74)	(0.64)

Net asset value, end of period	$16.27		$15.88	$12.94	$11.57	$14.17	$11.67

Total Return(b)	4.76%		24.04%	17.02%	(12.07)%	29.19%	21.16%

Net assets, end of period (in 000’s)	$2,764		$3,268	$1,271	$890	$1,354	$1,516

Ratio of net expenses to average net assets	1.67	%(c)	1.68%	1.71%	1.71%	1.71%	1.75%

Ratio of total expenses to average net assets	1.82	%(c)	2.00%	2.30%	2.35%	2.76%	3.19%

Ratio of net investment loss to average net assets	(0.34	)%(c)	(0.29)%	(0.21)%	(0.39)%	(0.54)%	(0.16)%

Portfolio turnover rate(d)	40%		79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.84		$17.62	$15.53	$18.56	$15.01	$12.94

Net investment income(a)	0.09		0.16	0.15	0.13	0.09	0.12

Net realized and unrealized gain (loss)	1.08		4.28	2.59	(2.04)	4.31	2.70

Total from investment operations	1.17		4.44	2.74	(1.91)	4.40	2.82

Distributions to shareholders from net investment income	(0.13)		(0.08)	(0.12)	(0.09)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(0.38)		(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.51)		(0.22)	(0.65)	(1.12)	(0.85)	(0.75)

Net asset value, end of period	$22.50		$21.84	$17.62	$15.53	$18.56	$15.01

Total Return(b)	5.28%		25.46%	18.30%	(11.10)%	30.62%	22.53%

Net assets, end of period (in 000’s)	$97,836		$46,799	$12,776	$8,832	$4,514	$594

Ratio of net expenses to average net assets	0.56	%(c)	0.57%	0.59%	0.59%	0.59%	0.62%

Ratio of total expenses to average net assets	0.69	%(c)	0.89%	1.18%	1.24%	1.46%	2.11%

Ratio of net investment income to average net assets	0.78	%(c)	0.82%	0.91%	0.78%	0.54%	0.95%

Portfolio turnover rate(d)	40%		79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.28		$17.19	$15.12	$18.09	$14.66	$12.65

Net investment income(a)	0.07		0.14	0.13	0.14	0.07	0.10

Net realized and unrealized gain (loss)	1.06		4.16	2.52	(2.01)	4.19	2.64

Total from investment operations	1.13		4.30	2.65	(1.87)	4.26	2.74

Distributions to shareholders from net investment income	(0.11)		(0.07)	(0.05)	(0.07)	(0.09)	(0.11)

Distributions to shareholders from net realized gains	(0.38)		(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.49)		(0.21)	(0.58)	(1.10)	(0.83)	(0.73)

Net asset value, end of period	$21.92		$21.28	$17.19	$15.12	$18.09	$14.66

Total Return(b)	5.25%		25.30%	18.14%	(11.21)%	30.39%	22.43%

Net assets, end of period (in 000’s)	$27,846		$21,077	$5,055	$66	$52	$38

Ratio of net expenses to average net assets	0.67	%(c)	0.68%	0.72%	0.71%	0.71%	0.76%

Ratio of total expenses to average net assets	0.81	%(c)	0.98%	1.22%	1.42%	1.74%	2.66%

Ratio of net investment income to average net assets	0.67	%(c)	0.71%	0.77%	0.91%	0.46%	0.78%

Portfolio turnover rate(d)	40%		79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.79		$17.58	$15.50	$18.52	$14.98	$12.91

Net investment income(a)	0.09		0.16	0.15	0.15	0.10	0.13

Net realized and unrealized gain (loss)	1.08		4.27	2.59	(2.05)	4.29	2.69

Total from investment operations	1.17		4.43	2.74	(1.90)	4.39	2.82

Distributions to shareholders from net investment income	(0.13)		(0.08)	(0.13)	(0.09)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(0.38)		(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.51)		(0.22)	(0.66)	(1.12)	(0.85)	(0.75)

Net asset value, end of period	$22.45		$21.79	$17.58	$15.50	$18.52	$14.98

Total Return(b)	5.29%		25.46%	18.36%	(11.12)%	30.64%	22.60%

Net assets, end of period (in 000’s)	$25,341		$25,087	$7,236	$2,061	$334	$226

Ratio of net expenses to average net assets	0.55	%(c)	0.56%	0.59%	0.58%	0.58%	0.61%

Ratio of total expenses to average net assets	0.70	%(c)	0.88%	1.16%	1.26%	1.61%	2.10%

Ratio of net investment income to average net assets	0.78	%(c)	0.83%	0.92%	0.92%	0.59%	0.96%

Portfolio turnover rate(d)	40%		79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.49		$15.00	$13.32	$16.08	$13.13	$11.40

Net investment income (loss)(a)	0.02		0.03	0.03	– (b)	(0.01)	0.04

Net realized and unrealized gain (loss)	0.91		3.64	2.23	(1.73)	3.74	2.36

Total from investment operations	0.93		3.67	2.26	(1.73)	3.73	2.40

Distributions to shareholders from net investment income	(0.03)		(0.04)	(0.05)	–	(0.04)	(0.05)

Distributions to shareholders from net realized gains	(0.38)		(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.41)		(0.18)	(0.58)	(1.03)	(0.78)	(0.67)

Net asset value, end of period	$19.01		$18.49	$15.00	$13.32	$16.08	$13.13

Total Return(c)	4.94%		24.72%	17.62%	(11.68)%	29.78%	21.78%

Net assets, end of period (in 000’s)	$541		$513	$118	$10	$46	$49

Ratio of net expenses to average net assets	1.17	%(d)	1.18%	1.21%	1.21%	1.21%	1.25%

Ratio of total expenses to average net assets	1.32	%(d)	1.49%	1.75%	1.89%	2.23%	2.63%

Ratio of net investment income (loss) to average net assets	0.16	%(d)	0.20%	0.22%	0.01%	(0.04)%	0.33%

Portfolio turnover rate(e)	40%		79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED CORE EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Core Equity Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.81		$17.59	$15.51	$18.52	$14.99	$12.92

Net investment income(a)	0.09		0.17	0.15	0.13	0.10	0.13

Net realized and unrealized gain (loss)	1.08		4.27	2.58	(2.02)	4.28	2.69

Total from investment operations	1.17		4.44	2.73	(1.89)	4.38	2.82

Distributions to shareholders from net investment income	(0.13)		(0.08)	(0.12)	(0.09)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(0.38)		(0.14)	(0.53)	(1.03)	(0.74)	(0.62)

Total distributions	(0.51)		(0.22)	(0.65)	(1.12)	(0.85)	(0.75)

Net asset value, end of period	$22.47		$21.81	$17.59	$15.51	$18.52	$14.99

Total Return(b)	5.29%		25.50%	18.34%	(11.07)%	30.55%	22.58%

Net assets, end of period (in 000’s)	$235,153		$218,789	$24,509	$22,240	$24,713	$15,263

Ratio of net expenses to average net assets	0.55	%(c)	0.56%	0.58%	0.58%	0.58%	0.61%

Ratio of total expenses to average net assets	0.70	%(c)	0.88%	1.18%	1.22%	1.59%	1.94%

Ratio of net investment income to average net assets	0.78	%(c)	0.84%	0.92%	0.75%	0.59%	0.96%

Portfolio turnover rate(d)	40%		79%	63%	49%	43%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$34.59		$28.07	$26.18	$34.35	$26.94	$22.93

Net investment income (loss)(a)	0.04		0.11	0.09	0.04	(0.05)	0.05

Net realized and unrealized gain (loss)	2.17		6.55	3.87	(4.79)	8.52	4.93

Total from investment operations	2.21		6.66	3.96	(4.75)	8.47	4.98

Distributions to shareholders from net investment income	(0.12)		(0.11)	(0.08)	–	(0.06)	(0.08)

Distributions to shareholders from net realized gains	(4.04)		(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(4.16)		(0.14)	(2.07)	(3.42)	(1.06)	(0.97)

Net asset value, end of period	$32.64		$34.59	$28.07	$26.18	$34.35	$26.94

Total Return(b)	6.19%		23.80%	16.13%	(15.37)%	32.38%	22.26%

Net assets, end of period (in 000’s)	$955,466		$941,875	$816,621	$756,801	$961,786	$776,919

Ratio of net expenses to average net assets	1.00	%(c)	1.01%	1.04%	1.07%	1.11%	1.14%

Ratio of total expenses to average net assets	1.14	%(c)	1.14%	1.17%	1.15%	1.17%	1.22%

Ratio of net investment income (loss) to average net assets	0.22	%(c)	0.36%	0.35%	0.14%	(0.17)%	0.23%

Portfolio turnover rate(d)	28%		57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.67		$13.65	$13.81	$19.86	$16.05	$14.05

Net investment loss(a)	(0.04)		(0.06)	(0.05)	(0.10)	(0.16)	(0.06)

Net realized and unrealized gain (loss)	1.08		3.16	1.91	(2.53)	4.97	2.95

Total from investment operations	1.04		3.10	1.86	(2.63)	4.81	2.89

Distributions to shareholders from net investment income	(0.09)		(0.05)	(0.03)	–	–	–

Distributions to shareholders from net realized gains	(4.04)		(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(4.13)		(0.08)	(2.02)	(3.42)	(1.00)	(0.89)

Net asset value, end of period	$13.58		$16.67	$13.65	$13.81	$19.86	$16.05

Total Return(b)	5.77%		22.85%	15.32%	(16.04)%	31.41%	21.37%

Net assets, end of period (in 000’s)	$19,589		$20,425	$16,921	$16,518	$21,144	$16,596

Ratio of net expenses to average net assets	1.75	%(c)	1.76%	1.79%	1.82%	1.86%	1.89%

Ratio of total expenses to average net assets	1.89	%(c)	1.89%	1.92%	1.90%	1.92%	1.97%

Ratio of net investment loss to average net assets	(0.53	)%(c)	(0.39)%	(0.40)%	(0.61)%	(0.92)%	(0.45)%

Portfolio turnover rate(d)	28%		57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$41.68		$33.78	$31.09	$40.01	$31.19	$26.39

Net investment income(a)	0.11		0.25	0.21	0.17	0.07	0.16

Net realized and unrealized gain (loss)	2.61		7.88	4.64	(5.67)	9.90	5.70

Total from investment operations	2.72		8.13	4.85	(5.50)	9.97	5.86

Distributions to shareholders from net investment income	(0.21)		(0.20)	(0.17)	–	(0.15)	(0.17)

Distributions to shareholders from net realized gains	(4.04)		(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(4.25)		(0.23)	(2.16)	(3.42)	(1.15)	(1.06)

Net asset value, end of period	$40.15		$41.68	$33.78	$31.09	$40.01	$31.19

Total Return(b)	6.37%		24.17%	16.54%	(15.08)%	32.86%	22.71%

Net assets, end of period (in 000’s)	$137,902		$135,154	$104,217	$93,741	$118,823	$64,708

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.71%	0.72%	0.74%	0.76%

Ratio of total expenses to average net assets	0.78	%(c)	0.78%	0.80%	0.78%	0.80%	0.84%

Ratio of net investment income to average net assets	0.52	%(c)	0.67%	0.69%	0.49%	0.20%	0.58%

Portfolio turnover rate(d)	28%		57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core Fund

	Service Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$32.18		$26.13	$24.51	$32.41	$25.46	$21.73

Net investment income (loss)(a)	–	(b)	0.05	0.05	(0.03)	(0.08)	0.03

Net realized and unrealized gain (loss)	2.03		6.09	3.60	(4.45)	8.04	4.66

Total from investment operations	2.03		6.14	3.65	(4.48)	7.96	4.69

Distributions to shareholders from net investment income	(0.07)		(0.06)	(0.04)	–	(0.01)	(0.07)

Distributions to shareholders from net realized gains	(4.04)		(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(4.11)		(0.09)	(2.03)	(3.42)	(1.01)	(0.96)

Net asset value, end of period	$30.10		$32.18	$26.13	$24.51	$32.41	$25.46

Total Return(c)	6.08%		23.57%	15.99%	(15.50)%	32.21%	22.12%

Net assets, end of period (in 000’s)	$834		$788	$960	$486	$2,151	$1,814

Ratio of net expenses to average net assets	1.20	%(d)	1.20%	1.21%	1.23%	1.24%	1.26%

Ratio of total expenses to average net assets	1.28	%(d)	1.28%	1.30%	1.28%	1.30%	1.34%

Ratio of net investment income (loss) to average net assets	0.02	%(d)	0.17%	0.20%	(0.11)%	(0.30)%	0.13%

Portfolio turnover rate(e)	28%		57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$35.69		$28.96	$26.96	$35.18	$27.56	$23.43

Net investment income(a)	0.08		0.19	0.16	0.13	0.02	0.11

Net realized and unrealized gain (loss)	2.25		6.75	3.98	(4.93)	8.73	5.05

Total from investment operations	2.33		6.94	4.14	(4.80)	8.75	5.16

Distributions to shareholders from net investment income	(0.20)		(0.18)	(0.15)	–	(0.13)	(0.14)

Distributions to shareholders from net realized gains	(4.04)		(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(4.24)		(0.21)	(2.14)	(3.42)	(1.13)	(1.03)

Net asset value, end of period	$33.78		$35.69	$28.96	$26.96	$35.18	$27.56

Total Return(b)	6.33%		24.10%	16.43%	(15.16)%	32.71%	22.56%

Net assets, end of period (in 000’s)	$54,928		$55,087	$40,556	$36,346	$21,889	$8,703

Ratio of net expenses to average net assets	0.75	%(c)	0.76%	0.79%	0.81%	0.86%	0.89%

Ratio of total expenses to average net assets	0.89	%(c)	0.89%	0.92%	0.90%	0.92%	0.96%

Ratio of net investment income to average net assets	0.47	%(c)	0.61%	0.61%	0.44%	0.08%	0.46%

Portfolio turnover rate(d)	28%		57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$41.62		$33.72	$31.04	$39.96	$31.14	$26.35

Net investment income(a)	0.11		0.25	0.22	0.19	0.07	0.16

Net realized and unrealized gain (loss)	2.60		7.88	4.62	(5.69)	9.90	5.69

Total from investment operations	2.71		8.13	4.84	(5.50)	9.97	5.85

Distributions to shareholders from net investment income	(0.17)		(0.20)	(0.17)	–	(0.15)	(0.17)

Distributions to shareholders from net realized gains	(4.04)		(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(4.21)		(0.23)	(2.16)	(3.42)	(1.15)	(1.06)

Net asset value, end of period	$40.12		$41.62	$33.72	$31.04	$39.96	$31.14

Total Return(b)	6.34%		24.19%	16.55%	(15.07)%	32.92%	22.71%

Net assets, end of period (in 000’s)	$13,004		$14,113	$88,467	$78,897	$8,707	$2,454

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.70%	0.70%	0.73%	0.75%

Ratio of total expenses to average net assets	0.77	%(c)	0.76%	0.79%	0.77%	0.78%	0.83%

Ratio of net investment income to average net assets	0.53	%(c)	0.68%	0.70%	0.56%	0.21%	0.59%

Portfolio turnover rate(d)	28%		57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$31.85		$25.86	$24.29	$32.19	$25.32	$21.63

Net investment income (loss)(a)	–	(b)	0.03	0.02	(0.03)	(0.12)	– (b)

Net realized and unrealized gain (loss)	2.00		6.04	3.57	(4.45)	8.01	4.62

Total from investment operations	2.00		6.07	3.59	(4.48)	7.89	4.62

Distributions to shareholders from net investment income	(0.07)		(0.05)	(0.03)	–	(0.02)	(0.04)

Distributions to shareholders from net realized gains	(4.04)		(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(4.11)		(0.08)	(2.02)	(3.42)	(1.02)	(0.93)

Net asset value, end of period	$29.74		$31.85	$25.86	$24.29	$32.19	$25.32

Total Return(c)	6.04%		23.48%	15.85%	(15.58)%	32.09%	21.90%

Net assets, end of period (in 000’s)	$10,576		$10,346	$8,577	$8,186	$12,608	$10,097

Ratio of net expenses to average net assets	1.25	%(d)	1.26%	1.29%	1.32%	1.36%	1.39%

Ratio of total expenses to average net assets	1.39	%(d)	1.39%	1.42%	1.40%	1.42%	1.47%

Ratio of net investment income (loss) to average net assets	(0.03	)%(d)	0.11%	0.10%	(0.12)%	(0.42)%	0.01%

Portfolio turnover rate(e)	28%		57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP CORE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Core Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$41.60		$33.71	$31.03	$39.94	$31.13	$26.34

Net investment income(a)	0.11		0.25	0.22	0.18	0.07	0.16

Net realized and unrealized gain (loss)	2.61		7.87	4.62	(5.67)	9.89	5.69

Total from investment operations	2.72		8.12	4.84	(5.49)	9.96	5.85

Distributions to shareholders from net investment income	(0.22)		(0.20)	(0.17)	–	(0.15)	(0.17)

Distributions to shareholders from net realized gains	(4.04)		(0.03)	(1.99)	(3.42)	(1.00)	(0.89)

Total distributions	(4.26)		(0.23)	(2.16)	(3.42)	(1.15)	(1.06)

Net asset value, end of period	$40.06		$41.60	$33.71	$31.03	$39.94	$31.13

Total Return(b)	6.36%		24.20%	16.56%	(15.08)%	32.90%	22.73%

Net assets, end of period (in 000’s)	$157,847		$153,988	$120,003	$109,347	$132,700	$95,182

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.70%	0.71%	0.73%	0.75%

Ratio of total expenses to average net assets	0.77	%(c)	0.77%	0.79%	0.77%	0.79%	0.83%

Ratio of net investment income to average net assets	0.53	%(c)	0.68%	0.70%	0.50%	0.21%	0.59%

Portfolio turnover rate(d)	28%		57%	42%	63%	46%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.38		$10.84	$11.03	$18.20	$17.14	$18.14

Net investment loss(a)	(0.04)		(0.06)	(0.05)	(0.10)	(0.15)	(0.10)

Net realized and unrealized gain (loss)	1.54		1.60	0.86	(3.93)	5.26	4.13

Total from investment operations	1.50		1.54	0.81	(4.03)	5.11	4.03

Distributions to shareholders from net realized gains	(1.92)		–	(1.00)	(3.14)	(4.05)	(5.03)

Total distributions	(1.92)		–	–	–	–	–

Net asset value, end of period	$11.96		$12.38	$10.84	$11.03	$18.20	$17.14

Total Return(b)	10.85%		14.21%	7.76%	(25.93)%	33.85%	28.84%

Net assets, end of period (in 000’s)	$216,256		$239,246	$244,602	$262,404	$404,921	$347,644

Ratio of net expenses to average net assets	1.15	%(c)	1.15%	1.19%	1.24%	1.24%	1.25%

Ratio of total expenses to average net assets	1.37	%(c)	1.37%	1.39%	1.37%	1.37%	1.41%

Ratio of net investment loss to average net assets	(0.56	)%(c)	(0.50)%	(0.51)%	(0.73)%	(0.87)%	(0.64)%

Portfolio turnover rate(d)	36%		63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$19.63		$17.31	$17.15	$102.96	$162.72	$243.84

Net investment loss(a)	(0.14)		(0.23)	(0.21)	(0.48)	(1.68)	(2.16)

Net realized and unrealized gain (loss)	2.34		2.55	1.37	(9.97)	39.12	41.76

Total from investment operations	2.20		2.32	1.16	(10.45)	37.44	39.60

Distributions to shareholders from net realized gains	(1.92)		–	(1.00)	(75.36)	(97.20)	(120.72)

Total distributions	(1.92)		–	–	–	–	–

Net asset value, end of period	$19.91		$19.63	$17.31	$17.15	$102.96	$162.72

Total Return(b)	10.40%		13.40%	7.00%	(26.40)%	32.89%	27.86%

Net assets, end of period (in 000’s)	$9,473		$9,664	$10,235	$13,261	$23,337	$28,894

Ratio of net expenses to average net assets	1.90	%(c)	1.90%	1.94%	1.99%	1.99%	2.00%

Ratio of total expenses to average net assets	2.12	%(c)	2.12%	2.14%	2.12%	2.12%	2.16%

Ratio of net investment loss to average net assets	(1.31	)%(c)	(1.25)%	(1.26)%	(1.48)%	(1.62)%	(1.38)%

Portfolio turnover rate(d)	36%		63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$20.32		$17.73	$17.37	$26.68	$23.41	$22.93

Net investment loss(a)	(0.03)		(0.04)	(0.03)	(0.08)	(0.13)	(0.06)

Net realized and unrealized gain (loss)	2.41		2.63	1.39	(6.09)	7.45	5.57

Total from investment operations	2.38		2.59	1.36	(6.17)	7.32	5.51

Distributions to shareholders from net realized gains	(1.92)		–	(1.00)	(3.14)	(4.05)	(5.03)

Total distributions	(1.92)		–	–	–	–	–

Net asset value, end of period	$20.78		$20.32	$17.73	$17.37	$26.68	$23.41

Total Return(b)	10.95%		14.61%	8.11%	(25.69)%	34.27%	29.33%

Net assets, end of period (in 000’s)	$281,426		$264,134	$275,045	$313,137	$478,127	$442,693

Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.87%	0.90%	0.90%	0.91%

Ratio of total expenses to average net assets	1.01	%(c)	1.01%	1.02%	1.00%	1.00%	1.03%

Ratio of net investment loss to average net assets	(0.27	)%(c)	(0.20)%	(0.20)%	(0.39)%	(0.53)%	(0.29)%

Portfolio turnover rate(d)	36%		63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Service Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.29		$9.03	$9.36	$15.97	$15.50	$16.89

Net investment loss(a)	(0.04)		(0.07)	(0.06)	(0.10)	(0.16)	(0.11)

Net realized and unrealized gain (loss)	1.30		1.33	0.73	(3.37)	4.68	3.75

Total from investment operations	1.26		1.26	0.67	(3.47)	4.52	3.64

Distributions to shareholders from net realized gains	(1.92)		–	(1.00)	(3.14)	(4.05)	(5.03)

Total distributions	(1.92)		–	–	–	–	–

Net asset value, end of period	$9.63		$10.29	$9.03	$9.36	$15.97	$15.50

Total Return(b)	10.71%		13.95%	7.64%	(26.06)%	33.59%	28.64%

Net assets, end of period (in 000’s)	$22,550		$22,649	$21,916	$21,107	$33,114	$27,723

Ratio of net expenses to average net assets	1.35	%(c)	1.35%	1.37%	1.40%	1.40%	1.41%

Ratio of total expenses to average net assets	1.51	%(c)	1.51%	1.52%	1.50%	1.50%	1.53%

Ratio of net investment loss to average net assets	(0.76	)%(c)	(0.70)%	(0.70)%	(0.90)%	(1.03)%	(0.79)%

Portfolio turnover rate(d)	36%		63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.69		$12.83	$12.84	$20.61	$18.90	$19.47

Net investment loss(a)	(0.02)		(0.04)	(0.03)	(0.07)	(0.12)	(0.07)

Net realized and unrealized gain (loss)	1.79		1.90	1.02	(4.56)	5.88	4.53

Total from investment operations	1.77		1.86	0.99	(4.63)	5.76	4.46

Distributions to shareholders from net realized gains	(1.92)		–	(1.00)	(3.14)	(4.05)	(5.03)

Total distributions	(1.92)		–	–	–	–	–

Net asset value, end of period	$14.54		$14.69	$12.83	$12.84	$20.61	$18.90

Total Return(b)	10.99%		14.50%	8.09%	(25.79)%	34.19%	29.15%

Net assets, end of period (in 000’s)	$101,748		$94,163	$69,632	$70,759	$105,878	$81,928

Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.93%	0.99%	0.99%	1.00%

Ratio of total expenses to average net assets	1.12	%(c)	1.12%	1.14%	1.12%	1.12%	1.16%

Ratio of net investment loss to average net assets	(0.32	)%(c)	(0.26)%	(0.26)%	(0.48)%	(0.62)%	(0.39)%

Portfolio turnover rate(d)	36%		63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$20.36		$17.76	$17.40	$26.72	$23.44	$22.95

Net investment loss(a)	(0.03)		(0.04)	(0.03)	(0.08)	(0.13)	(0.06)

Net realized and unrealized gain (loss)	2.42		2.64	1.39	(6.10)	7.46	5.58

Total from investment operations	2.39		2.60	1.36	(6.18)	7.33	5.52

Distributions to shareholders from net realized gains	(1.92)		–	(1.00)	(3.14)	(4.05)	(5.03)

Total distributions	(1.92)		–	–	–	–	–

Net asset value, end of period	$20.83		$20.36	$17.76	$17.40	$26.72	$23.44

Total Return(b)	10.98%		14.64%	8.10%	(25.69)%	34.27%	29.35%

Net assets, end of period (in 000’s)	$218,781		$195,528	$192,601	$199,472	$283,233	$211,480

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.86%	0.89%	0.89%	0.90%

Ratio of total expenses to average net assets	1.00	%(c)	1.00%	1.01%	0.99%	0.99%	1.02%

Ratio of net investment loss to average net assets	(0.26	)%(c)	(0.19)%	(0.18)%	(0.38)%	(0.53)%	(0.28)%

Portfolio turnover rate(d)	36%		63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.29		$9.03	$9.37	$15.99	$15.53	$16.92

Net investment loss(a)	(0.04)		(0.07)	(0.07)	(0.11)	(0.17)	(0.12)

Net realized and unrealized gain (loss)	1.29		1.33	0.73	(3.37)	4.68	3.76

Total from investment operations	1.25		1.26	0.66	(3.48)	4.51	3.64

Distributions to shareholders from net realized gains	(1.92)		–	(1.00)	(3.14)	(4.05)	(5.03)

Total distributions	(1.92)		–	–	–	–	–

Net asset value, end of period	$9.62		$10.29	$9.03	$9.37	$15.99	$15.53

Total Return(b)	10.61%		13.95%	7.53%	(26.10)%	33.44%	28.58%

Net assets, end of period (in 000’s)	$31,854		$31,067	$31,403	$33,397	$54,987	$48,780

Ratio of net expenses to average net assets	1.40	%(c)	1.40%	1.43%	1.49%	1.49%	1.50%

Ratio of total expenses to average net assets	1.62	%(c)	1.62%	1.64%	1.62%	1.62%	1.66%

Ratio of net investment loss to average net assets	(0.81	)%(c)	(0.75)%	(0.76)%	(0.98)%	(1.12)%	(0.89)%

Portfolio turnover rate(d)	36%		63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$20.37		$17.78	$17.41	$26.74	$23.45	$22.96

Net investment loss(a)	(0.03)		(0.04)	(0.03)	(0.08)	(0.13)	(0.06)

Net realized and unrealized gain (loss)	2.43		2.63	1.40	(6.11)	7.47	5.58

Total from investment operations	2.40		2.59	1.37	(6.19)	7.34	5.52

Distributions to shareholders from net realized gains	(1.92)		–	(1.00)	(3.14)	(4.05)	(5.03)

Total distributions	(1.92)		–	–	–	–	–

Net asset value, end of period	$20.85		$20.37	$17.78	$17.41	$26.74	$23.45

Total Return(b)	11.02%		14.57%	8.15%	(25.68)%	34.26%	29.34%

Net assets, end of period (in 000’s)	$42,245		$39,261	$43,066	$50,932	$90,649	$69,989

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.86%	0.89%	0.89%	0.90%

Ratio of total expenses to average net assets	1.00	%(c)	1.00%	1.01%	0.99%	0.99%	1.02%

Ratio of net investment loss to average net assets	(0.26	)%(c)	(0.19)%	(0.19)%	(0.40)%	(0.53)%	(0.28)%

Portfolio turnover rate(d)	36%		63%	43%	50%	57%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,							Period Ended August 31, 2020(a)
			2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$14.83		$12.01		$11.16	$16.89		$12.81		$10.00

Net investment loss(b)	(0.05)		(0.09	)(c)	(0.10)	(0.10	)(d)	(0.16	)(e)	(0.09)

Net realized and unrealized gain (loss)	0.15		2.91		0.95	(4.04)		5.36		2.92

Total from investment operations	0.10		2.82		0.85	(4.14)		5.20		2.83

Distributions to shareholders from net investment income	–		–		–	–		(0.02)		(0.02)

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)		–

Total distributions	–		–		–	(1.59)		(1.12)		(0.02)

Net asset value, end of period	$14.93		$14.83		$12.01	$11.16		$16.89		$12.81

Total Return(f)	0.67%		23.48%		7.62%	(26.55)%		41.87%		28.30%

Net assets, end of period (in 000’s)	$2,372		$1,325		$561	$451		$669		$175

Ratio of net expenses to average net assets	1.22	%(g)	1.22%		1.24%	1.28%		1.28%		1.30	%(g)

Ratio of total expenses to average net assets	1.41	%(g)	1.68%		2.09%	2.16%		3.50%		8.30	%(g)

Ratio of net investment loss to average net assets	(0.67	)%(g)	(0.70	)%(c)	(0.85)%	(0.74	)%(d)	(1.01	)%(e)	(0.94	)%(g)

Portfolio turnover rate(h)	35%		69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,							Period Ended August 31, 2020(a)
			2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$14.31		$11.67		$10.93	$16.69		$12.74		$10.00

Net investment loss(b)	(0.11)		(0.19	)(c)	(0.17)	(0.20	)(d)	(0.27	)(e)	(0.15)

Net realized and unrealized gain (loss)	0.15		2.83		0.91	(3.97)		5.32		2.89

Total from investment operations	0.04		2.64		0.74	(4.17)		5.05		2.74

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)		–

Total distributions	–		–		–	(1.59)		(1.10)		–

Net asset value, end of period	$14.35		$14.31		$11.67	$10.93		$16.69		$12.74

Total Return(f)	0.35%		22.62%		6.77%	(27.08)%		40.86%		27.44%

Net assets, end of period (in 000’s)	$803		$551		$112	$72		$119		$91

Ratio of net expenses to average net assets	1.97	%(g)	1.97%		2.00%	2.03%		2.03%		2.06	%(g)

Ratio of total expenses to average net assets	2.16	%(g)	2.39%		2.84%	2.92%		4.09%		9.80	%(g)

Ratio of net investment loss to average net assets	(1.43	)%(g)	(1.45	)%(c)	(1.58)%	(1.48	)%(d)	(1.78	)%(e)	(1.70	)%(g)

Portfolio turnover rate(h)	35%		69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,							Period Ended August 31, 2020(a)
			2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$15.09		$12.17		$11.28	$16.98		$12.84		$10.00

Net investment loss(b)	(0.02)		(0.05	)(c)	(0.06)	(0.04	)(d)	(0.10	)(e)	(0.05)

Net realized and unrealized gain (loss)	0.14		2.97		0.95	(4.07)		5.37		2.91

Total from investment operations	0.12		2.92		0.89	(4.11)		5.27		2.86

Distributions to shareholders from net investment income	–		–		–	–		(0.03)		(0.02)

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)		–

Total distributions	–		–		–	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$15.21		$15.09		$12.17	$11.28		$16.98		$12.84

Total Return(f)	0.80%		23.99%		7.89%	(26.21)%		42.36%		28.68%

Net assets, end of period (in 000’s)	$150,083		$27,220		$22,012	$18,661		$14,313		$10,516

Ratio of net expenses to average net assets	0.91	%(g)	0.91%		0.91%	0.91%		0.91%		0.93	%(g)

Ratio of total expenses to average net assets	1.03	%(g)	1.42%		1.73%	1.75%		2.93%		8.24	%(g)

Ratio of net investment loss to average net assets	(0.27	)%(g)	(0.38	)%(c)	(0.49)%	(0.34	)%(d)	(0.66	)%(e)	(0.58	)%(g)

Portfolio turnover rate(h)	35%		69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,							Period Ended August 31, 2020(a)
			2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$15.02		$12.13		$11.24	$16.96		$12.83		$10.00

Net investment loss(b)	(0.03)		(0.06	)(c)	(0.08)	(0.06	)(d)	(0.12	)(e)	(0.06)

Net realized and unrealized gain (loss)	0.15		2.95		0.97	(4.07)		5.37		2.91

Total from investment operations	0.12		2.89		0.89	(4.13)		5.25		2.85

Distributions to shareholders from net investment income	–		–		–	–		(0.02)		(0.02)

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)		–

Total distributions	–		–		–	(1.59)		(1.12)		(0.02)

Net asset value, end of period	$15.14		$15.02		$12.13	$11.24		$16.96		$12.83

Total Return(f)	0.80%		23.83%		7.92%	(26.37)%		42.21%		28.55%

Net assets, end of period (in 000’s)	$129,192		$85,612		$5,116	$67		$91		$64

Ratio of net expenses to average net assets	0.97	%(g)	0.97%		0.98%	1.03%		1.03%		1.06	%(g)

Ratio of total expenses to average net assets	1.16	%(g)	1.29%		1.77%	1.90%		3.13%		9.22	%(g)

Ratio of net investment loss to average net assets	(0.42	)%(g)	(0.42	)%(c)	(0.63)%	(0.48	)%(d)	(0.78	)%(e)	(0.69	)%(g)

Portfolio turnover rate(h)	35%		69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,							Period Ended August 31, 2020(a)
			2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$15.09		$12.18		$11.28	$16.99		$12.84		$10.00

Net investment loss(b)	(0.01)		(0.05	)(c)	(0.06)	(0.05	)(d)	(0.10	)(e)	(0.05)

Net realized and unrealized gain (loss)	0.13		2.96		0.96	(4.07)		5.38		2.91

Total from investment operations	0.12		2.91		0.90	(4.12)		5.28		2.86

Distributions to shareholders from net investment income	–		–		–	–		(0.03)		(0.02)

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)		–

Total distributions	–		–		–	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$15.21		$15.09		$12.18	$11.28		$16.99		$12.84

Total Return(f)	0.80%		23.89%		7.98%	(26.25)%		42.44%		28.68%

Net assets, end of period (in 000’s)	$3,765		$105		$80	$68		$92		$64

Ratio of net expenses to average net assets	0.90	%(g)	0.90%		0.90%	0.90%		0.90%		0.93	%(g)

Ratio of total expenses to average net assets	1.01	%(g)	1.40%		1.72%	1.77%		3.00%		9.08	%(g)

Ratio of net investment loss to average net assets	(0.11	)%(g)	(0.37	)%(c)	(0.49)%	(0.35	)%(d)	(0.65	)%(e)	(0.55	)%(g)

Portfolio turnover rate(h)	35%		69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,							Period Ended August 31, 2020(a)
			2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$15.08		$12.17		$11.27	$16.98		$12.84		$10.00

Net investment loss(b)	(0.03)		(0.05	)(c)	(0.06)	(0.04	)(d)	(0.10	)(e)	(0.05)

Net realized and unrealized gain (loss)	0.16		2.96		0.96	(4.08)		5.37		2.91

Total from investment operations	0.13		2.91		0.90	(4.12)		5.27		2.86

Distributions to shareholders from net investment income	–		–		–	–		(0.03)		(0.02)

Distributions to shareholders from net realized gains	–		–		–	(1.59)		(1.10)		–

Total distributions	–		–		–	(1.59)		(1.13)		(0.02)

Net asset value, end of period	$15.21		$15.08		$12.17	$11.27		$16.98		$12.84

Total Return(f)	0.86%		23.91%		7.99%	(26.27)%		42.38%		28.68%

Net assets, end of period (in 000’s)	$16,952		$19,001		$12,859	$11,540		$5,349		$2,831

Ratio of net expenses to average net assets	0.90	%(g)	0.90%		0.90%	0.90%		0.90%		0.90	%(g)

Ratio of total expenses to average net assets	1.05	%(g)	1.39%		1.72%	1.75%		3.00%		6.73	%(g)

Ratio of net investment loss to average net assets	(0.37	)%(g)	(0.37	)%(c)	(0.49)%	(0.35	)%(d)	(0.64	)%(e)	(0.55	)%(g)

Portfolio turnover rate(h)	35%		69%		87%	81%		101%		70%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.09		$18.04	$17.06	$28.31	$23.56	$20.53

Net investment loss(a)	(0.09)		(0.14)	(0.12)	(0.17)	(0.25)	(0.15)

Net realized and unrealized gain (loss)	(0.63)		3.19	1.10	(7.31)	8.84	6.20

Total from investment operations	(0.72)		3.05	0.98	(7.48)	8.59	6.05

Distributions to shareholders from net realized gains	(0.08)		–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–		–	–	(0.03)	–	–

Total distributions	(0.08)		–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of period	$20.29		$21.09	$18.04	$17.06	$28.31	$23.56

Total Return(b)	(3.44)%		16.91%	5.74%	(29.64)%	39.05%	33.09%

Net assets, end of period (in 000’s)	$231,364		$260,222	$255,118	$276,714	$470,941	$309,715

Ratio of net expenses to average net assets	1.24	%(c)	1.24%	1.26%	1.22%	1.21%	1.27%

Ratio of total expenses to average net assets	1.29	%(c)	1.28%	1.30%	1.27%	1.26%	1.32%

Ratio of net investment loss to average net assets	(0.82	)%(c)	(0.72)%	(0.70)%	(0.79)%	(0.94)%	(0.74)%

Portfolio turnover rate(d)	47%		69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.59		$12.57	$11.98	$21.23	$18.59	$16.90

Net investment loss(a)	(0.12)		(0.19)	(0.18)	(0.24)	(0.34)	(0.25)

Net realized and unrealized gain (loss)	(0.43)		2.21	0.77	(5.24)	6.82	4.96

Total from investment operations	(0.55)		2.02	0.59	(5.48)	6.48	4.71

Distributions to shareholders from net realized gains	(0.08)		–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–		–	–	(0.03)	–	–

Total distributions	(0.08)		–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of period	$13.96		$14.59	$12.57	$11.98	$21.23	$18.59

Total Return(b)	(3.81)%		16.07%	4.92%	(30.18)%	38.00%	32.18%

Net assets, end of period (in 000’s)	$24,335		$29,348	$59,508	$76,089	$145,721	$153,835

Ratio of net expenses to average net assets	1.99	%(c)	1.99%	2.01%	1.97%	1.96%	2.02%

Ratio of total expenses to average net assets	2.04	%(c)	2.04%	2.05%	2.02%	2.01%	2.08%

Ratio of net investment loss to average net assets	(1.57	)%(c)	(1.46)%	(1.45)%	(1.54)%	(1.69)%	(1.55)%

Portfolio turnover rate(d)	47%		69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$24.48		$20.88	$19.68	$31.94	$26.09	$22.36

Net investment loss(a)	(0.06)		(0.09)	(0.07)	(0.11)	(0.18)	(0.09)

Net realized and unrealized gain (loss)	(0.73)		3.69	1.27	(8.38)	9.87	6.84

Total from investment operations	(0.79)		3.60	1.20	(8.49)	9.69	6.75

Distributions to shareholders from net realized gains	(0.08)		–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–		–	–	(0.03)	–	–

Total distributions	(0.08)		–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of period	$23.61		$24.48	$20.88	$19.68	$31.94	$26.09

Total Return(b)	(3.25)%		17.24%	6.10%	(29.42)%	39.51%	33.55%

Net assets, end of period (in 000’s)	$645,365		$739,233	$759,588	$824,359	$1,303,226	$921,412

Ratio of net expenses to average net assets	0.92	%(c)	0.92%	0.93%	0.90%	0.89%	0.94%

Ratio of total expenses to average net assets	0.93	%(c)	0.92%	0.93%	0.90%	0.89%	0.95%

Ratio of net investment loss to average net assets	(0.50	)%(c)	(0.40)%	(0.37)%	(0.47)%	(0.63)%	(0.39)%

Portfolio turnover rate(d)	47%		69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Service Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$19.77		$16.94	$16.05	$26.92	$22.60	$19.84

Net investment loss(a)	(0.10)		(0.16)	(0.14)	(0.27)	(0.27)	(0.18)

Net realized and unrealized gain (loss)	(0.59)		2.99	1.03	(6.83)	8.43	5.96

Total from investment operations	(0.69)		2.83	0.89	(7.10)	8.16	5.78

Distributions to shareholders from net realized gains	(0.08)		–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–		–	–	(0.03)	–	–

Total distributions	(0.08)		–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of period	$19.00		$19.77	$16.94	$16.05	$26.92	$22.60

Total Return(b)	(3.52)%		16.71%	5.55%	(29.78)%	38.78%	32.87%

Net assets, end of period (in 000’s)	$1,325		$1,427	$1,206	$1,267	$22,781	$32,215

Ratio of net expenses to average net assets	1.42	%(c)	1.42%	1.43%	1.39%	1.39%	1.44%

Ratio of total expenses to average net assets	1.43	%(c)	1.42%	1.43%	1.39%	1.40%	1.45%

Ratio of net investment income (loss) to average net assets	(1.00	)%(c)	(0.90)%	(0.87)%	(1.10)%	1.12%	0.92%

Portfolio turnover rate(d)	47%		69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$23.02		$19.64	$18.53	$30.33	$24.96	$21.53

Net investment loss(a)	(0.07)		(0.10)	(0.09)	(0.13)	(0.19)	(0.10)

Net realized and unrealized gain (loss)	(0.69)		3.48	1.20	(7.90)	9.40	6.55

Total from investment operations	(0.76)		3.38	1.11	(8.03)	9.21	6.45

Distributions to shareholders from net realized gains	(0.08)		–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–		–	–	(0.03)	–	–

Total distributions	(0.08)		–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of period	$22.18		$23.02	$19.64	$18.53	$30.33	$24.96

Total Return(b)	(3.33)%		17.21%	5.99%	(29.47)%	39.37%	33.44%

Net assets, end of period (in 000’s)	$269,895		$300,627	$344,304	$428,149	$815,104	$495,629

Ratio of net expenses to average net assets	0.99	%(c)	0.99%	1.01%	0.97%	0.96%	1.02%

Ratio of total expenses to average net assets	1.04	%(c)	1.03%	1.05%	1.02%	1.01%	1.07%

Ratio of net investment loss to average net assets	(0.57	)%(c)	(0.47)%	(0.45)%	(0.55)%	(0.69)%	(0.47)%

Portfolio turnover rate(d)	47%		69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$24.52		$20.91	$19.71	$31.98	$26.12	$22.38

Net investment loss(a)	(0.06)		(0.09)	(0.07)	(0.10)	(0.18)	(0.08)

Net realized and unrealized gain (loss)	(0.74)		3.70	1.27	(8.40)	9.88	6.84

Total from investment operations	(0.80)		3.61	1.20	(8.50)	9.70	6.76

Distributions to shareholders from net realized gains	(0.08)		–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–		–	–	(0.03)	–	–

Total distributions	(0.08)		–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of period	$23.64		$24.52	$20.91	$19.71	$31.98	$26.12

Total Return(b)	(3.25)%		17.26%	6.09%	(29.41)%	39.51%	33.56%

Net assets, end of period (in 000’s)	$130,350		$135,738	$150,699	$156,599	$139,453	$73,863

Ratio of net expenses to average net assets	0.91	%(c)	0.91%	0.92%	0.89%	0.88%	0.93%

Ratio of total expenses to average net assets	0.92	%(c)	0.91%	0.92%	0.89%	0.88%	0.94%

Ratio of net investment loss to average net assets	(0.49	)%(c)	(0.39)%	(0.36)%	(0.43)%	(0.61)%	(0.38)%

Portfolio turnover rate(d)	47%		69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$19.28		$16.54	$15.68	$26.41	$22.24	$19.58

Net investment loss(a)	(0.11)		(0.17)	(0.15)	(0.20)	(0.29)	(0.19)

Net realized and unrealized gain (loss)	(0.57)		2.91	1.01	(6.76)	8.30	5.87

Total from investment operations	(0.68)		2.74	0.86	(6.96)	8.01	5.68

Distributions to shareholders from net realized gains	(0.08)		–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–		–	–	(0.03)	–	–

Total distributions	(0.08)		–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of period	$18.52		$19.28	$16.54	$15.68	$26.41	$22.24

Total Return(b)	(3.51)%		16.57%	5.48%	(29.82)%	38.72%	32.78%

Net assets, end of period (in 000’s)	$6,639		$7,378	$8,576	$9,301	$14,818	$13,209

Ratio of net expenses to average net assets	1.49	%(c)	1.49%	1.51%	1.47%	1.46%	1.52%

Ratio of total expenses to average net assets	1.54	%(c)	1.53%	1.55%	1.52%	1.51%	1.57%

Ratio of net investment loss to average net assets	(1.07	)%(c)	(0.97)%	(0.95)%	(1.04)%	(1.20)%	(1.00)%

Portfolio turnover rate(d)	47%		69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$24.53		$20.91	$19.71	$31.98	$26.12	$22.38

Net investment loss(a)	(0.06)		(0.09)	(0.07)	(0.11)	(0.18)	(0.08)

Net realized and unrealized gain (loss)	(0.74)		3.71	1.27	(8.39)	9.88	6.84

Total from investment operations	(0.80)		3.62	1.20	(8.50)	9.70	6.76

Distributions to shareholders from net realized gains	(0.08)		–	–	(3.74)	(3.84)	(3.02)

Distributions to shareholders from return of capital	–		–	–	(0.03)	–	–

Total distributions	(0.08)		–	–	(3.77)	(3.84)	(3.02)

Net asset value, end of period	$23.65		$24.53	$20.91	$19.71	$31.98	$26.12

Total Return(b)	(3.29)%		17.31%	6.09%	(29.41)%	39.51%	33.56%

Net assets, end of period (in 000’s)	$325,019		$330,098	$323,206	$345,549	$601,794	$285,307

Ratio of net expenses to average net assets	0.91	%(c)	0.91%	0.92%	0.89%	0.88%	0.93%

Ratio of total expenses to average net assets	0.92	%(c)	0.91%	0.92%	0.89%	0.88%	0.94%

Ratio of net investment loss to average net assets	(0.49	)%(c)	(0.39)%	(0.36)%	(0.46)%	(0.61)%	(0.38)%

Portfolio turnover rate(d)	47%		69%	62%	65%	60%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.24		$8.63	$8.06	$12.32	$11.24	$9.25

Net investment loss(a)	(0.03)		(0.04)	(0.03)	(0.06)	(0.07)	(0.03)

Net realized and unrealized gain (loss)	1.14		2.15	1.58	(2.69)	2.92	3.58

Total from investment operations	1.11		2.11	1.55	(2.75)	2.85	3.55

Distributions to shareholders from net realized gains	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Net asset value, end of period	$10.44		$10.24	$8.63	$8.06	$12.32	$11.24

Total Return(b)	10.51%		25.54%	22.18%	(25.42)%	29.11%	43.98%

Net assets, end of period (in 000’s)	$39,786		$37,723	$35,059	$33,996	$63,591	$36,688

Ratio of net expenses to average net assets	1.03	%(c)	1.04%	1.06%	1.11%	1.12%	1.14%

Ratio of total expenses to average net assets	1.28	%(c)	1.33%	1.36%	1.29%	1.30%	1.35%

Ratio of net investment loss to average net assets	(0.47	)%(c)	(0.41)%	(0.34)%	(0.63)%	(0.60)%	(0.35)%

Portfolio turnover rate(d)	21%		39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.02		$11.73	$10.67	$18.96	$19.89	$18.27

Net investment loss(a)	(0.09)		(0.15)	(0.11)	(0.21)	(0.24)	(0.21)

Net realized and unrealized gain (loss)	1.54		2.94	2.15	(3.55)	4.62	6.51

Total from investment operations	1.45		2.79	2.04	(3.76)	4.38	6.30

Distributions to shareholders from net realized gains	(0.91)		(0.50)	(0.98)	(4.53)	(5.31)	(4.68)

Total distributions	(0.91)		(0.50)	(0.98)	(4.53)	(5.31)	(4.68)

Net asset value, end of period	$14.56		$14.02	$11.73	$10.67	$18.96	$19.89

Total Return(b)	10.09%		24.56%	21.30%	(25.97)%	28.22%	42.88%

Net assets, end of period (in 000’s)	$3,455		$3,201	$2,353	$2,153	$3,901	$4,522

Ratio of net expenses to average net assets	1.78	%(c)	1.79%	1.81%	1.86%	1.87%	1.89%

Ratio of total expenses to average net assets	2.03	%(c)	2.07%	2.11%	2.04%	2.05%	2.11%

Ratio of net investment loss to average net assets	(1.22	)%(c)	(1.16)%	(1.09)%	(1.37)%	(1.34)%	(1.25)%

Portfolio turnover rate(d)	21%		39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.86		$10.69	$9.72	$14.50	$12.88	$10.39

Net investment income (loss)(a)	(0.01)		(0.01)	– (b)	(0.03)	(0.03)	0.01

Net realized and unrealized gain (loss)	1.42		2.68	1.95	(3.24)	3.42	4.07

Total from investment operations	1.41		2.67	1.95	(3.27)	3.39	4.08

Distributions to shareholders from net investment income	–		–	–	–	– (b)	(0.03)

Distributions to shareholders from net realized gains	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.59)

Net asset value, end of period	$13.36		$12.86	$10.69	$9.72	$14.50	$12.88

Total Return(c)	10.71%		25.86%	22.54%	(25.16)%	29.65%	44.36%

Net assets, end of period (in 000’s)	$47,562		$50,267	$40,849	$39,300	$62,894	$60,474

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.76%	0.75%	0.75%	0.76%

Ratio of total expenses to average net assets	0.92	%(d)	0.96%	1.00%	0.92%	0.93%	0.98%

Ratio of net investment income (loss) to average net assets	(0.20	)%(d)	(0.13)%	(0.03)%	(0.25)%	(0.23)%	0.10%

Portfolio turnover rate(e)	21%		39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Service Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.77		$8.27	$7.78	$11.97	$10.97	$9.08

Net investment loss(a)	(0.04)		(0.06)	(0.04)	(0.07)	(0.08)	(0.04)

Net realized and unrealized gain (loss)	1.09		2.06	(1.51)	(2.61)	2.85	3.49

Total from investment operations	1.05		2.00	1.47	(2.68)	2.77	3.45

Distributions to shareholders from net realized gains	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Net asset value, end of period	$9.91		$9.77	$8.27	$7.78	$11.97	$10.97

Total Return(b)	10.40%		25.31%	21.93%	(25.59)%	29.09%	43.67%

Net assets, end of period (in 000’s)	$1,158		$1,061	$990	$536	$623	$505

Ratio of net expenses to average net assets	1.25	%(c)	1.26%	1.26%	1.25%	1.25%	1.26%

Ratio of total expenses to average net assets	1.42	%(c)	1.46%	1.49%	1.42%	1.43%	1.53%

Ratio of net investment loss to average net assets	(0.69	)%(c)	(0.64)%	(0.53)%	(0.75)%	(0.72)%	(0.47)%

Portfolio turnover rate(d)	21%		39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.74		$10.60	$9.65	$14.41	$12.83	$10.34

Net investment loss(a)	(0.02)		(0.02)	(0.01)	(0.04)	(0.04)	(0.01)

Net realized and unrealized gain (loss)	1.40		2.66	1.94	(3.21)	3.39	4.07

Total from investment operations	1.38		2.64	1.93	(3.25)	3.35	4.06

Distributions to shareholders from net investment income	–		–	–	–	–	(0.01)

Distributions to shareholders from net realized gains	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.57)

Net asset value, end of period	$13.21		$12.74	$10.60	$9.65	$14.41	$12.83

Total Return(b)	10.57%		25.80%	22.50%	(25.18)%	29.42%	44.28%

Net assets, end of period (in 000’s)	$19,532		$19,961	$5,364	$3,304	$3,232	$2,758

Ratio of net expenses to average net assets	0.78	%(c)	0.78%	0.81%	0.86%	0.87%	0.89%

Ratio of total expenses to average net assets	1.03	%(c)	1.07%	1.10%	1.04%	1.05%	1.06%

Ratio of net investment loss to average net assets	(0.23	)%(c)	(0.15)%	(0.07)%	(0.34)%	(0.35)%	(0.09)%

Portfolio turnover rate(d)	21%		39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.83		$10.66	$9.70	$14.46	$12.86	$10.37

Net investment income (loss)(a)	(0.01)		(0.01)	– (b)	(0.02)	(0.03)	0.01

Net realized and unrealized gain (loss)	1.41		2.68	1.94	(3.23)	3.40	4.07

Total from investment operations	1.40		2.67	1.94	(3.25)	3.37	4.08

Distributions to shareholders from net investment income	–		–	–	–	– (b)	(0.03)

Distributions to shareholders from net realized gains	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.59)

Net asset value, end of period	$13.32		$12.83	$10.66	$9.70	$14.46	$12.86

Total Return(c)	10.65%		25.94%	22.48%	(25.09)%	29.57%	44.49%

Net assets, end of period (in 000’s)	$6,016		$5,426	$4,197	$3,846	$789	$509

Ratio of net expenses to average net assets	0.74	%(d)	0.74%	0.75%	0.74%	0.74%	0.75%

Ratio of total expenses to average net assets	0.91	%(d)	0.95%	0.99%	0.92%	0.92%	0.99%

Ratio of net investment income (loss) to average net assets	(0.18	)%(d)	(0.12)%	(0.03)%	(0.18)%	(0.22)%	0.10%

Portfolio turnover rate(e)	21%		39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.28		$7.89	$7.47	$11.55	$10.67	$8.88

Net investment loss(a)	(0.03)		(0.06)	(0.04)	(0.08)	(0.09)	(0.06)

Net realized and unrealized gain (loss)	1.02		1.95	1.44	(2.49)	2.74	3.41

Total from investment operations	0.99		1.89	1.40	(2.57)	2.65	3.35

Distributions to shareholders from net realized gains	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Net asset value, end of period	$9.36		$9.28	$7.89	$7.47	$11.55	$10.67

Total Return(b)	10.29%		25.13%	21.92%	(25.57)%	28.74%	43.52%

Net assets, end of period (in 000’s)	$1,478		$1,334	$205	$170	$213	$66

Ratio of net expenses to average net assets	1.28	%(c)	1.29%	1.31%	1.36%	1.37%	1.40%

Ratio of total expenses to average net assets	1.53	%(c)	1.58%	1.61%	1.54%	1.55%	1.75%

Ratio of net investment loss to average net assets	(0.72	)%(c)	(0.69)%	(0.59)%	(0.85)%	(0.85)%	(0.66)%

Portfolio turnover rate(d)	21%		39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.79		$10.64	$9.68	$14.44	$12.84	$10.35

Net investment income (loss)(a)	(0.01)		(0.01)	– (b)	(0.03)	(0.03)	0.01

Net realized and unrealized gain (loss)	1.41		2.66	1.94	(3.22)	3.40	4.07

Total from investment operations	1.40		2.65	1.94	(3.25)	3.37	4.08

Distributions to shareholders from net investment income	–		–	–	–	– (b)	(0.03)

Distributions to shareholders from net realized gains	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.56)

Total distributions	(0.91)		(0.50)	(0.98)	(1.51)	(1.77)	(1.59)

Net asset value, end of period	$13.28		$12.79	$10.64	$9.68	$14.44	$12.84

Total Return(c)	10.68%		25.79%	22.53%	(25.12)%	29.61%	44.56%

Net assets, end of period (in 000’s)	$74,433		$68,320	$59,587	$60,603	$90,823	$78,539

Ratio of net expenses to average net assets	0.74	%(d)	0.74%	0.75%	0.74%	0.74%	0.75%

Ratio of total expenses to average net assets	0.91	%(d)	0.95%	0.99%	0.91%	0.92%	0.98%

Ratio of net investment income (loss) to average net assets	(0.18	)%(d)	(0.12)%	(0.02)%	(0.24)%	(0.22)%	0.12%

Portfolio turnover rate(e)	21%		39%	33%	24%	31%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$26.17		$20.21	$20.84	$35.07	$29.76	$23.17

Net investment loss(a)	(0.08)		(0.11)	(0.09)	(0.18)	(0.22)	(0.13)

Net realized and unrealized gain (loss)	3.09		6.07	3.45	(8.75)	8.18	10.43

Total from investment operations	3.01		5.96	3.36	(8.93)	7.96	10.30

Distributions to shareholders from net realized gains	(1.23)		–	(3.99)	(5.30)	(2.65)	(3.71)

Total distributions	(1.23)		–	–	–	–	–

Net asset value, end of period	$27.95		$26.17	$20.21	$20.84	$35.07	$29.76

Total Return(b)	11.35%		29.49%	22.04%	(29.60)%	29.05%	51.05%

Net assets, end of period (in 000’s)	$427,514		$392,777	$348,621	$324,628	$503,553	$429,267

Ratio of net expenses to average net assets	1.17	%(c)	1.16%	1.22%	1.25%	1.26%	1.28%

Ratio of total expenses to average net assets	1.39	%(c)	1.39%	1.42%	1.41%	1.41%	1.46%

Ratio of net investment loss to average net assets	(0.58	)%(c)	(0.49)%	(0.50)%	(0.67)%	(0.72)%	(0.55)%

Portfolio turnover rate(d)	30%		37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$13.96		$10.86	$13.26	$24.46	$21.68	$17.94

Net investment loss(a)	(0.10)		(0.15)	(0.12)	(0.25)	(0.31)	(0.23)

Net realized and unrealized gain (loss)	1.67		3.25	1.71	(5.65)	5.74	7.68

Total from investment operations	1.57		3.10	1.59	(5.90)	5.43	7.45

Distributions to shareholders from net realized gains	(1.23)		–	(3.99)	(5.30)	(2.65)	(3.71)

Total distributions	(1.23)		–	–	–	–	–

Net asset value, end of period	$14.30		$13.96	$10.86	$13.26	$24.46	$21.68

Total Return(b)	10.94%		28.55%	21.09%	(30.13)%	28.13%	49.93%

Net assets, end of period (in 000’s)	$13,631		$18,667	$17,229	$16,950	$27,866	$30,011

Ratio of net expenses to average net assets	1.92	%(c)	1.91%	1.97%	2.00%	2.01%	2.03%

Ratio of total expenses to average net assets	2.14	%(c)	2.14%	2.17%	2.16%	2.16%	2.21%

Ratio of net investment loss to average net assets	(1.33	)%(c)	(1.24)%	(1.25)%	(1.43)%	(1.47)%	(1.31)%

Portfolio turnover rate(d)	30%		37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$33.53		$25.82	$25.38	$41.40	$34.57	$26.28

Net investment loss(a)	(0.05)		(0.06)	(0.05)	(0.13)	(0.16)	(0.07)

Net realized and unrealized gain (loss)	3.93		7.77	4.48	(10.59)	9.64	12.07

Total from investment operations	3.88		7.71	4.43	(10.72)	9.48	12.00

Distributions to shareholders from net realized gains	(1.23)		–	(3.99)	(5.30)	(2.65)	(3.71)

Total distributions	(1.23)		–	–	–	–	–

Net asset value, end of period	$36.18		$33.53	$25.82	$25.38	$41.40	$34.57

Total Return(b)	11.45%		29.86%	22.37%	(29.38)%	29.42%	51.49%

Net assets, end of period (in 000’s)	$139,617		$129,278	$91,673	$97,095	$190,705	$157,267

Ratio of net expenses to average net assets	0.89	%(c)	0.88%	0.93%	0.97%	0.98%	0.99%

Ratio of total expenses to average net assets	1.03	%(c)	1.03%	1.06%	1.04%	1.04%	1.08%

Ratio of net investment loss to average net assets	(0.30	)%(c)	(0.21)%	(0.22)%	(0.40)%	(0.44)%	(0.27)%

Portfolio turnover rate(d)	30%		37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities Fund

	Service Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$24.48		$18.94	$19.84	$33.72	$28.77	$22.56

Net investment loss(a)	(0.10)		(0.16)	(0.12)	(0.25)	(0.27)	(0.17)

Net realized and unrealized gain (loss)	2.88		5.70	3.21	(8.33)	7.87	10.09

Total from investment operations	2.78		5.54	3.09	(8.58)	7.60	9.92

Distributions to shareholders from net realized gains	(1.23)		–	(3.99)	(5.30)	(2.65)	(3.71)

Total distributions	(1.23)		–	–	–	–	–

Net asset value, end of period	$26.03		$24.48	$18.94	$19.84	$33.72	$28.77

Total Return(b)	11.19%		29.25%	21.76%	(29.76)%	28.78%	50.71%

Net assets, end of period (in 000’s)	$11,534		$11,040	$8,899	$8,259	$38,670	$41,024

Ratio of net expenses to average net assets	1.39	%(c)	1.38%	1.43%	1.47%	1.48%	1.49%

Ratio of total expenses to average net assets	1.53	%(c)	1.53%	1.56%	1.54%	1.54%	1.58%

Ratio of net investment loss to average net assets	(0.80	)%(c)	(0.71)%	(0.71)%	(0.93)%	(0.94)%	(0.77)%

Portfolio turnover rate(d)	30%		37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$32.35		$24.91	$24.65	$40.39	$33.79	$25.78

Net investment loss(a)	(0.06)		(0.07)	(0.05)	(0.13)	(0.16)	(0.08)

Net realized and unrealized gain (loss)	3.80		7.51	4.30	(10.31)	9.41	11.80

Total from investment operations	3.74		7.44	4.25	(10.44)	9.25	11.72

Distributions to shareholders from net realized gains	(1.23)		–	(3.99)	(5.30)	(2.65)	(3.71)

Total distributions	(1.23)		–	–	–	–	–

Net asset value, end of period	$34.86		$32.35	$24.91	$24.65	$40.39	$33.79

Total Return(b)	11.44%		29.87%	22.29%	(29.42)%	29.42%	51.40%

Net assets, end of period (in 000’s)	$28,123		$30,382	$23,450	$26,044	$41,403	$48,387

Ratio of net expenses to average net assets	0.92	%(c)	0.91%	0.97%	1.00%	1.01%	1.02%

Ratio of total expenses to average net assets	1.14	%(c)	1.14%	1.17%	1.16%	1.16%	1.21%

Ratio of net investment loss to average net assets	(0.33	)%(c)	(0.23)%	(0.25)%	(0.42)%	(0.47)%	(0.31)%

Portfolio turnover rate(d)	30%		37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$33.57		$25.85	$25.40	$41.43	$34.59	$26.29

Net investment loss(a)	(0.05)		(0.06)	(0.05)	(0.06)	(0.15)	(0.08)

Net realized and unrealized gain (loss)	3.95		7.78	4.49	(10.67)	9.64	12.09

Total from investment operations	3.90		7.72	4.44	(10.73)	9.49	12.01

Distributions to shareholders from net realized gains	(1.23)		–	(3.99)	(5.30)	(2.65)	(3.71)

Total distributions	(1.23)		–	–	–	–	–

Net asset value, end of period	$36.24		$33.57	$25.85	$25.40	$41.43	$34.59

Total Return(b)	11.50%		29.86%	22.38%	(29.38)%	29.44%	51.51%

Net assets, end of period (in 000’s)	$93,901		$84,793	$63,365	$50,264	$3,134	$1,330

Ratio of net expenses to average net assets	0.88	%(c)	0.87%	0.92%	0.94%	0.97%	0.97%

Ratio of total expenses to average net assets	1.02	%(c)	1.02%	1.05%	1.04%	1.03%	1.06%

Ratio of net investment loss to average net assets	(0.29	)%(c)	(0.20)%	(0.20)%	(0.23)%	(0.43)%	(0.28)%

Portfolio turnover rate(d)	30%		37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Technology Opportunities Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$33.57		$25.84	$25.40	$41.43	$34.59	$26.29

Net investment loss(a)	(0.05)		(0.06)	(0.05)	(0.12)	(0.15)	(0.07)

Net realized and unrealized gain (loss)	3.94		7.79	4.48	(10.61)	9.64	12.08

Total from investment operations	3.89		7.73	4.43	(10.73)	9.49	12.01

Distributions to shareholders from net realized gains	(1.23)		–	(3.99)	(5.30)	(2.65)	(3.71)

Total distributions	(1.23)		–	–	–	–	–

Net asset value, end of period	$36.23		$33.57	$25.84	$25.40	$41.43	$34.59

Total Return(b)	11.47%		29.91%	22.35%	(29.38)%	29.44%	51.51%

Net assets, end of period (in 000’s)	$139,655		$117,991	$73,429	$95,207	$145,094	$63,555

Ratio of net expenses to average net assets	0.88	%(c)	0.87%	0.92%	0.95%	0.97%	0.98%

Ratio of total expenses to average net assets	1.02	%(c)	1.02%	1.05%	1.03%	1.03%	1.07%

Ratio of net investment loss to average net assets	(0.29	)%(c)	(0.20)%	(0.20)%	(0.38)%	(0.43)%	(0.25)%

Portfolio turnover rate(d)	30%		37%	36%	51%	41%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.37		$17.55	$15.13	$18.89	$15.63	$13.59

Net investment income(a)	0.03		0.10	0.08	0.05	0.04	0.09

Net realized and unrealized gain (loss)	1.16		3.80	2.40	(3.46)	4.91	2.56

Total from investment operations	1.19		3.90	2.48	(3.41)	4.95	2.65

Distributions to shareholders from net investment income	(0.10)		(0.08)	(0.06)	–	(0.07)	(0.15)

Distributions to shareholders from net realized gains	–		–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.10)		(0.08)	(0.06)	(0.35)	(1.69)	(0.61)

Net asset value, end of period	$22.46		$21.37	$17.55	$15.13	$18.89	$15.63

Total Return(b)	5.55%		22.32%	16.46%	(18.42)%	34.66%	19.93%

Net assets, end of period (in 000’s)	$9,584		$9,102	$7,855	$6,597	$7,354	$5,448

Ratio of net expenses to average net assets	1.03	%(c)	1.03%	1.04%	1.03%	1.01%	1.05%

Ratio of total expenses to average net assets	1.94	%(c)	2.10%	2.25%	2.23%	3.73%	3.30%

Ratio of net investment income to average net assets	0.24	%(c)	0.52%	0.51%	0.31%	0.26%	0.64%

Portfolio turnover rate(d)	21%		47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$19.73		$16.25	$14.06	$17.71	$14.79	$12.91

Net investment loss(a)	(0.05)		(0.04)	(0.04)	(0.08)	(0.08)	(0.01)

Net realized and unrealized gain (loss)	1.07		3.52	2.23	(3.22)	4.62	2.41

Total from investment operations	1.02		3.48	2.19	(3.30)	4.54	2.40

Distributions to shareholders from net investment income	–		–	–	–	–	(0.06)

Distributions to shareholders from net realized gains	–		–	–	(0.35)	(1.62)	(0.46)

Total distributions	–		–	–	(0.35)	(1.62)	(0.52)

Net asset value, end of period	$20.75		$19.73	$16.25	$14.06	$17.71	$14.79

Total Return(b)	5.17%		21.42%	15.58%	(19.04)%	33.65%	18.97%

Net assets, end of period (in 000’s)	$756		$778	$1,007	$1,402	$2,430	$1,985

Ratio of net expenses to average net assets	1.78	%(c)	1.78%	1.79%	1.78%	1.76%	1.80%

Ratio of total expenses to average net assets	2.69	%(c)	2.90%	3.03%	2.94%	4.46%	4.07%

Ratio of net investment loss to average net assets	(0.50	)%(c)	(0.24)%	(0.24)%	(0.47)%	(0.49)%	(0.11)%

Portfolio turnover rate(d)	21%		47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.70		$17.81	$15.35	$19.13	$15.80	$13.73

Net investment income(a)	0.07		0.17	0.14	0.14	0.10	0.14

Net realized and unrealized gain (loss)	1.18		3.86	2.43	(3.53)	4.97	2.58

Total from investment operations	1.25		4.03	2.57	(3.39)	5.07	2.72

Distributions to shareholders from net investment income	(0.17)		(0.14)	(0.11)	(0.04)	(0.12)	(0.19)

Distributions to shareholders from net realized gains	–		–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.17)		(0.14)	(0.11)	(0.39)	(1.74)	(0.65)

Net asset value, end of period	$22.78		$21.70	$17.81	$15.35	$19.13	$15.80

Total Return(b)	5.75%		22.79%	16.87%	(18.13)%	35.11%	20.29%

Net assets, end of period (in 000’s)	$2,039		$2,123	$1,770	$1,425	$1,921	$1,009

Ratio of net expenses to average net assets	0.67	%(c)	0.67%	0.68%	0.67%	0.67%	0.70%

Ratio of total expenses to average net assets	1.58	%(c)	1.74%	1.88%	1.51%	3.39%	2.99%

Ratio of net investment income to average net assets	0.60	%(c)	0.88%	0.88%	0.74%	0.60%	0.99%

Portfolio turnover rate(d)	21%		47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.72		$17.83	$15.35	$19.14	$15.81	$13.72

Net investment income(a)	0.06		0.15	0.12	0.10	0.09	0.11

Net realized and unrealized gain (loss)	1.18		3.86	2.44	(3.51)	4.96	2.60

Total from investment operations	1.24		4.01	2.56	(3.41)	5.05	2.71

Distributions to shareholders from net investment income	(0.15)		(0.12)	(0.08)	(0.03)	(0.10)	(0.16)

Distributions to shareholders from net realized gains	–		–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.15)		(0.12)	(0.08)	(0.38)	(1.72)	(0.62)

Net asset value, end of period	$22.81		$21.72	$17.83	$15.35	$19.14	$15.81

Total Return(b)	5.67%		22.63%	16.76%	(18.22)%	34.99%	20.23%

Net assets, end of period (in 000’s)	$700		$657	$673	$1,175	$878	$344

Ratio of net expenses to average net assets	0.78	%(c)	0.78%	0.79%	0.78%	0.76%	0.85%

Ratio of total expenses to average net assets	1.69	%(c)	1.85%	2.05%	1.96%	3.79%	3.75%

Ratio of net investment income to average net assets	0.49	%(c)	0.78%	0.77%	0.57%	0.52%	0.76%

Portfolio turnover rate(d)	21%		47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.71		$17.82	$15.36	$19.14	$15.81	$13.73

Net investment income(a)	0.07		0.17	0.15	0.12	0.10	0.13

Net realized and unrealized gain (loss)	1.18		3.87	2.43	(3.51)	4.96	2.60

Total from investment operations	1.25		4.04	2.58	(3.39)	5.06	2.73

Distributions to shareholders from net investment income	(0.17)		(0.15)	(0.12)	(0.04)	(0.11)	(0.19)

Distributions to shareholders from net realized gains	–		–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.17)		(0.15)	(0.12)	(0.39)	(1.73)	(0.65)

Net asset value, end of period	$22.79		$21.71	$17.82	$15.36	$19.14	$15.81

Total Return(b)	5.76%		22.79%	16.90%	(18.13)%	35.09%	20.37%

Net assets, end of period (in 000’s)	$1,639		$1,628	$1,293	$1,173	$1,199	$1,325

Ratio of net expenses to average net assets	0.66	%(c)	0.66%	0.67%	0.66%	0.66%	0.71%

Ratio of total expenses to average net assets	1.57	%(c)	1.73%	1.88%	1.85%	3.30%	3.84%

Ratio of net investment income to average net assets	0.61	%(c)	0.89%	0.89%	0.68%	0.60%	0.96%

Portfolio turnover rate(d)	21%		47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.48		$17.62	$15.19	$19.01	$15.72	$13.67

Net investment income(a)	–	(b)	0.05	0.04	0.01	0.03	0.05

Net realized and unrealized gain (loss)	1.17		3.83	2.41	(3.48)	4.92	2.57

Total from investment operations	1.17		3.88	2.45	(3.47)	4.95	2.62

Distributions to shareholders from net investment income	(0.05)		(0.02)	(0.02)	–	(0.04)	(0.11)

Distributions to shareholders from net realized gains	–		–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.05)		(0.02)	(0.02)	(0.35)	(1.66)	(0.57)

Net asset value, end of period	$22.60		$21.48	$17.62	$15.19	$19.01	$15.72

Total Return(c)	5.44%		22.01%	16.17%	(18.62)%	34.35%	19.56%

Net assets, end of period (in 000’s)	$425		$395	$298	$408	$482	$23

Ratio of net expenses to average net assets	1.28	%(d)	1.28%	1.29%	1.28%	1.26%	1.30%

Ratio of total expenses to average net assets	2.19	%(d)	2.34%	2.51%	2.48%	5.23%	3.68%

Ratio of net investment income (loss) to average net assets	(0.01	)%(d)	0.27%	0.28%	0.06%	0.15%	0.39%

Portfolio turnover rate(e)	21%		47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity ESG Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.70		$17.81	$15.35	$19.13	$15.80	$13.73

Net investment income(a)	0.07		0.17	0.15	0.12	0.11	0.14

Net realized and unrealized gain (loss)	1.18		3.87	2.43	(3.51)	4.95	2.58

Total from investment operations	1.25		4.04	2.58	(3.39)	5.06	2.72

Distributions to shareholders from net investment income	(0.17)		(0.15)	(0.12)	(0.04)	(0.11)	(0.19)

Distributions to shareholders from net realized gains	–		–	–	(0.35)	(1.62)	(0.46)

Total distributions	(0.17)		(0.15)	(0.12)	(0.39)	(1.73)	(0.65)

Net asset value, end of period	$22.78		$21.70	$17.81	$15.35	$19.13	$15.80

Total Return(b)	5.76%		22.80%	16.93%	(18.14)%	35.11%	20.30%

Net assets, end of period (in 000’s)	$14,998		$13,755	$10,938	$6,141	$2,963	$830

Ratio of net expenses to average net assets	0.66	%(c)	0.66%	0.67%	0.66%	0.66%	0.71%

Ratio of total expenses to average net assets	1.57	%(c)	1.72%	1.85%	1.85%	3.70%	3.98%

Ratio of net investment income to average net assets	0.61	%(c)	0.89%	0.89%	0.72%	0.63%	0.98%

Portfolio turnover rate(d)	21%		47%	34%	114%	31%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Enhanced Core Equity Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Large Cap Core Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Mid Cap Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Growth Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Small/Mid Cap Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Strategic Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-diversified

Goldman Sachs Technology Opportunities Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs U.S. Equity ESG Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ and underlying funds’ (“Underlying Funds”) valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may

88

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

89

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2025:

90

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Enhanced Core Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$8,056,117	$—	$—

North America	403,608,389	—	—

Exchange-Traded Fund	2,351,170	—	—

Investment Company	8,249,341	—	—

Total	$422,265,017	$—	$—

Large Cap Core Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$19,966,487	$—	$—

North America	1,305,894,403	—	—

Investment Company	9,202,756	—	—

Total	$1,335,063,646	$—	$—

Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$15,070,207	$—	$—

North America	891,873,828	—	—

Investment Company	22,439,995	—	—

Total	$929,384,030	$—	$—

Small Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$5,852,509	$—	$—

North America	292,508,016	—	—

Investment Company	5,878,675	—	—

Securities Lending Reinvestment Vehicle	5,058,299	—	—

Total	$309,297,499	$—	$—

Small/Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$16,005,429	$—	$—

Europe	51,255,108	—	—

North America	1,545,927,792	—	—

Investment Company	20,645,982	—	—

Total	$1,633,834,311	$—	$—

91

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Strategic Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$3,601,967	$—	$—

North America	187,468,344	—	—

Investment Company	1,805,530	—	—

Total	$192,875,841	$—	$—

Technology Opportunities Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$12,338,323	$—	$—

Europe	19,508,682	—	—

North America	795,391,419	—	—

South America	15,258,367	—	—

Investment Company	10,669,787	—	—

Total	$853,166,578	$—	$—

U.S. Equity ESG Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$706,409	$—	$—

North America	29,082,343	—	—

Investment Company	254,338	—	—

Total	$30,043,090	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 28, 2025, contractual and effective net management fees with GSAM were at the following rates:

92

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Enhanced Core Equity Fund	0.55%	0.50%	0.47%	0.46%	0.45%	0.55%	0.52%*

Large Cap Core Fund	0.71	0.64	0.61	0.61	0.61	0.69	0.66*

Mid Cap Growth Fund	0.92	0.92	0.83	0.79	0.77	0.92	0.81*

Small Cap Growth Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.85

Small/Mid Cap Growth Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.85

Strategic Growth Fund	0.71	0.64	0.61	0.59	0.58	0.71	0.71

Technology Opportunities Fund	0.94	0.85	0.80	0.79	0.77	0.94	0.85*

U.S. Equity ESG Fund	0.55	0.50	0.47	0.46	0.45	0.55	0.55

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.52% as an annual percentage of the Enhanced Core Equity Fund, 0.66% as an annual percentage of the Large Cap Core Fund, 0.81% as an annual percentage rate of the Mid Cap Growth Fund and 0.85% as an annual percentage rate of the Technology Opportunities Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2025.

The Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the six months ended February 28, 2025 the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Enhanced Core Equity Fund	$3,212

Large Cap Core Fund	3,622

Mid Cap Growth Fund	12,106

Small Cap Growth Fund	2,886

Small/Mid Cap Growth Fund	14,271

Strategic Growth Fund	1,127

Technology Opportunities Fund	7,251

U.S. Equity ESG Fund	106

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution

93

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

Enhanced Core Equity Fund	$ 20,563	$ —

Large Cap Core Fund	10,292	265

Mid Cap Growth Fund	2,034	415

Small Cap Growth Fund	1,359	—

Small/Mid Cap Growth Fund	9,690	—

Strategic Growth Fund	1,511	—

Technology Opportunities Fund	4,108	247

U.S. Equity ESG Fund	474	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended February 28, 2025 the transfer agency fee waivers were as follows:

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	–%	0.06%	0.06%	0.05%	0.04%

*	These arrangements will remain in effect through at least December 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.

	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)*	0.08%	0.08%	–%

*	These arrangements will remain in effect through at least December 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Enhanced Core Equity, Large Cap Core, Mid Cap Growth, Small Cap Growth, Small/ Mid Cap Growth, Strategic Growth, Technology Opportunities, and U.S. Equity ESG Funds are 0.004%, 0.004%, 0.004%, 0.024%, 0.044%, 0.004%, 0.004%, and 0.084%, respectively. These Other Expense limitations will remain in place through at least December 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Core Equity Fund	$ 64,357	$ –	$ 222,945	$ 287,302

Large Cap Core Fund	215,224	313,674	272,529	801,427

Mid Cap Growth Fund	536,297	113,643	217,671	867,611

Small Cap Growth Fund	2,886	26,576	139,331	168,793

Small/Mid Cap Growth Fund	14,271	117,736	—	132,007

Strategic Growth Fund	1,127	26,368	167,433	194,928

Technology Opportunities Fund	388,816	188,937	204,033	781,786

U.S. Equity ESG Fund	106	–	134,577	134,683

G. Line of Credit Facility — As of February 28, 2025, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized.

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2025, the Funds did not have any borrowings under the facility.

H. Other Transactions with Affiliates — For the six months ended February 28, 2025, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Goldman Sachs Large Cap Core Fund	Goldman Sachs Mid Cap Growth Fund

Brokerage commissions paid	$544	$35,029

	Goldman Sachs Small/Mid Cap Growth Fund	Goldman Sachs Technology Opportunities Fund	Goldman Sachs U.S. Equity ESG Fund

Brokerage commissions paid	$11,597	$3,465	$40

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund —Institutional Shares for the six months ended February 28, 2025.

Enhanced Core Equity Fund
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ 2,148,994	$68,812,811	$(62,712,464)	$8,249,341	8,249,341	$87,477

Large Cap Core Fund
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	11,242,350	42,864,682	(44,904,276)	9,202,756	9,202,756	103,312

Mid Cap Growth Fund
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	18,331,907	131,674,580	(127,566,492)	22,439,995	22,439,995	340,794

Small Cap Growth Fund
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,877,227	85,045,111	(81,043,663)	5,878,675	5,878,675	87,470

Small/Mid Cap Growth Fund
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	15,677,804	271,470,471	(266,502,293)	20,645,982	20,645,982	403,939

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Strategic Growth Fund
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ 723,465	$20,892,961	$(19,810,896)	$1,805,530	1,805,530	$31,811

Technology Opportunities Fund
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	5,964,907	115,454,383	(110,749,503)	10,669,787	10,669,787	208,905

U.S. Equity ESG Fund
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	100,881	1,512,195	(1,358,738)	254,338	254,338	2,981

As of February 28, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class C	Class R

Small Cap Growth Fund	11%	–%

U.S. Equity ESG Fund	–	9

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 28, 2025, were as follows:

Fund	Purchases	Sales

Enhanced Core Equity Fund	$214,392,621	$160,061,508

Large Cap Core Fund	371,220,620	426,843,310

Mid Cap Growth Fund	333,489,795	403,805,541

Small Cap Growth Fund	252,619,409	72,683,965

Small/Mid Cap Growth Fund	825,345,688	945,806,817

Strategic Growth Fund	41,095,938	56,147,070

Technology Opportunities Fund	250,825,273	279,186,492

U.S. Equity ESG Fund	6,186,765	6,226,149

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2025.

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025

Large Cap Core Fund	$—	$1,002,308	$(1,002,308)	$—

Small Cap Growth Fund	2,073,871	24,436,679	(21,452,251)	5,058,299

Small/Mid Cap Growth Fund	2,789,778	56,565,835	(59,355,613)	—

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

7. TAX INFORMATION

As of the funds most current year end, August 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Capital loss carryforwards:

Perpetual Short-Term	$—	$—	$—	$(2,355,978)	$(22,925,446)

Timing differences — (Qualified late Year Loss Deferral and Post October Losses)	(484)	(3,519)	(2,204,376)	(1,676,936)	(6,200,923)

			Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund

Capital loss carryforwards:

Perpetual Short-Term			$—	$—	$(221,627)

Timing differences — (Qualified Late Year Loss Deferral and Post October Losses)			(232,463)	(1,887,949)	—

As of February 28, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Core Equity Fund	Large Cap Core Fund	Mid Cap Growth Fund	Small Cap Growth Fund

Tax Cost	$308,268,406	$768,722,771	$752,958,128	$303,633,558

Gross unrealized gain	120,657,925	584,676,083	212,132,551	24,682,950

Gross unrealized loss	(6,661,314)	(18,335,208)	(35,706,649)	(19,019,009)

Net unrealized gain (loss)	$113,996,611	$566,340,875	$176,425,902	$5,663,941

	Small/Mid Cap Growth Fund	Strategic Growth Fund	Technology Opportunities Fund	U.S. Equity ESG Fund

Tax Cost	$1,399,489,617	$80,001,979	$498,408,798	$20,683,671

Gross unrealized gain	314,270,295	114,744,218	369,391,550	10,077,165

Gross unrealized loss	(79,925,601)	(1,870,356)	(14,633,770)	(717,746)

Net unrealized gain (loss)	$234,344,694	$112,873,862	$354,757,780	$9,359,419

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Issuer Concentration Risk — Under normal circumstances, the U.S. Equity ESG Fund intends to invest in up to approximately 50 companies. As a result of the relatively small number of issuers in which the Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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8. OTHER RISKS (continued)

Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the fund’s financial statements.

11. SUBSEQUENT EVENTS

At a meeting held on February 11-12, 2025, the Board of Trustees of Goldman Sachs Trust (the “Board”) approved an Agreement and Plan of Reorganization (the “Plan”) which contemplates the reorganization of the Goldman Sachs U.S. Equity ESG Fund (the “Acquired Fund”) with and into the Goldman Sachs Enhanced Core Equity Fund (the “Surviving Fund”). After careful consideration, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in under the 1940 Act, unanimously approved the Plan and concluded that: (i) the reorganization is in the best interests of each Fund; and (ii) the

101

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

11. SUBSEQUENT EVENTS (continued)

interests of the shareholders of each Fund will not be diluted as a result of the reorganization. The reorganization is expected to close on or about April 25, 2025, or on such other date as the parties to the reorganization shall agree (“Closing Date”). On the Closing Date, shareholders of each class of shares of the Acquired Fund will receive the corresponding class of the Surviving Fund. The reorganization is intended to qualify as a tax-free reorganization for Federal income tax purposes. Subsequent events other than the above have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Core Equity Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	284,771	$5,837,920	433,517	$7,596,439

Proceeds received in connection with merger	—	—	566,122	7,267,116

Reinvestment of distributions	17,140	357,169	7,960	131,977

Shares redeemed	(123,256)	(2,521,196)	(794,116)	(13,271,542)

	178,655	3,673,893	213,483	1,723,990

Class C Shares

Shares sold	21,655	355,635	90,259	1,216,401

Proceeds received in connection with merger	—	—	56,689	588,618

Reinvestment of distributions	1,845	30,835	1,436	19,266

Shares redeemed	(59,378)	(963,915)	(40,882)	(578,395)

	(35,878)	(577,445)	107,502	1,245,890

Institutional Shares

Shares sold	2,772,810	61,667,569	1,715,477	32,861,953

Proceeds received in connection with merger	—	—	644,089	9,159,047

Reinvestment of distributions	53,935	1,247,837	12,285	226,373

Shares redeemed	(621,832)	(14,137,728)	(953,914)	(18,947,960)

	2,204,913	48,777,678	1,417,937	23,299,413

Investor Shares

Shares sold	737,860	16,162,628	1,152,688	21,216,633

Proceeds received in connection with merger	—	—	404,491	5,607,685

Reinvestment of distributions	18,790	423,621	7,468	134,118

Shares redeemed	(476,740)	(10,609,241)	(868,486)	(17,252,187)

	279,910	5,977,008	696,161	9,706,249

Class R6 Shares

Shares sold	209,918	4,748,604	938,317	17,926,035

Proceeds received in connection with merger	—	—	109,754	1,556,805

Reinvestment of distributions	13,994	323,020	7,728	141,950

Shares redeemed	(246,550)	(5,577,387)	(315,915)	(6,283,569)

	(22,638)	(505,763)	739,884	13,341,221

Class R Shares

Shares sold	2,177	41,737	20,181	320,593

Reinvestment of distributions	285	5,563	109	1,705

Shares redeemed	(1,776)	(33,749)	(396)	(5,862)

	686	13,551	19,894	316,436

Class P Shares

Shares sold	788,993	18,000,988	2,293,560	42,648,200

Proceeds received in connection with merger	—	—	7,196,373	102,179,469

Reinvestment of distributions	128,164	2,961,376	32,711	601,291

Shares redeemed	(484,540)	(10,943,513)	(882,766)	(18,183,675)

	432,617	10,018,851	8,639,878	127,245,285

NET INCREASE IN SHARES	3,038,265	$67,377,773	11,834,739	$176,878,484

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Core Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,593,226	$86,772,421	600,244	$18,201,403

Reinvestment of distributions	878,357	29,293,666	127,059	3,750,614

Shares redeemed	(1,428,429)	(49,106,692)	(2,591,926)	(80,342,140)

	2,043,154	66,959,395	(1,864,623)	(58,390,123)

Class C Shares

Shares sold	390,908	5,673,409	257,880	3,901,346

Reinvestment of distributions	92,933	1,294,830	6,947	99,253

Shares redeemed	(266,969)	(4,026,148)	(279,523)	(4,111,249)

	216,872	2,942,091	(14,696)	(110,650)

Institutional Shares

Shares sold	435,065	18,038,123	694,738	25,707,667

Reinvestment of distributions	88,000	3,610,663	18,223	647,206

Shares redeemed	(330,395)	(13,754,936)	(555,951)	(20,816,856)

	192,670	7,893,850	157,010	5,538,017

Service Shares

Shares sold	2,705	84,241	1,375	38,095

Reinvestment of distributions	818	25,136	103	2,826

Shares redeemed	(315)	(9,929)	(13,716)	(462,752)

	3,208	99,448	(12,238)	(421,831)

Investor Shares

Shares sold	232,233	8,172,177	650,961	20,580,932

Reinvestment of distributions	53,307	1,841,802	10,825	329,411

Shares redeemed	(202,849)	(7,269,495)	(518,879)	(16,463,414)

	82,691	2,744,484	142,907	4,446,929

Class R6 Shares

Shares sold	52,893	2,194,024	204,137	7,502,033

Reinvestment of distributions	8,198	335,954	16,599	588,710

Shares redeemed	(76,085)	(3,179,606)	(2,504,814)	(100,872,820)

	(14,994)	(649,628)	(2,284,078)	(92,782,077)

Class R Shares

Shares sold	47,029	1,445,576	55,770	1,592,092

Reinvestment of distributions	11,269	342,218	942	25,606

Shares redeemed	(27,583)	(874,086)	(63,479)	(1,790,318)

	30,715	913,708	(6,767)	(172,620)

Class P Shares

Shares sold	340,739	13,989,336	344,332	12,854,707

Reinvestment of distributions	111,679	4,572,997	22,850	809,996

Shares redeemed	(213,415)	(8,935,673)	(225,447)	(8,303,767)

	239,003	9,626,660	141,735	5,360,936

NET INCREASE (DECREASE) IN SHARES	2,793,319	$90,530,008	(3,740,750)	$(136,531,419)

104

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Growth Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	3,057,465	$39,930,860	1,597,097	$18,081,820

Reinvestment of distributions	32,972	429,292	—	—

Shares redeemed	(4,326,490)	(55,213,225)	(4,846,502)	(56,079,031)

	(1,236,053)	(14,853,073)	(3,249,405)	(37,997,211)

Class C Shares

Shares sold	73,860	1,589,493	69,088	1,252,183

Reinvestment of distributions	555	12,045	—	—

Shares redeemed	(90,961)	(1,893,824)	(168,102)	(3,094,303)

	(16,546)	(292,286)	(99,014)	(1,842,120)

Institutional Shares

Shares sold	2,760,824	61,823,175	1,652,001	30,811,781

Reinvestment of distributions	14,967	338,405	—	—

Shares redeemed	(2,235,039)	(49,987,653)	(4,166,163)	(77,041,191)

	540,752	12,173,927	(2,514,162)	(46,229,410)

Service Shares

Shares sold	673,643	7,499,684	908,481	8,862,983

Reinvestment of distributions	5,166	54,196	—	—

Shares redeemed	(538,284)	(6,392,760)	(1,136,175)	(10,263,050)

	140,525	1,161,120	(227,694)	(1,400,067)

Investor Shares

Shares sold	1,663,494	27,057,684	2,224,354	30,779,372

Reinvestment of distributions	11,107	175,721	—	—

Shares redeemed	(1,084,371)	(17,933,362)	(1,244,426)	(16,930,269)

	590,230	9,300,043	979,928	13,849,103

Class R6 Shares

Shares sold	1,899,467	42,952,375	1,615,561	30,217,837

Reinvestment of distributions	10,165	230,334	—	—

Shares redeemed	(1,010,661)	(22,262,478)	(2,854,373)	(54,628,749)

	898,971	20,920,231	(1,238,812)	(24,410,912)

Class R Shares

Shares sold	691,425	7,255,140	418,633	3,980,542

Reinvestment of distributions	7,716	80,863	—	—

Shares redeemed	(408,848)	(4,372,428)	(877,893)	(8,396,079)

	290,293	2,963,575	(459,260)	(4,415,537)

Class P Shares

Shares sold	270,928	6,072,961	14,914	265,447

Reinvestment of distributions	2,325	52,727	—	—

Shares redeemed	(173,799)	(3,791,632)	(510,633)	(9,689,787)

	99,454	2,334,056	(495,719)	(9,424,340)

NET INCREASE (DECREASE) IN SHARES	1,307,626	$33,707,593	(7,304,138)	$(111,870,494)

105

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	75,933	$1,190,393	70,182	$967,290

Shares redeemed	(6,399)	(98,854)	(27,537)	(345,224)

	69,534	1,091,539	42,645	622,066

Class C Shares

Shares sold	20,442	310,225	31,040	407,804

Shares redeemed	(3,005)	(44,516)	(2,152)	(29,074)

	17,437	265,709	28,888	378,730

Institutional Shares

Shares sold	8,649,039	144,207,016	860,573	11,046,403

Shares redeemed	(586,455)	(9,406,184)	(864,254)	(10,912,323)

	8,062,584	134,800,832	(3,681)	134,080

Investor Shares

Shares sold	3,341,095	53,096,918	5,572,724	75,832,331

Shares redeemed	(507,491)	(8,040,443)	(295,630)	(4,161,974)

	2,833,604	45,056,475	5,277,094	71,670,357

Class R6 Shares

Shares sold	245,513	3,817,332	395	5,220

Shares redeemed	(4,919)	(77,988)	(3)	(45)

	240,594	3,739,344	392	5,175

Class P Shares

Shares sold	79,383	1,222,791	851,560	11,155,374

Shares redeemed	(224,416)	(3,420,189)	(648,252)	(8,167,957)

	(145,033)	(2,197,398)	203,308	2,987,417

NET INCREASE IN SHARES	11,078,720	$182,756,501	5,548,646	$75,797,825

106

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	408,168	$8,851,986	1,445,426	$27,864,882

Reinvestment of distributions	39,307	882,071	—	—

Shares redeemed	(1,384,609)	(29,887,862)	(3,247,279)	(62,020,947)

	(937,134)	(20,153,805)	(1,801,853)	(34,156,065)

Class C Shares

Shares sold	94,980	1,416,824	134,613	1,813,979

Reinvestment of distributions	9,376	144,956	—	—

Shares redeemed	(373,145)	(5,562,979)	(2,855,479)	(39,334,109)

	(268,789)	(4,001,199)	(2,720,866)	(37,520,130)

Institutional Shares

Shares sold	1,753,050	44,294,909	5,262,391	115,830,573

Reinvestment of distributions	74,198	1,935,817	—	—

Shares redeemed	(4,682,404)	(117,610,457)	(11,451,696)	(255,823,344)

	(2,855,156)	(71,379,731)	(6,189,305)	(139,992,771)

Service Shares

Shares sold	3,079	62,313	20,437	326,849

Reinvestment of distributions	199	4,185	—	—

Shares redeemed	(5,742)	(117,026)	(19,468)	(340,157)

	(2,464)	(50,528)	969	(13,308)

Investor Shares

Shares sold	813,261	19,065,147	2,385,884	49,840,378

Reinvestment of distributions	42,187	1,034,443	—	—

Shares redeemed	(1,748,515)	(41,568,537)	(6,854,149)	142,397,564

	(893,067)	(21,468,947)	(4,468,265)	(92,557,186)

Class R6 Shares

Shares sold	734,727	18,607,173	1,036,287	23,386,571

Reinvestment of distributions	17,095	446,678	—	—

Shares redeemed	(774,449)	(19,529,595)	(2,708,290)	(60,967,970)

	(22,627)	(475,744)	(1,672,003)	(37,581,399)

Class R Shares

Shares sold	27,268	537,576	82,405	1,426,696

Reinvestment of distributions	1,471	30,158	—	—

Shares redeemed	(52,949)	(1,065,586)	(218,357)	(3,955,509)

	(24,210)	(497,852)	(135,952)	(2,528,813)

Class P Shares

Shares sold	1,187,634	30,204,722	1,689,578	38,314,985

Reinvestment of distributions	42,883	1,120,968	—	—

Shares redeemed	(946,242)	(23,717,916)	(3,685,855)	(79,299,966)

	284,275	7,607,774	(1,996,277)	(40,984,981)

NET DECREASE IN SHARES	(4,719,172)	$(110,420,032)	(18,983,552)	$(385,334,653)

107

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	420,618	$4,538,831	262,456	$2,355,173

Reinvestment of distributions	43,972	474,904	209,259	1,791,257

Shares redeemed	(337,529)	(3,673,479)	(849,362)	(7,734,746)

	127,061	1,340,256	(377,647)	(3,588,316)

Class C Shares

Shares sold	26,422	398,951	66,515	850,077

Reinvestment of distributions	2,063	31,133	8,378	98,698

Shares redeemed	(19,495)	(292,172)	(47,168)	(582,000)

	8,990	137,912	27,725	366,775

Institutional Shares

Shares sold	419,046	5,778,034	699,687	7,721,406

Reinvestment of distributions	36,090	498,399	180,125	1,932,748

Shares redeemed	(802,600)	(11,037,326)	(792,064)	(8,971,083)

	(347,464)	(4,760,893)	87,748	683,071

Service Shares

Shares sold	11,142	113,733	23,437	205,616

Reinvestment of distributions	1,480	15,171	7,299	59,705

Shares redeemed	(4,302)	(43,455)	(41,836)	(394,322)

	8,320	85,449	(11,100)	(129,001)

Investor Shares

Shares sold	254,021	3,438,061	1,218,232	15,255,998

Reinvestment of distributions	16,475	225,053	23,628	251,168

Shares redeemed	(359,857)	(4,922,798)	(180,712)	(2,135,941)

	(89,361)	(1,259,684)	1,061,148	13,371,225

Class R6 Shares

Shares sold	91,701	1,258,395	63,659	734,077

Reinvestment of distributions	4,165	57,346	17,601	188,325

Shares redeemed	(67,187)	(906,564)	(51,826)	(623,172)

	28,679	409,177	29,434	299,230

Class R Shares

Shares sold	13,202	127,963	116,761	1,078,747

Reinvestment of distributions	2,089	20,242	1,662	12,914

Shares redeemed	(1,207)	(11,947)	(587)	(4,426)

	14,084	136,258	117,836	1,087,235

Class P Shares

Shares sold	428,282	5,867,859	225,944	2,600,807

Reinvestment of distributions	53,638	736,456	248,174	2,650,500

Shares redeemed	(218,066)	(2,962,647)	(736,105)	(8,267,516)

	263,854	3,641,668	(261,987)	(3,016,209)

NET INCREASE (DECREASE) IN SHARES	14,163	$(269,857)	673,157	$9,074,010

108

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Technology Opportunities Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	753,495	$21,340,646	1,353,549	$32,115,350

Reinvestment of distributions	594,488	17,156,957	—	—

Shares redeemed	(1,057,506)	(29,860,872)	(3,596,393)	(82,549,207)

	290,477	8,636,731	(2,242,844)	(50,433,857)

Class C Shares

Shares sold	50,666	745,277	144,142	1,783,521

Reinvestment of distributions	98,887	1,462,534	—	—

Shares redeemed	(533,128)	(7,759,942)	(393,305)	(4,934,566)

	(383,575)	(5,552,131)	(249,163)	(3,151,045)

Institutional Shares

Shares sold	416,668	15,178,241	1,331,071	39,746,153

Reinvestment of distributions	126,031	4,706,008	—	—

Shares redeemed	(540,222)	(19,763,351)	(1,026,041)	(30,232,023)

	2,477	120,898	305,030	9,514,130

Service Shares

Shares sold	67,138	1,782,158	160,770	3,556,079

Reinvestment of distributions	19,775	531,742	—	—

Shares redeemed	(94,846)	(2,472,076)	(179,518)	(3,954,027)

	(7,933)	(158,176)	(18,748)	(397,948)

Investor Shares

Shares sold	165,643	5,541,536	395,953	12,903,359

Reinvestment of distributions	33,018	1,187,994	—	—

Shares redeemed	(331,304)	(11,627,906)	(397,914)	(11,742,511)

	(132,643)	(4,898,376)	(1,961)	1,160,848

Class R6 Shares

Shares sold	90,361	3,330,059	305,923	9,430,046

Reinvestment of distributions	82,397	3,080,839	—	—

Shares redeemed	(107,161)	(3,876,670)	(231,640)	(6,990,839)

	65,597	2,534,228	74,283	2,439,207

Class P Shares

Shares sold	492,481	17,922,613	1,011,818	29,048,378

Reinvestment of distributions	122,622	4,584,849	—	—

Shares redeemed	(275,693)	(9,956,856)	(337,927)	(10,363,331)

	339,410	12,550,606	673,891	18,685,047

NET INCREASE (DECREASE) IN SHARES	173,810	$13,233,780	(1,459,512)	$(22,183,618)

109

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity ESG Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	13,787	$311,499	41,430	$768,219

Reinvestment of distributions	1,849	42,557	2,066	37,570

Shares redeemed	(14,911)	(340,246)	(65,099)	(1,233,143)

	725	13,810	(21,603)	(427,354)

Class C Shares

Shares sold	922	19,061	3,639	68,136

Shares redeemed	(3,935)	(80,906)	(26,135)	(452,319)

	(3,013)	(61,845)	(22,496)	(384,183)

Institutional Shares

Shares sold	6,705	154,302	14,251	273,358

Reinvestment of distributions	666	15,516	753	13,873

Shares redeemed	(15,714)	(357,723)	(16,516)	(322,558)

	(8,343)	(187,905)	(1,512)	(35,327)

Investor Shares

Shares sold	584	13,438	2,232	39,591

Reinvestment of distributions	188	4,390	263	4,859

Shares redeemed	(343)	(7,669)	(10,009)	(209,318)

	429	10,159	(7,514)	(164,868)

Class R6 Shares

Shares sold	3,450	78,603	15,074	277,490

Reinvestment of distributions	546	12,724	588	10,833

Shares redeemed	(7,060)	(163,058)	(13,251)	(246,734)

	(3,064)	(71,731)	2,411	41,589

Class R Shares

Shares sold	613	13,831	1,517	28,982

Reinvestment of distributions	40	925	14	261

Shares redeemed	(202)	(4,494)	(94)	(1,811)

	451	10,262	1,437	27,432

Class P Shares

Shares sold	20,504	475,112	81,635	1,514,198

Reinvestment of distributions	4,752	110,774	4,984	91,767

Shares redeemed	(680)	(15,541)	(66,712)	(1,318,272)

	24,576	570,345	19,907	287,693

NET INCREASE (DECREASE) IN SHARES	11,761	$283,095	(29,370)	$(655,018)

110

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary (C) 2025 Goldman Sachs. All rights reserved. EQGRWSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 Goldman Sachs Fundamental EquityValue FundsGoldman Sachs Equity Income FundGoldman Sachs Focused Value FundGoldman Sachs Large Cap Value FundGoldman Sachs Mid Cap Value FundGoldman Sachs Small Cap Value FundGoldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Fundamental Equity Value Funds

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Aerospace & Defense – 2.8%
45,386	General Electric Co.	$9,393,994
12,924	L3Harris Technologies, Inc.	2,663,766

		12,057,760

Air Freight & Logistics – 1.0%
35,402	United Parcel Service, Inc., Class B	4,213,900

Banks – 9.2%
192,251	Bank of America Corp.	8,862,771
148,307	Huntington Bancshares, Inc.	2,442,616
68,965	JPMorgan Chase & Co.	18,251,587
112,539	Wells Fargo & Co.	8,814,055

		38,371,029

Beverages – 2.8%
98,208	Coca-Cola Co. (The)	6,993,392
52,398	Coca-Cola Europacific Partners PLC (United Kingdom)	4,519,851

		11,513,243

Biotechnology – 2.6%
25,453	AbbVie, Inc.	5,320,441
17,199	Amgen, Inc.	5,298,324

		10,618,765

Capital Markets – 6.2%
4,255	Blackrock, Inc.	4,160,454
32,907	Blackstone, Inc.	5,303,292
29,392	KKR & Co., Inc.	3,985,261
49,977	Morgan Stanley	6,652,439
71,203	Nasdaq, Inc.	5,894,184

		25,995,630

Chemicals – 2.3%
20,593	Linde PLC	9,617,961

Commercial Services & Supplies – 1.1%
19,591	Republic Services, Inc.	4,643,459

Communications Equipment – 1.5%
100,134	Cisco Systems, Inc.	6,419,591

Consumer Finance – 1.6%
22,180	American Express Co.	6,675,293

Consumer Staples Distribution & Retail – 4.1%
4,621	Costco Wholesale Corp.	4,845,627
123,547	Walmart, Inc.	12,182,969

		17,028,596

Diversified Telecommunication Services – 2.0%
309,395	AT&T, Inc.	8,480,517

Electric Utilities – 2.0%
67,470	NextEra Energy, Inc.	4,734,370
48,355	Xcel Energy, Inc.	3,486,395

		8,220,765

Electrical Equipment – 1.4%
20,383	Eaton Corp. PLC	5,978,742

Financial Services – 1.3%
14,308	Visa, Inc., Class A	5,189,655

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – 1.1%
18,788	Norfolk Southern Corp.	$4,617,151

Health Care Equipment & Supplies – 1.9%
56,417	Abbott Laboratories	7,786,110

Health Care Providers & Services – 2.7%
47,871	CVS Health Corp.	3,146,082
17,285	UnitedHealth Group, Inc.	8,209,684

		11,355,766

Health Care REITs – 0.8%
153,897	Healthpeak Properties, Inc. REIT	3,148,733

Hotels, Restaurants & Leisure – 2.8%
16,081	Hilton Worldwide Holdings, Inc.	4,260,822
24,399	McDonald’s Corp.	7,522,943

		11,783,765

Household Products – 2.0%
47,098	Procter & Gamble Co. (The)	8,187,516

Industrial Conglomerates – 1.6%
30,831	Honeywell International, Inc.	6,563,612

Industrial REITs – 1.1%
38,044	Prologis, Inc. REIT	4,714,412

Insurance – 3.4%
17,787	Allstate Corp. (The)	3,542,281
23,581	Marsh & McLennan Cos., Inc.	5,608,505
17,678	Progressive Corp. (The)	4,985,196

		14,135,982

Interactive Media & Services – 1.7%
40,642	Alphabet, Inc., Class A	6,920,520

IT Services – 2.5%
15,388	Accenture PLC, Class A (Ireland)	5,362,718
19,925	International Business Machines Corp.	5,029,867

		10,392,585

Life Sciences Tools & Services – 1.4%
27,471	Danaher Corp.	5,707,375

Machinery – 3.2%
16,057	Caterpillar, Inc.	5,522,805
14,827	IDEX Corp.	2,881,331
18,766	Illinois Tool Works, Inc.	4,953,849

		13,357,985

Media – 1.5%
73,108	New York Times Co. (The), Class A	3,515,764
31,818	Omnicom Group, Inc.	2,633,257

		6,149,021

Metals & Mining – 1.1%
78,544	Rio Tinto PLC ADR (Australia)	4,756,625

Multi-Utilities – 3.3%
46,660	Ameren Corp.	4,738,790
54,842	CMS Energy Corp.	4,006,208
37,210	Dominion Energy, Inc.	2,106,830

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Multi-Utilities – (continued)
48,117	National Grid PLC ADR (United Kingdom)	$2,989,509

		13,841,337

Office REITs – 0.5%
29,263	BXP, Inc. REIT	2,075,625

Oil, Gas & Consumable Fuels – 7.5%
60,399	ConocoPhillips	5,988,561
35,926	EOG Resources, Inc.	4,560,446
117,020	Exxon Mobil Corp.	13,027,837
32,265	Phillips 66	4,184,448
50,516	Shell PLC ADR	3,407,809

		31,169,101

Personal Care Products – 1.6%
285,663	Kenvue, Inc.	6,741,647

Pharmaceuticals – 4.8%
5,228	Eli Lilly & Co.	4,813,054
58,632	Johnson & Johnson	9,675,453
61,174	Merck & Co., Inc.	5,643,301

		20,131,808

Residential REITs – 1.1%
20,186	AvalonBay Communities, Inc. REIT	4,565,669

Retail REITs – 0.7%
40,404	Regency Centers Corp. REIT	3,098,987

Semiconductors & Semiconductor Equipment – 3.1%
4,192	KLA Corp.	2,971,457
45,905	Marvell Technology, Inc.	4,214,997
28,888	Texas Instruments, Inc.	5,661,759

		12,848,213

Software – 2.6%
7,413	Microsoft Corp.	2,942,887
22,669	Oracle Corp.	3,764,414
13,854	Salesforce, Inc.	4,126,414

		10,833,715

Specialty Retail – 1.4%
23,593	Lowe’s Cos., Inc.	5,866,163

Technology Hardware, Storage & Peripherals – 0.6%
124,030	Hewlett Packard Enterprise Co.	2,457,034

Trading Companies & Distributors – 1.2%
68,411	Fastenal Co.	5,180,765

Water Utilities – 0.7%
20,865	American Water Works Co., Inc.	2,837,014

TOTAL COMMON STOCKS (Cost $301,600,904)		416,249,142

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
618	4.287%	$618
(Cost $618)

TOTAL INVESTMENTS – 99.8% (Cost $301,601,522)		$416,249,760

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		872,057

NET ASSETS – 100.0%		$417,121,817

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%

Aerospace & Defense – 2.4%
8,555	Boeing Co. (The)*	$1,493,960

Banks – 8.3%
60,407	Bank of America Corp.	2,784,763
28,741	Wells Fargo & Co.	2,250,995

		5,035,758

Biotechnology – 2.1%
6,101	AbbVie, Inc.	1,275,292

Capital Markets – 7.0%
16,941	Morgan Stanley	2,255,017
24,127	Nasdaq, Inc.	1,997,233

		4,252,250

Chemicals – 2.6%
4,955	Air Products and Chemicals, Inc.	1,566,523

Consumer Finance – 2.4%
4,804	American Express Co.	1,445,812

Consumer Staples Distribution & Retail – 2.7%
17,036	Walmart, Inc.	1,679,920

Diversified Telecommunication Services – 5.0%
112,158	AT&T, Inc.	3,074,251

Electric Utilities – 2.5%
22,218	NextEra Energy, Inc.	1,559,037

Electrical Equipment – 3.8%
6,871	GE Vernova, Inc.	2,303,022

Financial Services – 2.5%
4,213	Visa, Inc., Class A	1,528,097

Ground Transportation – 2.0%
6,822	Old Dominion Freight Line, Inc.	1,204,083

Health Care Equipment & Supplies – 4.0%
17,772	Abbott Laboratories	2,452,714

Health Care Providers & Services – 2.2%
2,845	UnitedHealth Group, Inc.	1,351,261

Hotels, Restaurants & Leisure – 3.5%
7,018	McDonald’s Corp.	2,163,860

Industrial Conglomerates – 5.1%
14,528	Honeywell International, Inc.	3,092,866

Insurance – 2.4%
5,561	Travelers Cos., Inc. (The)	1,437,463

Life Sciences Tools & Services – 3.9%
5,772	Danaher Corp.	1,199,191
2,186	Thermo Fisher Scientific, Inc.	1,156,306

		2,355,497

Metals & Mining – 2.0%
9,276	Steel Dynamics, Inc.	1,252,909

Multi-Utilities – 3.9%
23,580	Ameren Corp.	2,394,785

Oil, Gas & Consumable Fuels – 5.8%
31,909	Exxon Mobil Corp.	3,552,429

Shares	Description	Value

Common Stocks – (continued)

Personal Care Products – 3.0%
76,630	Kenvue, Inc.	$1,808,468

Pharmaceuticals – 2.3%
15,006	Merck & Co., Inc.	1,384,303

Residential REITs – 2.7%
7,239	AvalonBay Communities, Inc. REIT	1,637,317

Semiconductors & Semiconductor Equipment – 2.7%
17,843	Marvell Technology, Inc.	1,638,344

Software – 4.6%
19,142	Dynatrace, Inc.*	1,095,879
5,673	Salesforce, Inc.	1,689,703

		2,785,582

Specialty Retail – 4.7%
11,575	Lowe’s Cos., Inc.	2,878,008

Technology Hardware, Storage & Peripherals – 2.5%
6,231	Apple, Inc.	1,506,905

TOTAL COMMON STOCKS (Cost $50,756,294)		60,110,716

Shares	Dividend Rate	Value

Investment Company – 1.1%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
696,129	4.287%	696,129
(Cost $696,129)

TOTAL INVESTMENTS – 99.7% (Cost $51,452,423)		$60,806,845

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		185,992

NET ASSETS – 100.0%		$60,992,837

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%

Aerospace & Defense – 3.5%
45,487	Boeing Co. (The)*	$7,943,395
37,714	General Electric Co.	7,806,043

		15,749,438

Banks – 9.0%
263,220	Bank of America Corp.	12,134,442
62,042	JPMorgan Chase & Co.	16,419,415
157,163	Wells Fargo & Co.	12,309,006

		40,862,863

Beverages – 1.1%
72,679	Coca-Cola Co. (The)	5,175,472

Biotechnology – 3.2%
45,080	AbbVie, Inc.	9,423,073
3,281	Argenx SE ADR (Netherlands)*	2,049,542
28,211	BioNTech SE ADR (Germany)*	3,185,586

		14,658,201

Broadline Retail – 0.5%
9,712	Amazon.com, Inc.*	2,061,663

Capital Markets – 5.6%
7,435	Blackrock, Inc.	7,269,794
18,262	Blackstone, Inc.	2,943,104
59,875	Morgan Stanley	7,969,961
87,765	Nasdaq, Inc.	7,265,187

		25,448,046

Chemicals – 2.6%
19,229	Air Products and Chemicals, Inc.	6,079,248
15,918	Sherwin-Williams Co. (The)	5,766,614

		11,845,862

Construction Materials – 0.7%
6,877	Martin Marietta Materials, Inc.	3,322,554

Consumer Finance – 1.7%
25,735	American Express Co.	7,745,206

Consumer Staples Distribution & Retail – 2.7%
122,964	Walmart, Inc.	12,125,480

Diversified Telecommunication Services – 2.0%
324,354	AT&T, Inc.	8,890,543

Electric Utilities – 4.1%
130,570	Exelon Corp.	5,771,194
100,793	NextEra Energy, Inc.	7,072,645
158,895	PPL Corp.	5,594,693

		18,438,532

Electrical Equipment – 3.8%
22,404	Eaton Corp. PLC	6,571,541
20,774	GE Vernova, Inc.	6,963,029
12,710	Rockwell Automation, Inc.	3,649,677

		17,184,247

Entertainment – 1.2%
48,206	Walt Disney Co. (The)	5,485,843

Financial Services – 3.9%
21,560	Berkshire Hathaway, Inc., Class B*	11,078,175

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
18,694	Visa, Inc., Class A	$6,780,501

		17,858,676

Ground Transportation – 1.3%
34,485	Old Dominion Freight Line, Inc.	6,086,602

Health Care Equipment & Supplies – 4.7%
68,336	Abbott Laboratories	9,431,051
72,236	Boston Scientific Corp.*	7,497,375
50,247	Cooper Cos., Inc. (The)*	4,541,324

		21,469,750

Health Care Providers & Services – 2.5%
23,849	UnitedHealth Group, Inc.	11,327,321

Hotels, Restaurants & Leisure – 2.9%
27,276	McDonald’s Corp.	8,410,009
39,270	Starbucks Corp.	4,547,859

		12,957,868

Household Durables – 0.4%
16,320	Lennar Corp., Class A	1,952,362

Industrial Conglomerates – 3.7%
47,240	3M Co.	7,327,869
43,465	Honeywell International, Inc.	9,253,264

		16,581,133

Industrial REITs – 1.4%
49,744	Prologis, Inc. REIT	6,164,276

Insurance – 3.4%
19,635	Allstate Corp. (The)	3,910,310
20,583	Marsh & McLennan Cos., Inc.	4,895,461
24,667	Travelers Cos., Inc. (The)	6,376,173

		15,181,944

IT Services – 1.7%
22,622	Accenture PLC, Class A (Ireland)	7,883,767

Life Sciences Tools & Services – 3.1%
34,305	Danaher Corp.	7,127,207
13,444	Thermo Fisher Scientific, Inc.	7,111,338

		14,238,545

Machinery – 2.8%
19,373	Caterpillar, Inc.	6,663,343
21,965	Illinois Tool Works, Inc.	5,798,321

		12,461,664

Metals & Mining – 1.1%
37,524	Steel Dynamics, Inc.	5,068,367

Multi-Utilities – 1.5%
67,615	Ameren Corp.	6,866,979

Office REITs – 0.6%
37,718	BXP, Inc. REIT	2,675,338

Oil, Gas & Consumable Fuels – 5.8%
19,225	Cheniere Energy, Inc.	4,394,066
138,329	Exxon Mobil Corp.	15,400,168
50,841	Phillips 66	6,593,569

		26,387,803

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Personal Care Products – 1.6%
312,507	Kenvue, Inc.	$7,375,165

Pharmaceuticals – 3.9%
30,421	AstraZeneca PLC ADR (United Kingdom)	2,318,384
60,601	Johnson & Johnson	10,000,377
57,591	Merck & Co., Inc.	5,312,770

		17,631,531

Residential REITs – 1.1%
22,543	AvalonBay Communities, Inc. REIT	5,098,776

Semiconductors & Semiconductor Equipment – 4.1%
71,974	Marvell Technology, Inc.	6,608,653
42,893	Microchip Technology, Inc.	2,524,682
38,815	Micron Technology, Inc.	3,634,248
29,561	Texas Instruments, Inc.	5,793,660

		18,561,243

Software – 2.6%
96,618	Dynatrace, Inc.*	5,531,381
21,471	Salesforce, Inc.	6,395,137

		11,926,518

Specialized REITs – 0.6%
14,225	American Tower Corp. REIT	2,924,944

Specialty Retail – 1.7%
30,021	Lowe’s Cos., Inc.	7,464,421

Technology Hardware, Storage & Peripherals – 1.2%
22,744	Apple, Inc.	5,500,409

TOTAL COMMON STOCKS (Cost $344,616,195)		450,639,352

Shares	Dividend Rate	Value

Investment Company – 0.5%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,246,431	4.287%	2,246,431
(Cost $2,246,431)

TOTAL INVESTMENTS – 99.8% (Cost $346,862,626)		$452,885,783

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		737,567

NET ASSETS – 100.0%		$453,623,350

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Aerospace & Defense – 1.8%
64,753	L3Harris Technologies, Inc.	$13,346,241
34,795	Woodward, Inc.	6,576,081

		19,922,322

Banks – 5.1%
170,374	Citizens Financial Group, Inc.	7,798,018
100,835	East West Bancorp, Inc.	9,521,849
190,846	First Horizon Corp.	4,110,823
669,696	Huntington Bancshares, Inc.	11,029,893
72,231	M&T Bank Corp.	13,848,127
88,235	Pinnacle Financial Partners, Inc.	10,081,731

		56,390,441

Beverages – 2.4%
255,294	Coca-Cola Europacific Partners PLC (United Kingdom)	22,021,660
80,961	Molson Coors Beverage Co., Class B	4,962,100

		26,983,760

Capital Markets – 2.8%
155,035	Nasdaq, Inc.	12,833,797
115,230	Raymond James Financial, Inc.	17,822,624

		30,656,421

Chemicals – 3.9%
110,417	Ashland, Inc.	6,715,562
56,265	Celanese Corp.	2,866,139
251,115	Chemours Co. (The)	3,754,169
46,187	LyondellBasell Industries NV, Class A	3,548,547
99,643	RPM International, Inc.	12,344,771
120,275	Westlake Corp.	13,506,883

		42,736,071

Commercial Services & Supplies – 0.8%
49,511	Waste Connections, Inc.	9,395,207

Communications Equipment – 1.0%
291,231	Juniper Networks, Inc.	10,542,562

Construction Materials – 1.6%
36,377	Martin Marietta Materials, Inc.	17,575,184

Consumer Staples Distribution & Retail – 2.8%
202,554	BJ’s Wholesale Club Holdings, Inc.*	20,510,618
117,959	Performance Food Group Co.*	10,043,029

		30,553,647

Containers & Packaging – 1.0%
129,742	Ball Corp.	6,836,106
82,462	International Paper Co.	4,646,734

		11,482,840

Electric Utilities – 4.1%
119,657	Entergy Corp.	10,447,253
135,271	Exelon Corp.	5,978,978
31,414	NRG Energy, Inc.	3,320,774
731,362	PG&E Corp.	11,950,455
397,135	PPL Corp.	13,983,123

		45,680,583

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – 6.6%
145,203	AMETEK, Inc.	$27,486,928
69,832	GE Vernova, Inc.	23,406,290
78,188	Rockwell Automation, Inc.	22,451,684

		73,344,902

Electronic Equipment, Instruments & Components – 0.5%
33,656	Keysight Technologies, Inc.*	5,369,142

Financial Services – 3.2%
180,260	Corebridge Financial, Inc.	6,251,417
331,093	Fidelity National Information Services, Inc.	23,547,334
50,797	Global Payments, Inc.	5,347,908

		35,146,659

Food Products – 0.4%
86,974	Lamb Weston Holdings, Inc.	4,511,341

Gas Utilities – 0.4%
119,167	UGI Corp.	4,070,745

Ground Transportation – 0.5%
13,142	Saia, Inc.*	5,380,861

Health Care Equipment & Supplies – 1.7%
213,373	Cooper Cos., Inc. (The)*	19,284,652

Health Care Providers & Services – 2.0%
56,937	Cencora, Inc.	14,435,807
29,802	Humana, Inc.	8,059,057

		22,494,864

Health Care REITs – 1.4%
89,507	Alexandria Real Estate Equities, Inc. REIT	9,152,986
95,044	Ventas, Inc. REIT	6,575,144

		15,728,130

Hotels, Restaurants & Leisure – 1.5%
182,938	Red Rock Resorts, Inc., Class A	9,141,412
28,481	Royal Caribbean Cruises Ltd.	7,009,174

		16,150,586

Household Durables – 1.8%
165,370	Lennar Corp., Class A	19,783,213

Independent Power and Renewable Electricity Producers – 0.8%
128,687	Ormat Technologies, Inc.	8,987,500

Insurance – 7.1%
91,274	Allstate Corp. (The)	18,177,217
60,732	American Financial Group, Inc.	7,669,237
95,492	Arch Capital Group Ltd.	8,872,162
27,513	Arthur J Gallagher & Co.	9,292,241
67,245	Globe Life, Inc.	8,569,030
105,233	Prudential Financial, Inc.	12,112,318
169,535	Unum Group	13,951,035

		78,643,240

Life Sciences Tools & Services – 2.6%
40,180	Agilent Technologies, Inc.	5,139,826
10,567	Mettler-Toledo International, Inc.*	13,448,832

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
45,147	West Pharmaceutical Services, Inc.	$10,489,454

		29,078,112

Machinery – 2.9%
36,005	IDEX Corp.	6,996,852
142,685	Ingersoll Rand, Inc.	12,096,834
45,146	ITT, Inc.	6,376,421
53,126	Xylem, Inc.	6,953,662

		32,423,769

Media – 0.9%
115,162	Omnicom Group, Inc.	9,530,807

Metals & Mining – 1.6%
134,874	Steel Dynamics, Inc.	18,217,431

Multi-Utilities – 4.7%
220,923	CMS Energy Corp.	16,138,425
506,514	NiSource, Inc.	20,670,837
184,427	Public Service Enterprise Group, Inc.	14,966,251

		51,775,513

Oil, Gas & Consumable Fuels – 8.0%
232,963	BKV Corp. (Thailand)*	4,703,523
72,773	Cheniere Energy, Inc.	16,632,997
160,627	Devon Energy Corp.	5,817,910
86,031	Diamondback Energy, Inc.	13,675,488
136,775	Expand Energy Corp.	13,524,312
93,445	Ovintiv, Inc.	4,061,120
1,067,330	Permian Resources Corp.	15,038,680
119,498	Phillips 66	15,497,695

		88,951,725

Passenger Airlines – 1.5%
182,203	United Airlines Holdings, Inc.*	17,092,463

Personal Care Products – 1.0%
467,707	Kenvue, Inc.	11,037,885

Pharmaceuticals – 0.5%
140,839	Organon & Co.	2,099,910
86,008	Royalty Pharma PLC, Class A	2,893,309

		4,993,219

Residential REITs – 3.8%
207,505	American Homes 4 Rent, Class A REIT	7,679,760
70,459	AvalonBay Communities, Inc. REIT	15,936,417
67,137	Camden Property Trust REIT	8,329,016
125,432	Equity LifeStyle Properties, Inc. REIT	8,602,126

		40,547,319

Semiconductors & Semiconductor Equipment – 3.4%
212,015	Marvell Technology, Inc.	19,467,217
279,607	Microchip Technology, Inc.	16,457,668
20,439	MKS Instruments, Inc.	1,876,709

		37,801,594

Shares	Description	Value

Common Stocks – (continued)

Software – 3.2%
315,062	Dynatrace, Inc.*	$18,037,300
9,363	MicroStrategy, Inc., Class A*	2,391,591
52,281	Monday.com Ltd.*	15,515,432

		35,944,323

Specialized REITs – 3.4%
65,029	Digital Realty Trust, Inc. REIT	10,165,333
81,920	Extra Space Storage, Inc. REIT	12,497,715
481,983	VICI Properties, Inc. REIT	15,659,628

		38,322,676

Specialty Retail – 3.0%
11,828	Burlington Stores, Inc.*	2,949,075
52,931	Floor & Decor Holdings, Inc., Class A*	5,114,723
558,962	Foot Locker, Inc.*	9,681,222
25,404	Ulta Beauty, Inc.*	9,307,009
180,447	Wayfair, Inc., Class A*	7,136,679

		34,188,708

Technology Hardware, Storage & Peripherals – 1.1%
484,421	Hewlett Packard Enterprise Co.	9,596,380
11,725	Sandisk Corp.*	549,316
35,177	Western Digital Corp.*	1,721,211

		11,866,907

Trading Companies & Distributors – 2.6%
184,800	Fastenal Co.	13,994,904
22,592	United Rentals, Inc.	14,511,294

		28,506,198

TOTAL COMMON STOCKS (Cost $904,983,054)		1,101,093,522

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
8,776,958	4.287%	8,776,958
(Cost $8,776,958)

TOTAL INVESTMENTS – 100.2% (Cost $913,760,012)		$1,109,870,480

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(2,031,524)

NET ASSETS – 100.0%		$1,107,838,956

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%

Aerospace & Defense – 1.8%
81,017	Cadre Holdings, Inc.	$2,723,792
90,000	Karman Holdings, Inc.*	2,838,600
201,440	Kratos Defense & Security Solutions, Inc.*	5,316,002
28,953	Moog, Inc., Class A	4,936,197
52,645	V2X, Inc.*	2,470,103

		18,284,694

Automobile Components – 2.0%
493,643	Dana, Inc.	7,340,472
77,444	Patrick Industries, Inc.	7,016,426
117,673	Phinia, Inc.	5,802,456

		20,159,354

Banks – 20.2%
283,753	Amerant Bancorp, Inc.	6,514,969
231,360	Ameris Bancorp	14,941,229
292,328	Atlantic Union Bankshares Corp.	10,427,340
451,661	Banc of California, Inc.	6,716,199
137,623	Banner Corp.	9,493,235
104,760	Community Financial System, Inc.	6,630,260
268,010	ConnectOne Bancorp, Inc.	6,842,295
441,529	Eastern Bankshares, Inc.	7,898,954
150,925	FB Financial Corp.	7,624,731
135,446	First Financial Bankshares, Inc.	5,100,896
207,977	First Merchants Corp.	9,109,393
173,468	Glacier Bancorp, Inc.	8,472,177
461,190	Home BancShares, Inc.	13,812,640
188,956	MidWestOne Financial Group, Inc.	5,753,710
272,754	Northpointe Bancshares, Inc.*	3,954,933
224,592	Old Second Bancorp, Inc.	4,119,017
202,065	Origin Bancorp, Inc.	7,823,957
254,219	Pacific Premier Bancorp, Inc.	6,073,292
76,306	Pinnacle Financial Partners, Inc.	8,718,724
289,542	Renasant Corp.	10,481,420
118,986	SouthState Corp.	11,993,789
155,436	TriCo Bancshares	6,795,662
122,484	UMB Financial Corp.	13,513,660
925,875	Valley National Bancorp	9,110,610

		201,923,092

Beverages – 1.0%
289,905	Primo Brands Corp., Class A	9,766,899

Biotechnology – 2.7%
40,583	Agios Pharmaceuticals, Inc.*	1,442,320
81,013	Alkermes PLC*	2,781,176
16,040	Blueprint Medicines Corp.*	1,548,983
146,429	CareDx, Inc.*	3,243,402
40,091	CG oncology, Inc.*	1,036,753
89,628	Cytokinetics, Inc.*	4,122,888
45,196	Ionis Pharmaceuticals, Inc.*	1,500,055
3,590	Madrigal Pharmaceuticals, Inc.*	1,225,159
81,875	REVOLUTION Medicines, Inc.*	3,335,588
102,627	Syndax Pharmaceuticals, Inc.*	1,605,086
36,332	Ultragenyx Pharmaceutical, Inc.*	1,559,370
58,227	Veracyte, Inc.*	2,023,971

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
35,053	Xenon Pharmaceuticals, Inc. (Canada)*	$1,297,662

		26,722,413

Broadline Retail – 0.3%
27,678	Ollie’s Bargain Outlet Holdings, Inc.*	2,864,950

Building Products – 1.3%
92,285	AZZ, Inc.	8,869,511
309,393	Masterbrand, Inc.*	4,328,408

		13,197,919

Capital Markets – 2.9%
133,231	Marex Group PLC (United Kingdom)	4,881,584
402,633	Perella Weinberg Partners	9,304,848
24,811	Piper Sandler Cos.	7,185,762
72,173	Stifel Financial Corp.	7,664,051

		29,036,245

Chemicals – 2.5%
798,315	Arcadium Lithium PLC (Argentina)*	4,662,159
175,617	Avient Corp.	7,511,139
221,673	Element Solutions, Inc.	5,787,882
118,813	HB Fuller Co.	6,741,450

		24,702,630

Commercial Services & Supplies – 1.2%
362,773	BrightView Holdings, Inc.*	4,868,414
57,665	VSE Corp.	6,833,302

		11,701,716

Communications Equipment – 0.3%
106,303	Digi International, Inc.*	3,246,494

Construction & Engineering – 1.9%
130,413	Arcosa, Inc.	10,939,042
50,536	Granite Construction, Inc.	4,173,263
27,627	MYR Group, Inc.*	3,390,386

		18,502,691

Construction Materials – 0.4%
42,298	Knife River Corp.*	4,047,073

Consumer Finance – 1.2%
185,455	Encore Capital Group, Inc.*	6,994,435
48,755	FirstCash Holdings, Inc.	5,474,212

		12,468,647

Containers & Packaging – 1.4%
85,154	Greif, Inc., Class A	4,875,918
345,606	O-I Glass, Inc.*	3,964,101
90,720	Silgan Holdings, Inc.	4,927,003

		13,767,022

Diversified Consumer Services – 0.4%
191,745	KinderCare Learning Cos., Inc.*	3,731,358

Electric Utilities – 2.8%
72,395	IDACORP, Inc.	8,536,094
35,193	MGE Energy, Inc.	3,230,014

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
302,746	TXNM Energy, Inc.	$15,818,478

		27,584,586

Electronic Equipment, Instruments & Components – 3.1%
46,443	Advanced Energy Industries, Inc.	5,348,840
482,365	Knowles Corp.*	8,002,435
23,512	Rogers Corp.*	1,879,549
74,857	Sanmina Corp.*	6,132,286
395,545	TTM Technologies, Inc.*	9,536,590

		30,899,700

Energy Equipment & Services – 1.8%
76,155	Helmerich & Payne, Inc.	2,018,869
129,555	Kodiak Gas Services, Inc.	5,570,865
86,072	Noble Corp. PLC	2,229,265
597,107	Patterson-UTI Energy, Inc.	4,961,959
274,517	Select Water Solutions, Inc.	3,329,891

		18,110,849

Financial Services – 2.9%
316,495	MGIC Investment Corp.	7,788,942
102,798	Mr Cooper Group, Inc.*	11,551,411
96,413	PennyMac Financial Services, Inc.	9,993,208

		29,333,561

Food Products – 0.9%
23,173	Lancaster Colony Corp.	4,429,635
311,316	Utz Brands, Inc.	4,240,124

		8,669,759

Gas Utilities – 0.5%
37,947	Chesapeake Utilities Corp.	4,816,613

Ground Transportation – 0.3%
191,554	Marten Transport Ltd.	2,819,675

Health Care Equipment & Supplies – 2.3%
46,131	Enovis Corp.*	1,782,963
60,596	Globus Medical, Inc., Class A*	4,867,071
39,228	Integer Holdings Corp.*	4,832,890
35,658	Merit Medical Systems, Inc.*	3,638,542
68,426	Omnicell, Inc.*	2,604,294
123,262	QuidelOrtho Corp.*	4,929,247

		22,655,007

Health Care Providers & Services – 0.8%
474,417	NeoGenomics, Inc.*	4,739,426
117,230	Surgery Partners, Inc.*	2,822,898

		7,562,324

Health Care REITs – 0.3%
174,896	Healthcare Realty Trust, Inc. REIT	2,995,968

Hotel & Resort REITs – 1.2%
484,795	Apple Hospitality REIT, Inc. REIT	7,179,814
426,357	Pebblebrook Hotel Trust REIT	5,265,509

		12,445,323

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – 0.8%
233,246	International Game Technology PLC	$4,135,452
76,618	Red Rock Resorts, Inc., Class A	3,828,601

		7,964,053

Household Durables – 3.3%
13,045	Installed Building Products, Inc.	2,235,913
151,161	La-Z-Boy, Inc.	6,838,524
73,682	M/I Homes, Inc.*	8,630,373
135,590	Meritage Homes Corp.	9,826,207
178,604	Tri Pointe Homes, Inc.*	5,654,602

		33,185,619

Independent Power and Renewable Electricity Producers – 0.3%
45,318	Ormat Technologies, Inc.	3,165,009

Industrial REITs – 2.0%
265,521	STAG Industrial, Inc. REIT	9,553,446
143,549	Terreno Realty Corp. REIT	9,735,493

		19,288,939

Insurance – 4.7%
785,011	Abacus Life, Inc.*	6,107,385
162,400	CNO Financial Group, Inc.	6,770,456
46,003	Hanover Insurance Group, Inc. (The)	7,844,892
47,990	HCI Group, Inc.	6,318,363
142,146	Kemper Corp.	9,606,227
148,062	Skyward Specialty Insurance Group, Inc.*	7,702,185
97,540	TWFG, Inc.*	2,949,610

		47,299,118

IT Services – 0.9%
130,395	ASGN, Inc.*	8,786,015

Machinery – 6.4%
56,379	Enpro, Inc.	10,265,488
34,494	Esab Corp.	4,322,098
92,684	ESCO Technologies, Inc.	15,281,738
41,619	Federal Signal Corp.	3,382,793
454,325	Gates Industrial Corp. PLC*	9,831,593
81,890	Gorman-Rupp Co. (The)	3,123,285
36,765	SPX Technologies, Inc.*	5,354,822
41,594	Standex International Corp.	7,735,652
105,929	Terex Corp.	4,311,310

		63,608,779

Media – 0.4%
208,837	TEGNA, Inc.	3,800,833

Metals & Mining – 1.7%
928,354	Coeur Mining, Inc.*	4,781,023
175,957	Commercial Metals Co.	8,523,357
365,065	Constellium SE*	4,154,440

		17,458,820

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
556,155	Ladder Capital Corp. REIT	6,601,560
485,259	Redwood Trust, Inc. REIT	3,241,530

		9,843,090

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Office REITs – 1.3%
255,860	Cousins Properties, Inc. REIT	$7,760,234
178,345	Highwoods Properties, Inc. REIT	5,195,190

		12,955,424

Oil, Gas & Consumable Fuels – 4.5%
263,044	Antero Midstream Corp.	4,458,596
90,272	California Resources Corp.	4,027,937
138,363	CNX Resources Corp.*	3,998,691
32,865	Core Natural Resources, Inc.	2,440,226
425,399	Crescent Energy Co., Class A	5,368,535
163,767	Delek US Holdings, Inc.	2,669,402
337,803	DHT Holdings, Inc.	3,492,883
32,205	Gulfport Energy Corp.*	5,468,409
127,379	Magnolia Oil & Gas Corp., Class A	2,981,942
122,020	Matador Resources Co.	6,386,527
68,127	PBF Energy, Inc., Class A	1,459,962
57,054	Scorpio Tankers, Inc. (Monaco)	2,273,602

		45,026,712

Pharmaceuticals – 0.1%
17,871	Prestige Consumer Healthcare, Inc.*	1,514,567

Professional Services – 0.7%
105,116	Korn Ferry	6,900,865

Real Estate Management & Development – 1.4%
355,124	Cushman & Wakefield PLC*	4,222,425
638,560	Newmark Group, Inc., Class A	9,367,675

		13,590,100

Residential REITs – 1.3%
603,740	Independence Realty Trust, Inc. REIT	13,161,532

Retail REITs – 1.8%
176,637	Acadia Realty Trust REIT	4,073,249
73,929	Agree Realty Corp. REIT	5,455,960
244,838	Tanger, Inc. REIT	8,679,507

		18,208,716

Semiconductors & Semiconductor Equipment – 1.3%
56,917	Ambarella, Inc.*	3,496,411
38,701	Axcelis Technologies, Inc.*	2,120,428
129,590	Cohu, Inc.*	2,547,739
34,298	Rambus, Inc.*	1,916,915
85,046	Semtech Corp.*	3,247,907

		13,329,400

Software – 1.1%
72,216	BlackLine, Inc.*	3,488,033
21,745	Commvault Systems, Inc.*	3,708,827
87,795	Tenable Holdings, Inc.*	3,348,501

		10,545,361

Specialty Retail – 2.8%
27,558	AutoNation, Inc.*	5,025,753
133,772	Camping World Holdings, Inc., Class A	2,607,216
21,557	Group 1 Automotive, Inc.	9,907,166
77,842	Shoe Carnival, Inc.	1,723,422

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
170,722	Valvoline, Inc.*	$6,296,227
76,980	Victoria’s Secret & Co.*	2,057,675

		27,617,459

Textiles, Apparel & Luxury Goods – 0.6%
141,634	Capri Holdings Ltd.*	3,113,116
29,218	Crocs, Inc.*	2,909,236

		6,022,352

Trading Companies & Distributors – 1.4%
78,057	Beacon Roofing Supply, Inc.*	9,009,339
52,900	Boise Cascade Co.	5,483,614

		14,492,953

Wireless Telecommunication Services – 0.3%
75,169	Telephone and Data Systems, Inc.	2,713,601

TOTAL COMMON STOCKS (Cost $759,954,637)		982,495,879

Shares	Dividend Rate	Value

Investment Company – 1.4%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
13,783,068	4.287%	13,783,068
(Cost $13,783,068)

TOTAL INVESTMENTS – 99.9% (Cost $773,737,705)		$996,278,947

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		705,242

NET ASSETS – 100.0%		$996,984,189

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%

Aerospace & Defense – 1.8%
4,533	Curtiss-Wright Corp.	$1,458,085
6,295	Moog, Inc., Class A	1,073,234

		2,531,319

Automobiles – 0.2%
20,198	Rivian Automotive, Inc., Class A*	239,144

Banks – 9.3%
27,122	East West Bancorp, Inc.	2,561,131
36,805	Pacific Premier Bancorp, Inc.	879,271
14,088	Pinnacle Financial Partners, Inc.	1,609,695
30,684	Prosperity Bancshares, Inc.	2,355,304
18,415	SouthState Corp.	1,856,232
42,179	Webster Financial Corp.	2,375,521
13,449	Wintrust Financial Corp.	1,673,997

		13,311,151

Biotechnology – 0.9%
4,088	Crinetics Pharmaceuticals, Inc.*	146,269
6,287	Cytokinetics, Inc.*	289,202
7,272	Exact Sciences Corp.*	344,765
1,561	United Therapeutics Corp.*	499,598

		1,279,834

Broadline Retail – 0.4%
5,730	Ollie’s Bargain Outlet Holdings, Inc.*	593,112

Capital Markets – 3.6%
4,020	Evercore, Inc., Class A	972,036
34,809	Jefferies Financial Group, Inc.	2,304,356
17,470	Stifel Financial Corp.	1,855,139

		5,131,531

Chemicals – 1.9%
18,050	HB Fuller Co.	1,024,157
13,339	RPM International, Inc.	1,652,569

		2,676,726

Construction & Engineering – 2.9%
13,165	AECOM	1,317,158
15,809	Arcosa, Inc.	1,326,059
9,129	Granite Construction, Inc.	753,873
5,502	MasTec, Inc.*	718,506

		4,115,596

Consumer Finance – 1.8%
22,595	Encore Capital Group, Inc.*	852,170
5,992	FirstCash Holdings, Inc.	672,782
21,078	OneMain Holdings, Inc.	1,132,732

		2,657,684

Consumer Staples Distribution & Retail – 2.0%
18,527	BJ’s Wholesale Club Holdings, Inc.*	1,876,044
2,451	Casey’s General Stores, Inc.	1,015,229

		2,891,273

Containers & Packaging – 3.0%
4,027	Avery Dennison Corp.	756,955
16,746	Crown Holdings, Inc.	1,500,944

Shares	Description	Value

Common Stocks – (continued)

Containers & Packaging – (continued)
39,344	Graphic Packaging Holding Co.	$1,049,698
18,754	Silgan Holdings, Inc.	1,018,530

		4,326,127

Diversified Telecommunication Services – –%
3,739	GCI Liberty, Inc., Class A*(a)	—

Electric Utilities – 2.8%
14,844	IDACORP, Inc.	1,750,256
42,114	TXNM Energy, Inc.	2,200,457

		3,950,713

Electrical Equipment – 2.0%
20,398	nVent Electric PLC	1,230,815
12,639	Regal Rexnord Corp.	1,635,487

		2,866,302

Electronic Equipment, Instruments & Components – 5.2%
14,267	Coherent Corp.*	1,072,736
23,520	Flex Ltd.*	891,173
6,055	Jabil, Inc.	938,041
54,471	Knowles Corp.*	903,674
12,614	Sanmina Corp.*	1,033,339
14,893	TD SYNNEX Corp.	2,047,638
1,680	Zebra Technologies Corp., Class A*	529,284

		7,415,885

Energy Equipment & Services – 1.1%
19,362	Noble Corp. PLC	501,476
38,126	TechnipFMC PLC (United Kingdom)	1,122,429

		1,623,905

Financial Services – 4.1%
68,144	MGIC Investment Corp.	1,677,024
16,555	Mr Cooper Group, Inc.*	1,860,285
14,604	PennyMac Financial Services, Inc.	1,513,705
12,051	Voya Financial, Inc.	870,805

		5,921,819

Ground Transportation – 0.8%
2,871	Saia, Inc.*	1,175,502

Health Care Equipment & Supplies – 2.1%
19,342	Enovis Corp.*	747,568
17,805	Globus Medical, Inc., Class A*	1,430,098
19,192	QuidelOrtho Corp.*	767,488

		2,945,154

Health Care Providers & Services – 0.3%
48,672	NeoGenomics, Inc.*	486,233

Hotels, Restaurants & Leisure – 1.4%
6,947	Churchill Downs, Inc.	823,219
10,775	Wyndham Hotels & Resorts, Inc.	1,167,256

		1,990,475

Household Durables – 2.7%
18,484	Meritage Homes Corp.	1,339,536
13,383	Toll Brothers, Inc.	1,494,078

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Household Durables – (continued)
3,418	TopBuild Corp.*	$1,047,241

		3,880,855

Industrial REITs – 1.2%
46,338	STAG Industrial, Inc. REIT	1,667,241

Insurance – 5.5%
11,963	American Financial Group, Inc.	1,510,687
30,917	CNO Financial Group, Inc.	1,288,930
4,145	Everest Group Ltd.	1,464,097
8,816	Globe Life, Inc.	1,123,423
24,397	Kemper Corp.	1,648,749
9,623	Selective Insurance Group, Inc.	828,011

		7,863,897

IT Services – 0.9%
18,480	ASGN, Inc.*	1,245,182

Leisure Products – 0.5%
11,022	Brunswick Corp.	670,689

Life Sciences Tools & Services – 1.3%
19,532	Bio-Techne Corp.	1,206,101
11,953	Bruker Corp.	564,421

		1,770,522

Machinery – 5.7%
9,702	Crane Co.	1,581,329
13,850	Esab Corp.	1,735,405
91,243	Gates Industrial Corp. PLC*	1,974,499
16,411	Pentair PLC	1,545,916
8,965	SPX Technologies, Inc.*	1,305,752

		8,142,901

Media – 0.9%
5,429	Nexstar Media Group, Inc.	918,315
18,333	TEGNA, Inc.	333,661

		1,251,976

Metals & Mining – 2.9%
14,959	ATI, Inc.*	870,015
21,075	Commercial Metals Co.	1,020,873
5,118	Reliance, Inc.	1,520,865
5,103	Royal Gold, Inc.	750,141

		4,161,894

Mortgage Real Estate Investment Trusts (REITs) – 1.7%
67,443	Annaly Capital Management, Inc. REIT	1,481,049
83,175	Ladder Capital Corp. REIT	987,287

		2,468,336

Multi-Utilities – 1.3%
44,703	NiSource, Inc.	1,824,329

Office REITs – 1.2%
24,810	Cousins Properties, Inc. REIT	752,487
33,169	Highwoods Properties, Inc. REIT	966,213

		1,718,700

Oil, Gas & Consumable Fuels – 4.6%
9,489	Chord Energy Corp.	1,084,593
26,393	EQT Corp.	1,271,351

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
27,280	HF Sinclair Corp.	$962,165
93,809	Permian Resources Corp.	1,321,769
54,222	Range Resources Corp.	2,012,721

		6,652,599

Professional Services – 1.7%
2,955	CACI International, Inc., Class A*	989,482
31,173	KBR, Inc.	1,528,412

		2,517,894

Real Estate Management & Development – 1.4%
53,308	Cushman & Wakefield PLC*	633,832
5,209	Jones Lang LaSalle, Inc.*	1,416,275

		2,050,107

Residential REITs – 2.7%
41,198	American Homes 4 Rent, Class A REIT	1,524,738
19,434	Equity LifeStyle Properties, Inc. REIT	1,332,784
48,186	Independence Realty Trust, Inc. REIT	1,050,455

		3,907,977

Retail REITs – 2.0%
36,660	Regency Centers Corp. REIT	2,811,822

Semiconductors & Semiconductor Equipment – 2.3%
7,338	MACOM Technology Solutions Holdings, Inc.*	848,713
9,444	MKS Instruments, Inc.	867,148
4,174	Onto Innovation, Inc.*	607,985
8,733	Qorvo, Inc.*	634,802
10,364	Semtech Corp.*	395,801

		3,354,449

Software – 0.3%
11,892	Tenable Holdings, Inc.*	453,561

Specialized REITs – 0.9%
32,753	CubeSmart REIT	1,352,044

Specialty Retail – 3.4%
6,290	AutoNation, Inc.*	1,147,107
4,823	Dick’s Sporting Goods, Inc.	1,085,657
2,885	Five Below, Inc.*	250,678
7,520	Floor & Decor Holdings, Inc., Class A*	726,658
3,500	Group 1 Automotive, Inc.	1,608,530

		4,818,630

Textiles, Apparel & Luxury Goods – 1.4%
10,656	Crocs, Inc.*	1,061,018
15,589	Skechers USA, Inc., Class A*	950,773

		2,011,791

Trading Companies & Distributors – 3.2%
2,350	Applied Industrial Technologies, Inc.	588,863
16,792	Beacon Roofing Supply, Inc.*	1,938,133
7,853	Boise Cascade Co.	814,042

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – (continued)
6,982	WESCO International, Inc.	$1,260,041

		4,601,079

TOTAL COMMON STOCKS (Cost $115,427,080)		139,327,960

Shares	Dividend Rate	Value

Investment Company – 1.7%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,401,990	4.287%	2,401,990
(Cost $2,401,990)

TOTAL INVESTMENTS – 99.0% (Cost $117,829,070)		$141,729,950

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,414,727

NET ASSETS – 100.0%		$143,144,677

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $301,600,904, $50,756,294 and $344,616,195, respectively)	$416,249,142	$60,110,716	$450,639,352
Investments in affiliated issuers, at value (cost $618, $696,129 and $2,246,431, respectively)	618	696,129	2,246,431
Cash	440,934	48,587	524,038
Receivables:
Dividends	634,775	73,106	548,401
Fund shares sold	49,674	101,044	57,345
Foreign tax reclaims	25,138	236	—
Reimbursement from investment adviser	10,482	9,385	9,798
Investments sold	—	—	6,863,261
Other assets	50,076	33,630	55,589

Total assets	417,460,839	61,072,833	460,944,215

Liabilities:

Payables:
Fund shares redeemed	132,826	32,204	91,828
Management fees	81,553	11,826	90,110
Distribution and Service fees and Transfer Agency fees	32,906	967	18,422
Investments purchased	—	—	7,030,865
Accrued expenses	91,737	34,999	89,640

Total liabilities	339,022	79,996	7,320,865

Net Assets:

Paid-in capital	290,060,390	49,009,640	328,083,777
Total distributable earnings	127,061,427	11,983,197	125,539,573

NET ASSETS	$417,121,817	$60,992,837	$453,623,350

Net Assets:
Class A	$326,140,829	$1,845,891	$89,058,434
Class C	4,137,794	290,649	5,838,531
Institutional	19,672,148	5,590,762	129,836,521
Service	84,271	—	1,082,703
Investor	3,405,669	5,193,975	4,650,793
Class R6	7,709,043	2,063,798	3,515,400
Class R	861,491	18,056	2,778,324
Class P	55,110,572	45,989,706	216,862,644
Total Net Assets	$417,121,817	$60,992,837	$453,623,350
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,791,574	117,345	5,398,828
Class C	92,121	18,755	384,164
Institutional	399,733	352,997	7,738,668
Service	1,745	—	65,977
Investor	71,086	329,279	281,918
Class R6	156,623	130,693	201,967
Class R	18,055	1,145	176,778
Class P	1,119,982	2,911,083	12,460,710
Net asset value, offering and redemption price per share:(a)
Class A	$48.02	$15.73	$16.50
Class C	44.92	15.50	15.20
Institutional	49.21	15.84	16.78
Service	48.30	—	16.41
Investor	47.91	15.77	16.50
Class R6	49.22	15.79	17.41
Class R	47.71	15.77	15.72
Class P	49.21	15.80	17.40

(a)

Maximum public offering price per share for Class A Shares of the Equity Income Fund, Focused Value Fund and Large Cap Value Fund is $50.81, $16.65 and $17.46, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued) February 28, 2025 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $904,983,054, $759,954,637 and $115,427,080, respectively)	$1,101,093,522	$982,495,879	$139,327,960
Investments in affiliated issuers, at value (cost $8,776,958, $13,783,068 and $2,401,990, respectively)	8,776,958	13,783,068	2,401,990
Cash	761,670	792,926	519,628
Receivables:
Investments sold	14,986,991	3,773,258	916,334
Dividends	956,285	700,557	66,638
Fund shares sold	343,907	607,240	71,766
Securities lending income	722	289	4
Reimbursement from investment adviser	—	31,230	9,030
Other assets	51,872	48,667	52,457

Total assets	1,126,971,927	1,002,233,114	143,365,807

Liabilities:

Payables:
Investments purchased	17,815,599	3,428,962	—
Fund shares redeemed	805,270	1,103,221	137,572
Management fees	252,157	304,257	35,147
Distribution and Service fees and Transfer Agency fees	77,439	37,667	1,958
Accrued expenses	182,506	374,818	46,453

Total liabilities	19,132,971	5,248,925	221,130

Net Assets:

Paid-in capital	861,800,488	752,554,039	120,815,009
Total distributable earnings	246,038,468	244,430,150	22,329,668

NET ASSETS	$1,107,838,956	$996,984,189	$143,144,677

Net Assets:
Class A	$421,480,783	$206,179,674	$2,415,771
Class C	5,100,382	967,928	562,527
Institutional	286,933,989	229,864,097	15,392,360
Service	26,228,503	6,780,604	—
Investor	94,351,587	19,330,124	4,702,591
Class R6	106,062,490	268,253,903	26,612,823
Class R	18,652,604	30,122,752	100,151
Class P	149,028,618	235,485,107	93,358,454
Total Net Assets	$1,107,838,956	$996,984,189	$143,144,677
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	11,658,706	6,064,799	151,114
Class C	178,712	67,483	36,768
Institutional	7,784,095	5,705,098	946,980
Service	750,897	214,694	—
Investor	2,716,187	578,944	291,184
Class R6	2,880,511	6,666,329	1,638,846
Class R	545,577	939,040	6,280
Class P	4,047,869	5,852,315	5,752,935
Net asset value, offering and redemption price per share:(a)
Class A	$36.15	$34.00	$15.99
Class C	28.54	14.34	15.30
Institutional	36.86	40.29	16.25
Service	34.93	31.58	—
Investor	34.74	33.39	16.15
Class R6	36.82	40.24	16.24
Class R	34.19	32.08	15.95
Class P	36.82	40.24	16.23

(a)

Maximum public offering price per share for Class A Shares of the Mid Cap Value Fund, Small Cap Value Fund and Small/Mid Cap Value Fund is $38.25, $35.98 and $16.92, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations For the Six Months Ended February 28, 2025 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $– and $720, respectively)	$4,438,668	$546,257	$4,113,007

Dividends — affiliated issuers	10,743	12,118	47,454

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	1,945	—	—

Total Investment Income	4,451,356	558,375	4,160,461

Expenses:

Management fees	1,408,875	199,142	1,699,382

Distribution and/or Service (12b-1) fees(a)	422,597	2,686	142,906

Transfer Agency fees(a)	261,621	12,832	136,239

Registration fees	56,323	49,729	55,206

Professional fees	53,375	53,468	53,112

Printing and mailing costs	42,851	21,435	33,675

Custody, accounting and administrative services	32,472	12,959	30,936

Trustee fees	14,627	14,245	14,682

Service fees — Class C	5,165	249	7,631

Shareholder Administration fees — Service Shares	168	—	1,316

Other	6,700	3,535	7,091

Total expenses	2,304,774	370,280	2,182,176

Less — expense reductions	(380,000)	(167,502)	(422,046)

Net expenses	1,924,774	202,778	1,760,130

NET INVESTMENT INCOME	2,526,582	355,597	2,400,331

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	12,965,098	3,999,394	27,623,214

Foreign currency transactions	1,693	—	(5)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	7,510,370	(972,007)	(8,248,445)

Foreign currency translations	—	(17)	—

Net realized and unrealized gain	20,477,161	3,027,370	19,374,764

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,003,743	$3,382,967	$21,775,095

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Equity Income Fund	$404,852	$15,495	$168	$2,082	$242,912	$3,099	$3,913	$27	$2,590	$1,086	$625	$7,369
Focused Value Fund	1,853	746	—	87	1,112	149	1,028	—	3,609	299	26	6,609
Large Cap Value Fund	111,725	22,892	1,316	6,973	67,035	4,578	26,104	211	3,401	478	2,092	32,340

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued) For the Six Months Ended February 28, 2025 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,499, $44,008 and $–, respectively)	$10,786,782	$8,430,696	$1,090,664

Dividends — affiliated issuers	185,240	147,506	36,641

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	1,355	20,360	101

Total Investment Income	10,973,377	8,598,562	1,127,406

Expenses:

Management fees	4,338,246	5,406,428	602,777

Distribution and/or Service (12b-1) fees(a)	652,179	375,510	5,844

Transfer Agency fees(a)	526,446	350,060	28,615

Printing and mailing costs	81,179	102,263	24,875

Registration fees	62,475	69,594	47,021

Custody, accounting and administrative services	62,266	80,953	18,801

Professional fees	53,892	54,023	53,348

Shareholder Administration fees — Service Shares	34,512	10,144	—

Trustee fees	15,464	15,460	14,351

Service fees — Class C	6,835	1,341	813

Other	13,176	23,648	5,505

Total expenses	5,846,670	6,489,424	801,950

Less — expense reductions	(34,489)	(572,643)	(163,424)

Net expenses	5,812,181	5,916,781	638,526

NET INVESTMENT INCOME	5,161,196	2,681,781	488,880

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	79,412,448	74,854,302	2,183,565

Foreign currency transactions	8,120	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(50,181,837)	(84,833,595)	(6,721,488)

Foreign currency translations	(16)	—	—

Net realized and unrealized gain (loss)	29,238,715	(9,979,293)	(4,537,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,399,911	$(7,297,512)	$(4,049,043)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Mid Cap Value Fund	$547,591	$20,505	$34,512	$49,571	$328,556	$4,101	$60,831	$5,522	$72,882	$16,089	$14,871	$23,594
Small Cap Value Fund	279,701	4,023	10,143	81,643	167,821	805	57,074	1,623	19,236	44,159	24,493	34,849
Small/Mid Cap Value Fund	3,142	2,439	—	263	1,885	488	3,702	—	3,905	4,110	79	14,446

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Focused Value Fund
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$2,526,582	$5,913,092	$355,597	$760,950

Net realized gain	12,966,791	32,675,373	3,999,394	3,886,118

Net change in unrealized gain (loss)	7,510,370	37,288,629	(972,024)	5,833,608

Net increase in net assets resulting from operations	23,003,743	75,877,094	3,382,967	10,480,676

Distributions to shareholders:

From distributable earnings:

Class A Shares	(27,278,893)	(13,432,507)	(122,319)	(8,993)

Class C Shares	(353,072)	(166,369)	(13,202)	(514)

Institutional Shares	(1,649,546)	(962,141)	(460,339)	(40,641)

Service Shares	(7,608)	(4,012)	–	–

Investor Shares	(292,861)	(178,617)	(402,420)	(230)

Class R6 Shares	(605,115)	(286,056)	(176,320)	(243)

Class R Shares	(69,405)	(30,475)	(1,334)	(533)

Class P Shares	(4,589,629)	(1,802,226)	(3,864,721)	(695,465)

Total distributions to shareholders	(34,846,129)	(16,862,403)	(5,040,655)	(746,619)

From share transactions:

Proceeds from sales of shares	42,282,454	15,471,112	9,750,763	12,927,412

Reinvestment of distributions	10,201,157	16,554,956	1,846,300	746,619

Cost of shares redeemed	(28,947,378)	(89,022,011)	(5,631,051)	(13,703,967)

Net increase (decrease) in net assets resulting from share transactions	23,536,233	(56,995,943)	5,966,012	(29,936)

TOTAL INCREASE	11,693,847	2,018,748	4,308,324	9,704,121

Net Assets:

Beginning of period	$405,427,970	$403,409,222	$56,684,513	$46,980,392

End of period	$417,121,817	$405,427,970	$60,992,837	$56,684,513

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Value Fund		Mid Cap Value Fund
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$2,400,331	$5,360,377	$5,161,196	$9,097,651

Net realized gain	27,623,209	38,709,683	79,420,568	51,391,771

Net change in unrealized gain (loss)	(8,248,445)	50,462,721	(50,181,853)	125,701,137

Net increase in net assets resulting from operations	21,775,095	94,532,781	34,399,911	186,190,559

Distributions to shareholders:

From distributable earnings:

Class A Shares	(9,784,589)	(4,718,280)	(29,533,099)	(19,926,417)

Class C Shares	(683,220)	(415,123)	(424,562)	(313,678)

Institutional Shares	(14,500,655)	(7,608,539)	(20,756,026)	(15,261,356)

Service Shares	(117,532)	(53,526)	(1,850,239)	(1,276,414)

Investor Shares	(517,027)	(189,186)	(6,863,789)	(3,882,128)

Class R6 Shares	(352,060)	(140,563)	(7,436,609)	(4,565,476)

Class R Shares	(311,390)	(232,201)	(1,352,197)	(928,135)

Class P Shares	(23,325,551)	(11,344,187)	(10,635,540)	(7,704,303)

Total distributions to shareholders	(49,592,024)	(24,701,605)	(78,852,061)	(53,857,907)

From share transactions:

Proceeds from sales of shares	41,791,055	20,032,017	115,738,811	208,881,145

Reinvestment of distributions	19,135,045	24,310,006	28,444,802	51,092,460

Cost of shares redeemed	(32,886,792)	(82,173,605)	(207,529,716)	(328,371,525)

Net increase (decrease) in net assets resulting from share transactions	28,039,308	(37,831,582)	(63,346,103)	(68,397,920)

TOTAL INCREASE (DECREASE)	222,379	31,999,594	(107,798,253)	63,934,732

Net Assets:

Beginning of period	$453,400,971	$421,401,377	$1,215,637,209	$1,151,702,477

End of period	$453,623,350	$453,400,971	$1,107,838,956	$1,215,637,209

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Fund		Small/Mid Cap Value Fund
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$2,681,781	$7,339,359	$488,880	$935,802

Net realized gain	74,854,302	230,675,283	2,183,565	12,944,840

Net change in unrealized gain (loss)	(84,833,595)	(49,605,839)	(6,721,488)	8,295,025

Net increase (decrease) in net assets resulting from operations	(7,297,512)	188,408,803	(4,049,043)	22,175,667

Distributions to shareholders:

From distributable earnings:

Class A Shares	(44,600,975)	(10,561,785)	(45,131)	(14,532)

Class C Shares	(385,634)	(82,198)	(7,756)	–

Institutional Shares	(47,622,163)	(22,662,987)	(386,678)	(206,693)

Service Shares	(1,630,463)	(578,093)	–	–

Investor Shares	(4,696,033)	(2,216,137)	(106,671)	(70,022)

Class R6 Shares	(51,317,108)	(18,226,558)	(599,514)	(238,483)

Class R Shares	(6,534,651)	(1,602,322)	(1,679)	(393)

Class P Shares	(39,897,883)	(8,853,867)	(2,055,339)	(845,088)

Total distributions to shareholders	(196,684,910)	(64,783,947)	(3,202,768)	(1,375,211)

From share transactions:

Proceeds from sales of shares	248,569,539	236,999,084	16,265,119	26,351,934

Reinvestment of distributions	41,658,339	62,580,861	1,909,261	1,375,161

Cost of shares redeemed	(301,371,316)	(920,311,288)	(22,954,910)	(114,268,720)

Net decrease in net assets resulting from share transactions	(11,143,438)	(620,731,343)	(4,780,530)	(86,541,625)

TOTAL DECREASE	(215,125,860)	(497,106,487)	(12,032,341)	(65,741,169)

Net Assets:

Beginning of period	$1,212,110,049	$1,709,216,536	$155,177,018	$220,918,187

End of period	$996,984,189	$1,212,110,049	$143,144,677	$155,177,018

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$49.46		$42.36	$41.89	$47.25	$37.94	$38.96

Net investment income(a)	0.29		0.67	0.78	0.71	0.59	0.62

Net realized and unrealized gain (loss)	2.48		8.41	1.93	(2.31)	9.28	0.58

Total from investment operations	2.77		9.08	2.71	(1.60)	9.87	1.20

Distributions to shareholders from net investment income	(0.37)		(0.69)	(0.77)	(0.73)	(0.56)	(0.65)

Distributions to shareholders from net realized gains	(3.84)		(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(4.21)		(1.98)	(2.24)	(3.76)	(0.56)	(2.22)

Net asset value, end of period	$48.02		$49.46	$42.36	$41.89	$47.25	$37.94

Total Return(b)	5.80%		22.17%	6.55%	(3.79)%	26.23%	3.08%

Net assets, end of period (in 000’s)	$326,141		$327,114	$294,458	$300,621	$334,886	$292,009

Ratio of net expenses to average net assets	0.99	%(c)	1.01%	1.04%	1.04%	1.04%	1.08%

Ratio of total expenses to average net assets	1.19	%(c)	1.20%	1.19%	1.18%	1.20%	1.25%

Ratio of net investment income to average net assets	1.19	%(c)	1.50%	1.86%	1.58%	1.40%	1.67%

Portfolio turnover rate(d)	17%		31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$46.51		$39.95	$39.62	$44.89	$36.06	$37.12

Net investment income(a)	0.10		0.31	0.44	0.36	0.26	0.34

Net realized and unrealized gain (loss)	2.35		7.91	1.83	(2.19)	8.82	0.54

Total from investment operations	2.45		8.22	2.27	(1.83)	9.08	0.88

Distributions to shareholders from net investment income	(0.20)		(0.37)	(0.47)	(0.41)	(0.25)	(0.37)

Distributions to shareholders from net realized gains	(3.84)		(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(4.04)		(1.66)	(1.94)	(3.44)	(0.25)	(1.94)

Net asset value, end of period	$44.92		$46.51	$39.95	$39.62	$44.89	$36.06

Total Return(b)	5.44%		21.24%	5.75%	(4.51)%	25.26%	2.33%

Net assets, end of period (in 000’s)	$4,138		$4,154	$4,327	$4,651	$6,026	$5,477

Ratio of net expenses to average net assets	1.74	%(c)	1.76%	1.79%	1.79%	1.79%	1.83%

Ratio of total expenses to average net assets	1.94	%(c)	1.95%	1.94%	1.93%	1.95%	2.00%

Ratio of net investment income to average net assets	0.44	%(c)	0.75%	1.11%	0.84%	0.65%	0.94%

Portfolio turnover rate(d)	17%		31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$50.59		$43.28	$42.76	$48.15	$38.65	$39.66

Net investment income(a)	0.37		0.81	0.93	0.87	0.75	0.76

Net realized and unrealized gain (loss)	2.54		8.61	1.96	(2.37)	9.44	0.58

Total from investment operations	2.91		9.42	2.89	(1.50)	10.19	1.34

Distributions to shareholders from net investment income	(0.45)		(0.82)	(0.90)	(0.86)	(0.69)	(0.78)

Distributions to shareholders from net realized gains	(3.84)		(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(4.29)		(2.11)	(2.37)	(3.89)	(0.69)	(2.35)

Net asset value, end of period	$49.21		$50.59	$43.28	$42.76	$48.15	$38.65

Total Return(b)	5.95%		22.54%	6.86%	(3.49)%	26.63%	3.41%

Net assets, end of period (in 000’s)	$19,672		$19,719	$25,845	$31,702	$33,660	$22,592

Ratio of net expenses to average net assets	0.69	%(c)	0.71%	0.74%	0.73%	0.73%	0.74%

Ratio of total expenses to average net assets	0.83	%(c)	0.84%	0.82%	0.81%	0.83%	0.86%

Ratio of net investment income to average net assets	1.49	%(c)	1.80%	2.18%	1.90%	1.73%	2.00%

Portfolio turnover rate(d)	17%		31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Service Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$49.70		$42.56	$42.08	$47.45	$38.08	$39.10

Net investment income(a)	0.28		0.58	0.70	0.63	0.48	0.57

Net realized and unrealized gain (loss)	2.48		8.44	1.94	(2.33)	9.35	0.57

Total from investment operations	2.76		9.02	2.64	(1.70)	9.83	1.14

Distributions to shareholders from net investment income	(0.32)		(0.59)	(0.69)	(0.64)	(0.46)	(0.59)

Distributions to shareholders from net realized gains	(3.84)		(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(4.16)		(1.88)	(2.16)	(3.67)	(0.46)	(2.16)

Net asset value, end of period	$48.30		$49.70	$42.56	$42.08	$47.45	$38.08

Total Return(b)	5.72%		21.93%	6.33%	(3.98)%	26.01%	2.89%

Net assets, end of period (in 000’s)	$84		$91	$93	$90	$103	$161

Ratio of net expenses to average net assets	1.19	%(c)	1.21%	1.24%	1.23%	1.23%	1.24%

Ratio of total expenses to average net assets	1.33	%(c)	1.34%	1.31%	1.31%	1.33%	1.37%

Ratio of net investment income to average net assets	1.16	%(c)	1.30%	1.67%	1.39%	1.16%	1.52%

Portfolio turnover rate(d)	17%		31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$49.35		$42.27	$41.82	$47.18	$37.88	$38.91

Net investment income(a)	0.35		0.77	0.88	0.83	0.69	0.71

Net realized and unrealized gain (loss)	2.49		8.39	1.92	(2.32)	9.27	0.58

Total from investment operations	2.84		9.16	2.80	(1.49)	9.96	1.29

Distributions to shareholders from net investment income	(0.44)		(0.79)	(0.88)	(0.84)	(0.66)	(0.75)

Distributions to shareholders from net realized gains	(3.84)		(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(4.28)		(2.08)	(2.35)	(3.87)	(0.66)	(2.32)

Net asset value, end of period	$47.91		$49.35	$42.27	$41.82	$47.18	$37.88

Total Return(b)	5.95%		22.47%	6.78%	(3.55)%	26.54%	3.33%

Net assets, end of period (in 000’s)	$3,406		$3,489	$4,197	$4,394	$3,042	$2,384

Ratio of net expenses to average net assets	0.74	%(c)	0.76%	0.79%	0.79%	0.80%	0.83%

Ratio of total expenses to average net assets	0.94	%(c)	0.95%	0.94%	0.93%	0.95%	0.99%

Ratio of net investment income to average net assets	1.44	%(c)	1.74%	2.10%	1.86%	1.66%	1.92%

Portfolio turnover rate(d)	17%		31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$50.59		$43.28	$42.76	$48.15	$38.65	$39.66

Net investment income(a)	0.37		0.82	0.93	0.87	0.75	0.76

Net realized and unrealized gain (loss)	2.55		8.60	1.96	(2.36)	9.44	0.58

Total from investment operations	2.92		9.42	2.89	(1.49)	10.19	1.34

Distributions to shareholders from net investment income	(0.45)		(0.82)	(0.90)	(0.87)	(0.69)	(0.78)

Distributions to shareholders from net realized gains	(3.84)		(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(4.29)		(2.11)	(2.37)	(3.90)	(0.69)	(2.35)

Net asset value, end of period	$49.22		$50.59	$43.28	$42.76	$48.15	$38.65

Total Return(b)	5.98%		22.55%	6.87%	(3.48)%	26.64%	3.42%

Net assets, end of period (in 000’s)	$7,709		$7,057	$5,817	$6,582	$6,981	$5,378

Ratio of net expenses to average net assets	0.68	%(c)	0.69%	0.73%	0.72%	0.72%	0.73%

Ratio of total expenses to average net assets	0.82	%(c)	0.83%	0.81%	0.80%	0.82%	0.86%

Ratio of net investment income to average net assets	1.50	%(c)	1.82%	2.17%	1.90%	1.73%	2.00%

Portfolio turnover rate(d)	17%		31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$49.17		$42.12	$41.62	$46.98	$37.73	$38.75

Net investment income(a)	0.23		0.55	0.67	0.60	0.49	0.53

Net realized and unrealized gain (loss)	2.46		8.37	1.92	(2.31)	9.22	0.57

Total from investment operations	2.69		8.92	2.59	(1.71)	9.71	1.10

Distributions to shareholders from net investment income	(0.31)		(0.58)	(0.62)	(0.62)	(0.46)	(0.55)

Distributions to shareholders from net realized gains	(3.84)		(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(4.15)		(1.87)	(2.09)	(3.65)	(0.46)	(2.12)

Net asset value, end of period	$47.71		$49.17	$42.12	$41.62	$46.98	$37.73

Total Return(b)	5.66%		21.89%	6.23%	(4.02)%	25.91%	2.82%

Net assets, end of period (in 000’s)	$861		$818	$676	$630	$1,337	$1,131

Ratio of net expenses to average net assets	1.24	%(c)	1.26%	1.29%	1.29%	1.29%	1.33%

Ratio of total expenses to average net assets	1.44	%(c)	1.45%	1.44%	1.43%	1.45%	1.50%

Ratio of net investment income to average net assets	0.94	%(c)	1.26%	1.61%	1.34%	1.15%	1.42%

Portfolio turnover rate(d)	17%		31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$50.58		$43.27	$42.75	$48.14	$38.64	$39.65

Net investment income(a)	0.37		0.81	0.93	0.88	0.76	0.76

Net realized and unrealized gain (loss)	2.55		8.61	1.96	(2.37)	9.43	0.59

Total from investment operations	2.92		9.42	2.89	(1.49)	10.19	1.35

Distributions to shareholders from net investment income	(0.45)		(0.82)	(0.90)	(0.87)	(0.69)	(0.79)

Distributions to shareholders from net realized gains	(3.84)		(1.29)	(1.47)	(3.03)	–	(1.57)

Total distributions	(4.29)		(2.11)	(2.37)	(3.90)	(0.69)	(2.36)

Net asset value, end of period	$49.21		$50.58	$43.27	$42.75	$48.14	$38.64

Total Return(b)	5.98%		22.55%	6.87%	(3.48)%	26.65%	3.43%

Net assets, end of period (in 000’s)	$55,111		$42,986	$67,997	$57,277	$40,099	$20,492

Ratio of net expenses to average net assets	0.68	%(c)	0.70%	0.73%	0.72%	0.72%	0.73%

Ratio of total expenses to average net assets	0.82	%(c)	0.83%	0.81%	0.80%	0.82%	0.85%

Ratio of net investment income to average net assets	1.49	%(c)	1.81%	2.17%	1.94%	1.74%	2.04%

Portfolio turnover rate(d)	17%		31%	32%	17%	44%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.19		$13.39	$13.07	$14.86	$11.25	$10.69

Net investment income(a)	0.08		0.17	0.15	0.10	0.07	0.09

Net realized and unrealized gain (loss)	0.89		2.84	1.47	(0.96)	3.76	0.62

Total from investment operations	0.97		3.01	1.62	(0.86)	3.83	0.71

Distributions to shareholders from net investment income	(0.17)		(0.18)	(0.13)	(0.07)	(0.08)	(0.04)

Distributions to shareholders from net realized gains	(1.26)		(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(1.43)		(0.21)	(1.30)	(0.93)	(0.22)	(0.15)

Net asset value, end of period	$15.73		$16.19	$13.39	$13.07	$14.86	$11.25

Total Return(b)	5.97%		22.68%	12.87%	(6.29)%	34.43%	6.60%

Net assets, end of period (in 000’s)	$1,846		$1,397	$419	$312	$369	$148

Ratio of net expenses to average net assets	1.01	%(c)	1.01%	1.03%	1.04%	1.04%	1.09%

Ratio of total expenses to average net assets	1.63	%(c)	1.68%	1.72%	1.72%	2.27%	4.71%

Ratio of net investment income to average net assets	0.93	%(c)	1.17%	1.13%	0.73%	0.51%	0.83%

Portfolio turnover rate(d)	60%		85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.93		$13.10	$12.85	$14.65	$11.11	$10.60

Net investment income (loss)(a)	0.01		0.06	0.06	–	(0.03)	0.01

Net realized and unrealized gain (loss)	0.89		2.80	1.42	(0.94)	3.71	0.61

Total from investment operations	0.90		2.86	1.48	(0.94)	3.68	0.62

Distributions to shareholders from net investment income	(0.07)		–	(0.06)	–	–	–

Distributions to shareholders from net realized gains	(1.26)		(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(1.33)		(0.03)	(1.23)	(0.86)	(0.14)	(0.11)

Net asset value, end of period	$15.50		$15.93	$13.10	$12.85	$14.65	$11.11

Total Return(b)	5.59%		21.85%	11.91%	(6.93)%	33.34%	5.85%

Net assets, end of period (in 000’s)	$291		$160	$212	$326	$49	$32

Ratio of net expenses to average net assets	1.76	%(c)	1.76%	1.78%	1.79%	1.79%	1.85%

Ratio of total expenses to average net assets	2.37	%(c)	2.46%	2.48%	2.43%	2.99%	5.81%

Ratio of net investment income (loss) to average net assets	0.17	%(c)	0.46%	0.44%	0.04%	(0.24)%	0.06%

Portfolio turnover rate(d)	60%		85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.31		$13.46	$13.14	$14.92	$11.29	$10.72

Net investment income(a)	0.10		0.22	0.19	0.16	0.11	0.12

Net realized and unrealized gain (loss)	0.90		2.86	1.46	(0.97)	3.77	0.63

Total from investment operations	1.00		3.08	1.65	(0.81)	3.88	0.75

Distributions to shareholders from net investment income	(0.21)		(0.20)	(0.16)	(0.11)	(0.11)	(0.07)

Distributions to shareholders from net realized gains	(1.26)		(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(1.47)		(0.23)	(1.33)	(0.97)	(0.25)	(0.18)

Net asset value, end of period	$15.84		$16.31	$13.46	$13.14	$14.92	$11.29

Total Return(b)	6.11%		23.16%	13.13%	(5.98)%	34.80%	7.00%

Net assets, end of period (in 000’s)	$5,591		$4,836	$2,310	$2,167	$5,999	$871

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.71%	0.73%	0.73%	0.76%

Ratio of total expenses to average net assets	1.27	%(c)	1.33%	1.36%	1.41%	1.65%	4.65%

Ratio of net investment income to average net assets	1.25	%(c)	1.50%	1.46%	1.10%	0.82%	1.13%

Portfolio turnover rate(d)	60%		85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.24		$13.41	$13.09	$14.88	$11.26	$10.69

Net investment income(a)	0.10		0.23	0.18	0.14	0.09	0.11

Net realized and unrealized gain (loss)	0.90		2.82	1.47	(0.96)	3.77	0.63

Total from investment operations	1.00		3.05	1.65	(0.82)	3.86	0.74

Distributions to shareholders from net investment income	(0.21)		(0.19)	(0.16)	(0.11)	(0.10)	(0.06)

Distributions to shareholders from net realized gains	(1.26)		(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(1.47)		(0.22)	(1.33)	(0.97)	(0.24)	(0.17)

Net asset value, end of period	$15.77		$16.24	$13.41	$13.09	$14.88	$11.26

Total Return(b)	6.09%		23.01%	13.11%	(6.06)%	34.71%	6.92%

Net assets, end of period (in 000’s)	$5,194		$4,895	$14	$12	$13	$34

Ratio of net expenses to average net assets	0.76	%(c)	0.76%	0.78%	0.80%	0.80%	0.85%

Ratio of total expenses to average net assets	1.38	%(c)	1.39%	1.47%	1.47%	2.61%	4.81%

Ratio of net investment income to average net assets	1.17	%(c)	1.51%	1.38%	0.97%	0.69%	1.04%

Portfolio turnover rate(d)	60%		85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.26		$13.43	$13.11	$14.89	$11.27	$10.71

Net investment income(a)	0.10		0.22	0.19	0.15	0.10	0.12

Net realized and unrealized gain (loss)	0.90		2.84	1.47	(0.95)	3.77	0.62

Total from investment operations	1.00		3.06	1.66	(0.80)	3.87	0.74

Distributions to shareholders from net investment income	(0.21)		(0.20)	(0.17)	(0.12)	(0.11)	(0.07)

Distributions to shareholders from net realized gains	(1.26)		(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(1.47)		(0.23)	(1.34)	(0.98)	(0.25)	(0.18)

Net asset value, end of period	$15.79		$16.26	$13.43	$13.11	$14.89	$11.27

Total Return(b)	6.14%		23.08%	13.17%	(5.90)%	34.79%	6.92%

Net assets, end of period (in 000’s)	$2,064		$1,961	$14	$12	$13	$34

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.69%	0.72%	0.72%	0.75%

Ratio of total expenses to average net assets	1.26	%(c)	1.25%	1.34%	1.33%	2.48%	4.67%

Ratio of net investment income to average net assets	1.25	%(c)	1.46%	1.47%	1.05%	0.77%	1.13%

Portfolio turnover rate(d)	60%		85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.08		$13.28	$12.98	$14.76	$11.20	$10.65

Net investment income(a)	0.06		0.13	0.12	0.07	0.03	0.06

Net realized and unrealized gain (loss)	0.89		2.83	1.44	(0.95)	3.74	0.61

Total from investment operations	0.95		2.96	1.56	(0.88)	3.77	0.67

Distributions to shareholders from net investment income	–		(0.13)	(0.09)	(0.04)	(0.07)	(0.01)

Distributions to shareholders from net realized gains	(1.26)		(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(1.26)		(0.16)	(1.26)	(0.90)	(0.21)	(0.12)

Net asset value, end of period	$15.77		$16.08	$13.28	$12.98	$14.76	$11.20

Total Return(b)	5.79%		22.44%	12.51%	(6.47)%	34.04%	6.27%

Net assets, end of period (in 000’s)	$18		$56	$46	$41	$43	$33

Ratio of net expenses to average net assets	1.26	%(c)	1.26%	1.28%	1.29%	1.29%	1.35%

Ratio of total expenses to average net assets	1.88	%(c)	1.93%	1.97%	1.96%	2.69%	5.31%

Ratio of net investment income to average net assets	0.78	%(c)	0.93%	0.89%	0.47%	0.23%	0.55%

Portfolio turnover rate(d)	60%		85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Focused Value Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.27		$13.43	$13.11	$14.90	$11.28	$10.71

Net investment income(a)	0.10		0.22	0.19	0.15	0.11	0.12

Net realized and unrealized gain (loss)	0.90		2.85	1.47	(0.96)	3.76	0.63

Total from investment operations	1.00		3.07	1.66	(0.81)	3.87	0.75

Distributions to shareholders from net investment income	(0.21)		(0.20)	(0.17)	(0.12)	(0.11)	(0.07)

Distributions to shareholders from net realized gains	(1.26)		(0.03)	(1.17)	(0.86)	(0.14)	(0.11)

Total distributions	(1.47)		(0.23)	(1.34)	(0.98)	(0.25)	(0.18)

Net asset value, end of period	$15.80		$16.27	$13.43	$13.11	$14.90	$11.28

Total Return(b)	6.13%		23.14%	13.17%	(5.96)%	34.76%	7.03%

Net assets, end of period (in 000’s)	$45,990		$43,381	$43,965	$40,108	$33,202	$8,657

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.70%	0.72%	0.72%	0.74%

Ratio of total expenses to average net assets	1.26	%(c)	1.32%	1.35%	1.33%	1.80%	4.45%

Ratio of net investment income to average net assets	1.25	%(c)	1.51%	1.47%	1.04%	0.82%	1.16%

Portfolio turnover rate(d)	60%		85%	82%	78%	78%	102%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.64		$15.02	$15.03	$17.86	$13.92	$14.42

Net investment income(a)	0.07		0.16	0.15	0.15	0.12	0.16

Net realized and unrealized gain (loss)	0.75		3.37	1.15	(0.95)	4.31	0.18

Total from investment operations	0.82		3.53	1.30	(0.80)	4.43	0.34

Distributions to shareholders from net investment income	(0.19)		(0.17)	(0.16)	(0.12)	(0.16)	(0.17)

Distributions to shareholders from net realized gains	(1.77)		(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(1.96)		(0.91)	(1.31)	(2.03)	(0.49)	(0.84)

Net asset value, end of period	$16.50		$17.64	$15.02	$15.03	$17.86	$13.92

Total Return(b)	4.78%		24.71%	8.88%	(5.23)%	32.64%	1.97%

Net assets, end of period (in 000’s)	$89,058		$89,817	$77,915	$77,259	$87,359	$74,559

Ratio of net expenses to average net assets	1.00	%(c)	1.01%	1.04%	1.04%	1.04%	1.07%

Ratio of total expenses to average net assets	1.24	%(c)	1.25%	1.24%	1.22%	1.24%	1.28%

Ratio of net investment income to average net assets	0.83	%(c)	1.04%	1.04%	0.93%	0.74%	1.13%

Portfolio turnover rate(d)	35%		51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021		2020

Per Share Data

Net asset value, beginning of period	$16.33		$13.94	$14.04	$16.80	$13.12		$13.64

Net investment income(a)	0.01		0.05	0.04	0.03	–		0.05

Net realized and unrealized gain (loss)	0.68		3.12	1.06	(0.88)	4.06		0.17

Total from investment operations	0.69		3.17	1.10	(0.85)	4.06		0.22

Distributions to shareholders from net investment income	(0.05)		(0.04)	(0.05)	–	(0.05)		(0.07)

Distributions to shareholders from net realized gains	(1.77)		(0.74)	(1.15)	(1.91)	(0.33)		(0.67)

Total distributions	(1.82)		(0.78)	(1.20)	(1.91)	(0.38)		(0.74)

Net asset value, end of period	$15.20		$16.33	$13.94	$14.04	$16.80		$13.12

Total Return(b)	4.36%		23.78%	8.03%	(5.87)%	31.59%		1.21%

Net assets, end of period (in 000’s)	$5,839		$6,774	$8,198	$10,176	$12,948		$17,422

Ratio of net expenses to average net assets	1.75	%(c)	1.76%	1.79%	1.79%	1.79%		1.82%

Ratio of total expenses to average net assets	1.99	%(c)	2.00%	1.99%	1.97%	1.99%		2.03%

Ratio of net investment income to average net assets	0.09	%(c)	0.31%	0.30%	0.18%	–	%(d)	0.39%

Portfolio turnover rate(e)	35%		51%	57%	46%	53%		64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Amount is less than 0.005%.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.93		$15.25	$15.25	$18.08	$14.08	$14.58

Net investment income(a)	0.10		0.21	0.20	0.21	0.17	0.20

Net realized and unrealized gain (loss)	0.75		3.43	1.15	(0.96)	4.37	0.19

Total from investment operations	0.85		3.64	1.35	(0.75)	4.54	0.39

Distributions to shareholders from net investment income	(0.23)		(0.22)	(0.20)	(0.17)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	(1.77)		(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(2.00)		(0.96)	(1.35)	(2.08)	(0.54)	(0.89)

Net asset value, end of period	$16.78		$17.93	$15.25	$15.25	$18.08	$14.08

Total Return(b)	4.92%		25.08%	9.16%	(4.88)%	33.08%	2.26%

Net assets, end of period (in 000’s)	$129,837		$132,227	$127,436	$155,700	$181,806	$140,814

Ratio of net expenses to average net assets	0.70	%(c)	0.71%	0.73%	0.73%	0.73%	0.76%

Ratio of total expenses to average net assets	0.88	%(c)	0.89%	0.87%	0.85%	0.87%	0.90%

Ratio of net investment income to average net assets	1.13	%(c)	1.35%	1.35%	1.24%	1.04%	1.43%

Portfolio turnover rate(d)	35%		51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Service Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.54		$14.95	$14.97	$17.78	$13.86	$14.36

Net investment income(a)	0.05		0.13	0.12	0.12	0.09	0.13

Net realized and unrealized gain (loss)	0.74		3.34	1.14	(0.93)	4.29	0.19

Total from investment operations	0.79		3.47	1.26	(0.81)	4.38	0.32

Distributions to shareholders from net investment income	(0.15)		(0.14)	(0.13)	(0.09)	(0.13)	(0.15)

Distributions to shareholders from net realized gains	(1.77)		(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(1.92)		(0.88)	(1.28)	(2.00)	(0.46)	(0.82)

Net asset value, end of period	$16.41		$17.54	$14.95	$14.97	$17.78	$13.86

Total Return(b)	4.67%		24.38%	8.66%	(5.33)%	32.36%	1.80%

Net assets, end of period (in 000’s)	$1,083		$1,055	$964	$835	$846	$836

Ratio of net expenses to average net assets	1.20	%(c)	1.21%	1.23%	1.23%	1.23%	1.26%

Ratio of total expenses to average net assets	1.38	%(c)	1.39%	1.37%	1.35%	1.37%	1.40%

Ratio of net investment income to average net assets	0.64	%(c)	0.84%	0.85%	0.74%	0.55%	0.94%

Portfolio turnover rate(d)	35%		51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.66		$15.04	$15.05	$17.87	$13.93	$14.43

Net investment income(a)	0.09		0.20	0.19	0.19	0.16	0.19

Net realized and unrealized gain (loss)	0.75		3.37	1.15	(0.94)	4.31	0.19

Total from investment operations	0.84		3.57	1.34	(0.75)	4.47	0.38

Distributions to shareholders from net investment income	(0.23)		(0.21)	(0.20)	(0.16)	(0.20)	(0.21)

Distributions to shareholders from net realized gains	(1.77)		(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(2.00)		(0.95)	(1.35)	(2.07)	(0.53)	(0.88)

Net asset value, end of period	$16.50		$17.66	$15.04	$15.05	$17.87	$13.93

Total Return(b)	4.90%		24.94%	9.16%	(4.94)%	32.92%	2.22%

Net assets, end of period (in 000’s)	$4,651		$4,301	$6,907	$3,318	$3,559	$3,460

Ratio of net expenses to average net assets	0.75	%(c)	0.76%	0.79%	0.79%	0.79%	0.82%

Ratio of total expenses to average net assets	0.99	%(c)	1.00%	0.99%	0.97%	0.99%	1.03%

Ratio of net investment income to average net assets	1.08	%(c)	1.27%	1.27%	1.19%	0.99%	1.37%

Portfolio turnover rate(d)	35%		51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.53		$15.73	$15.69	$18.54	$14.43	$14.92

Net investment income(a)	0.10		0.22	0.21	0.21	0.17	0.21

Net realized and unrealized gain (loss)	0.79		3.54	1.19	(0.97)	4.48	0.19

Total from investment operations	0.89		3.76	1.40	(0.76)	4.65	0.40

Distributions to shareholders from net investment income	(0.24)		(0.22)	(0.21)	(0.18)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	(1.77)		(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(2.01)		(0.96)	(1.36)	(2.09)	(0.54)	(0.89)

Net asset value, end of period	$17.41		$18.53	$15.73	$15.69	$18.54	$14.43

Total Return(b)	4.94%		25.10%	9.17%	(4.86)%	33.05%	2.29%

Net assets, end of period (in 000’s)	$3,515		$2,916	$2,233	$2,245	$1,958	$1,636

Ratio of net expenses to average net assets	0.69	%(c)	0.70%	0.72%	0.72%	0.72%	0.75%

Ratio of total expenses to average net assets	0.87	%(c)	0.88%	0.86%	0.84%	0.86%	0.89%

Ratio of net investment income to average net assets	1.15	%(c)	1.35%	1.36%	1.26%	1.06%	1.43%

Portfolio turnover rate(d)	35%		51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.86		$14.40	$14.47	$17.27	$13.47	$13.97

Net investment income(a)	0.05		0.12	0.11	0.11	0.07	0.12

Net realized and unrealized gain (loss)	0.71		3.22	1.10	(0.91)	4.18	0.17

Total from investment operations	0.76		3.34	1.21	(0.80)	4.25	0.29

Distributions to shareholders from net investment income	(0.13)		(0.14)	(0.13)	(0.09)	(0.12)	(0.12)

Distributions to shareholders from net realized gains	(1.77)		(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(1.90)		(0.88)	(1.28)	(2.00)	(0.45)	(0.79)

Net asset value, end of period	$15.72		$16.86	$14.40	$14.47	$17.27	$13.47

Total Return(b)	4.66%		24.38%	8.60%	(5.46)%	32.32%	1.70%

Net assets, end of period (in 000’s)	$2,778		$2,741	$4,114	$3,437	$3,269	$2,932

Ratio of net expenses to average net assets	1.25	%(c)	1.26%	1.29%	1.29%	1.29%	1.32%

Ratio of total expenses to average net assets	1.49	%(c)	1.50%	1.49%	1.47%	1.49%	1.53%

Ratio of net investment income to average net assets	0.58	%(c)	0.80%	0.78%	0.69%	0.49%	0.89%

Portfolio turnover rate(d)	35%		51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$18.53		$15.73	$15.68	$18.54	$14.43	$14.92

Net investment income(a)	0.10		0.22	0.21	0.21	0.17	0.21

Net realized and unrealized gain (loss)	0.78		3.54	1.20	(0.98)	4.48	0.19

Total from investment operations	0.88		3.76	1.41	(0.77)	4.65	0.40

Distributions to shareholders from net investment income	(0.24)		(0.22)	(0.21)	(0.18)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	(1.77)		(0.74)	(1.15)	(1.91)	(0.33)	(0.67)

Total distributions	(2.01)		(0.96)	(1.36)	(2.09)	(0.54)	(0.89)

Net asset value, end of period	$17.40		$18.53	$15.73	$15.68	$18.54	$14.43

Total Return(b)	4.87%		25.10%	9.24%	(4.92)%	33.05%	2.29%

Net assets, end of period (in 000’s)	$216,863		$213,570	$193,633	$197,335	$207,926	$154,720

Ratio of net expenses to average net assets	0.69	%(c)	0.70%	0.72%	0.72%	0.72%	0.75%

Ratio of total expenses to average net assets	0.87	%(c)	0.88%	0.86%	0.84%	0.86%	0.89%

Ratio of net investment income to average net assets	1.14	%(c)	1.36%	1.36%	1.26%	1.05%	1.45%

Portfolio turnover rate(d)	35%		51%	57%	46%	53%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$37.67		$33.63	$36.32	$44.72	$31.22	$32.33

Net investment income(a)	0.13		0.21	0.19	0.13	–	0.16

Net realized and unrealized gain (loss)	0.96		5.43	1.57	(1.59)	13.63	(0.22)

Total from investment operations	1.09		5.64	1.76	(1.46)	13.63	(0.06)

Distributions to shareholders from net investment income	(0.27)		(0.20)	(0.17)	(0.11)	(0.13)	(0.18)

Distributions to shareholders from net realized gains	(2.34)		(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.03)

Total distributions	(2.61)		(1.60)	(4.45)	(6.94)	(0.13)	(1.05)

Net asset value, end of period	$36.15		$37.67	$33.63	$36.32	$44.72	$31.22

Total Return(b)	2.67%		17.34%	4.97%	(4.46)%	43.77%	(0.41)%

Net assets, end of period (in 000’s)	$421,481		$437,847	$435,463	$458,090	$536,384	$424,878

Ratio of net expenses to average net assets	1.19	%(c)	1.19%	1.19%	1.20%	1.21%	1.24%

Ratio of total expenses to average net assets	1.20	%(c)	1.20%	1.21%	1.21%	1.21%	1.24%

Ratio of net investment income to average net assets	0.70	%(c)	0.60%	0.57%	0.33%	0.01%	0.52%

Portfolio turnover rate(d)	43%		56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$30.16		$27.25	$30.26	$38.53	$27.00	$28.10

Net investment loss(a)	(0.01)		(0.04)	(0.05)	(0.14)	(0.24)	(0.02)

Net realized and unrealized gain (loss)	0.79		4.36	1.32	(1.30)	11.77	(0.24)

Total from investment operations	0.78		4.32	1.27	(1.44)	11.53	(0.26)

Distributions to shareholders from net investment income	(0.06)		–	(4.28)	(6.83)	–	(0.81)

Distributions to shareholders from net realized gains	(2.34)		(1.40)	–	–	–	(0.03)

Total distributions	(2.40)		(1.40)	(4.28)	(6.83)	–	(0.84)

Net asset value, end of period	$28.54		$30.17	$27.25	$30.26	$38.53	$27.00

Total Return(b)	2.32%		16.40%	4.24%	(5.20)%	42.70%	(1.14)%

Net assets, end of period (in 000’s)	$5,100		$5,581	$6,558	$9,337	$12,836	$16,230

Ratio of net expenses to average net assets	1.94	%(c)	1.94%	1.94%	1.95%	1.96%	1.99%

Ratio of total expenses to average net assets	1.95	%(c)	1.95%	1.96%	1.96%	1.96%	1.99%

Ratio of net investment loss to average net assets	(0.04	)%(c)	(0.13)%	(0.17)%	(0.42)%	(0.73)%	(0.07)%

Portfolio turnover rate(d)	43%		56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$38.42		$34.27	$36.92	$45.34	$31.65	$32.76

Net investment income(a)	0.20		0.34	0.32	0.28	0.15	0.26

Net realized and unrealized gain (loss)	0.97		5.53	1.61	(1.62)	13.80	(0.19)

Total from investment operations	1.17		5.87	1.93	(1.34)	13.95	0.07

Distributions to shareholders from net investment income	(0.39)		(0.32)	(0.30)	(0.25)	(0.26)	(0.30)

Distributions to shareholders from net realized gains	(2.34)		(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.04)

Total distributions	(2.73)		(1.72)	(4.58)	(7.08)	(0.26)	(1.18)

Net asset value, end of period	$36.86		$38.42	$34.27	$36.92	$45.34	$31.65

Total Return(b)	2.84%		17.74%	5.39%	(4.12)%	44.27%	(0.03)%

Net assets, end of period (in 000’s)	$286,934		$326,248	$318,000	$298,877	$331,383	$271,283

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.83%	0.84%	0.86%

Ratio of total expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.84%	0.84%	0.86%

Ratio of net investment income to average net assets	1.06	%(c)	0.95%	0.93%	0.71%	0.38%	0.82%

Portfolio turnover rate(d)	43%		56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Service Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$36.45		$32.59	$35.32	$43.69	$30.50	$31.58

Net investment income (loss)(a)	0.10		0.15	0.14	0.08	(0.04)	0.13

Net realized and unrealized gain (loss)	0.93		5.25	1.54	(1.55)	13.31	(0.23)

Total from investment operations	1.03		5.40	1.68	(1.47)	13.27	(0.10)

Distributions to shareholders from net investment income	(0.21)		(0.14)	(0.13)	(0.07)	(0.08)	(0.11)

Distributions to shareholders from net realized gains	(2.34)		(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.03)

Total distributions	(2.55)		(1.54)	(4.41)	(6.90)	(0.08)	(0.98)

Net asset value, end of period	$34.93		$36.45	$32.59	$35.32	$43.69	$30.50

Total Return(b)	2.61%		17.13%	4.86%	(4.60)%	43.57%	(0.52)%

Net assets, end of period (in 000’s)	$26,229		$28,250	$27,582	$34,533	$34,851	$30,424

Ratio of net expenses to average net assets	1.34	%(c)	1.34%	1.33%	1.33%	1.34%	1.36%

Ratio of total expenses to average net assets	1.34	%(c)	1.34%	1.34%	1.34%	1.34%	1.36%

Ratio of net investment income (loss) to average net assets	0.55	%(c)	0.45%	0.42%	0.20%	(0.12)%	0.43%

Portfolio turnover rate(d)	43%		56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$36.33		$32.50	$35.26	$43.60	$30.44	$31.55

Net investment income(a)	0.17		0.28	0.27	0.25	0.10	0.22

Net realized and unrealized gain (loss)	0.94		5.24	1.52	(1.55)	13.28	(0.19)

Total from investment operations	1.11		5.52	1.79	(1.30)	13.38	0.03

Distributions to shareholders from net investment income	(0.36)		(0.29)	(0.27)	(0.21)	(0.22)	(0.26)

Distributions to shareholders from net realized gains	(2.34)		(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.04)

Total distributions	(2.70)		(1.69)	(4.55)	(7.04)	(0.22)	(1.14)

Net asset value, end of period	$34.74		$36.33	$32.50	$35.26	$43.60	$30.44

Total Return(b)	2.83%		17.61%	5.24%	(4.21)%	44.11%	(0.16)%

Net assets, end of period (in 000’s)	$94,352		$98,243	$76,816	$68,948	$42,206	$33,249

Ratio of net expenses to average net assets	0.94	%(c)	0.94%	0.94%	0.95%	0.96%	0.99%

Ratio of total expenses to average net assets	0.95	%(c)	0.95%	0.96%	0.96%	0.96%	0.99%

Ratio of net investment income to average net assets	0.96	%(c)	0.85%	0.82%	0.65%	0.26%	0.72%

Portfolio turnover rate(d)	43%		56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$38.38		$34.24	$36.90	$45.31	$31.62	$32.74

Net investment income(a)	0.20		0.34	0.32	0.29	0.15	0.25

Net realized and unrealized gain (loss)	0.98		5.52	1.60	(1.61)	13.80	(0.18)

Total from investment operations	1.18		5.86	1.92	(1.32)	13.95	0.07

Distributions to shareholders from net investment income	(0.40)		(0.32)	(0.30)	(0.26)	(0.26)	(0.27)

Distributions to shareholders from net realized gains	(2.34)		(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.08)

Total distributions	(2.74)		(1.72)	(4.58)	(7.09)	(0.26)	(1.19)

Net asset value, end of period	$36.82		$38.38	$34.24	$36.90	$45.31	$31.62

Total Return(b)	2.86%		17.74%	5.38%	(4.09)%	44.33%	(0.05)%

Net assets, end of period (in 000’s)	$106,062		$104,310	$89,605	$83,400	$80,114	$54,633

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.82%	0.83%	0.85%

Ratio of total expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.83%	0.85%

Ratio of net investment income to average net assets	1.06	%(c)	0.96%	0.94%	0.72%	0.39%	0.82%

Portfolio turnover rate(d)	43%		56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$35.72		$31.99	$34.76	$43.09	$30.09	$31.20

Net investment income (loss)(a)	0.08		0.12	0.10	0.04	(0.09)	0.10

Net realized and unrealized gain (loss)	0.91		5.15	1.51	(1.52)	13.14	(0.24)

Total from investment operations	0.99		5.27	1.61	(1.48)	13.05	(0.14)

Distributions to shareholders from net investment income	(0.18)		(0.14)	(0.10)	(0.02)	(0.05)	(0.10)

Distributions to shareholders from net realized gains	(2.34)		(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.03)

Total distributions	(2.52)		(1.54)	(4.38)	(6.85)	(0.05)	(0.97)

Net asset value, end of period	$34.19		$35.72	$31.99	$34.76	$43.09	$30.09

Total Return(b)	2.56%		17.03%	4.72%	(4.68)%	43.41%	(0.65)%

Net assets, end of period (in 000’s)	$18,653		$19,808	$19,373	$18,760	$21,249	$17,015

Ratio of net expenses to average net assets	1.44	%(c)	1.44%	1.44%	1.45%	1.46%	1.49%

Ratio of total expenses to average net assets	1.45	%(c)	1.45%	1.46%	1.46%	1.46%	1.49%

Ratio of net investment income (loss) to average net assets	0.46	%(c)	0.35%	0.32%	0.09%	(0.23)%	0.32%

Portfolio turnover rate(d)	43%		56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$38.37		$34.23	$36.89	$45.30	$31.62	$32.73

Net investment income(a)	0.21		0.34	0.32	0.29	0.15	0.26

Net realized and unrealized gain (loss)	0.98		5.52	1.60	(1.61)	13.79	(0.19)

Total from investment operations	1.19		5.86	1.92	(1.32)	13.94	0.07

Distributions to shareholders from net investment income	(0.40)		(0.32)	(0.30)	(0.26)	(0.26)	(0.33)

Distributions to shareholders from net realized gains	(2.34)		(1.40)	(4.28)	(6.83)	–	(0.84)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.01)

Total distributions	(2.74)		(1.72)	(4.58)	(7.09)	(0.26)	(1.18)

Net asset value, end of period	$36.82		$38.37	$34.23	$36.89	$45.30	$31.62

Total Return(b)	2.88%		17.74%	5.38%	(4.09)%	44.30%	(0.02)%

Net assets, end of period (in 000’s)	$149,029		$195,350	$178,305	$176,827	$191,790	$129,680

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.82%	0.83%	0.85%

Ratio of total expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.83%	0.85%

Ratio of net investment income to average net assets	1.09	%(c)	0.96%	0.94%	0.71%	0.39%	0.82%

Portfolio turnover rate(d)	43%		56%	64%	69%	66%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$42.27		$38.16	$44.45	$60.69	$40.60	$47.20

Net investment income (loss)(a)	0.05		0.12	0.20	0.10	(0.08)	0.20

Net realized and unrealized gain (loss)	0.02		5.74	0.98	(4.46)	20.27	(4.48)

Total from investment operations	0.07		5.86	1.18	(4.36)	20.19	(4.28)

Distributions to shareholders from net investment income	(0.47)		(0.29)	(0.17)	(0.03)	(0.10)	(0.26)

Distributions to shareholders from net realized gains	(7.87)		(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(8.34)		(1.75)	(7.47)	(11.88)	(0.10)	(2.32)

Net asset value, end of period	$34.00		$42.27	$38.16	$44.45	$60.69	$40.60

Total Return(b)	(0.98)%		15.90%	2.71%	(9.33)%	49.77%	(9.92)%

Net assets, end of period (in 000’s)	$206,180		$236,140	$248,764	$333,814	$468,122	$413,666

Ratio of net expenses to average net assets	1.27	%(c)	1.27%	1.29%	1.29%	1.30%	1.34%

Ratio of total expenses to average net assets	1.44	%(c)	1.43%	1.41%	1.36%	1.36%	1.37%

Ratio of net investment income (loss) to average net assets	0.24	%(c)	0.32%	0.52%	0.20%	(0.15)%	0.47%

Portfolio turnover rate(d)	37%		83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$22.41		$21.07	$27.87	$42.63	$28.68	$33.97

Net investment loss(a)	(0.04)		(0.09)	(0.05)	(0.18)	(0.33)	(0.02)

Net realized and unrealized gain (loss)	0.23		3.07	0.61	(2.73)	14.28	(3.21)

Total from investment operations	0.19		2.98	0.56	(2.91)	13.95	(3.23)

Distributions to shareholders from net investment income	(0.39)		(0.18)	(0.06)	–	–	–

Distributions to shareholders from net realized gains	(7.87)		(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(8.26)		(1.64)	7.36	(11.85)	–	(2.06)

Net asset value, end of period	$14.34		$22.41	$21.07	$27.87	$42.63	$28.68

Total Return(b)	(1.37)%		15.01%	1.96%	(10.00)%	48.69%	(10.61)%

Net assets, end of period (in 000’s)	$968		$1,155	$1,146	$1,788	$2,204	$3,220

Ratio of net expenses to average net assets	2.02	%(c)	2.02%	2.04%	2.04%	2.05%	2.09%

Ratio of total expenses to average net assets	2.19	%(c)	2.18%	2.15%	2.11%	2.11%	2.12%

Ratio of net investment loss to average net assets	(0.48	)%(c)	(0.43)%	(0.23)%	(0.54)%	(0.89)%	(0.05)%

Portfolio turnover rate(d)	37%		83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$48.64		$43.64	$49.82	$66.58	$44.52	$51.56

Net investment income(a)	0.16		0.25	0.36	0.30	0.11	0.35

Net realized and unrealized gain (loss)	(0.08)		6.60	1.07	(5.02)	22.22	(4.87)

Total from investment operations	0.08		6.85	1.43	(4.72)	22.33	(4.52)

Distributions to shareholders from net investment income	(0.56)		(0.39)	(0.31)	(0.19)	(0.27)	(0.46)

Distributions to shareholders from net realized gains	(7.87)		(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(8.43)		(1.85)	(7.61)	(12.04)	(0.27)	(2.52)

Net asset value, end of period	$40.29		$48.64	$43.64	$49.82	$66.58	$44.52

Total Return(b)	(0.87)%		16.22%	2.96%	(9.02)%	50.29%	(9.60)%

Net assets, end of period (in 000’s)	$229,864		$348,969	$630,611	$1,446,222	$2,331,482	$2,454,781

Ratio of net expenses to average net assets	1.01	%(c)	1.02%	1.00%	0.97%	0.96%	0.96%

Ratio of total expenses to average net assets	1.08	%(c)	1.07%	1.03%	0.99%	0.99%	0.99%

Ratio of net investment income to average net assets	0.71	%(c)	0.58%	0.79%	0.51%	0.19%	0.74%

Portfolio turnover rate(d)	37%		83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Service Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$39.75		$35.99	$42.36	$58.44	$39.10	$45.50

Net investment income (loss)(a)	0.05		0.03	0.11	0.01	(0.15)	0.16

Net realized and unrealized gain (loss)	–		5.40	0.93	(4.24)	19.51	(4.35)

Total from investment operations	0.05		5.43	1.04	(4.23)	19.36	(4.19)

Distributions to shareholders from net investment income	(0.35)		(0.21)	(0.11)	–	(0.02)	(0.15)

Distributions to shareholders from net realized gains	(7.87)		(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(8.22)		(1.67)	(7.41)	(11.85)	(0.02)	(2.21)

Net asset value, end of period	$31.58		$39.75	$35.99	$42.36	$58.44	$39.10

Total Return(b)	(1.12)%		15.63%	2.46%	(9.48)%	49.53%	(10.04)%

Net assets, end of period (in 000’s)	$6,781		$9,907	$14,083	$17,138	$27,102	$39,295

Ratio of net expenses to average net assets	1.51	%(c)	1.52%	1.51%	1.47%	1.46%	1.46%

Ratio of total expenses to average net assets	1.58	%(c)	1.57%	1.54%	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	0.25	%(c)	0.08%	0.29%	0.01%	(0.31)%	0.39%

Portfolio turnover rate(d)	37%		83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$41.69		$37.66	$43.99	$60.18	$40.26	$46.84

Net investment income(a)	0.19		0.21	0.31	0.24	0.05	0.27

Net realized and unrealized gain (loss)	(0.06)		5.67	0.94	(4.41)	20.09	(4.39)

Total from investment operations	0.13		5.88	1.25	(4.17)	20.14	(4.12)

Distributions to shareholders from net investment income	(0.56)		(0.39)	(0.28)	(0.17)	(0.22)	(0.40)

Distributions to shareholders from net realized gains	(7.87)		(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(8.43)		(1.85)	(7.58)	(12.02)	(0.22)	(2.46)

Net asset value, end of period	$33.39		$41.69	$37.66	$43.99	$60.18	$40.26

Total Return(b)	(0.86)%		16.20%	2.94%	(9.07)%	50.14%	(9.70)%

Net assets, end of period (in 000’s)	$19,330		$33,030	$71,845	$131,530	$140,918	$115,491

Ratio of net expenses to average net assets	1.02	%(c)	1.02%	1.04%	1.04%	1.04%	1.09%

Ratio of total expenses to average net assets	1.19	%(c)	1.18%	1.15%	1.11%	1.11%	1.12%

Ratio of net investment income to average net assets	0.97	%(c)	0.57%	0.78%	0.46%	0.09%	0.64%

Portfolio turnover rate(d)	37%		83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$48.60		$43.61	$49.78	$66.55	$44.50	$51.53

Net investment income(a)	0.12		0.26	0.37	0.31	0.11	0.35

Net realized and unrealized gain (loss)	(0.04)		6.59	1.08	(5.02)	22.22	(4.85)

Total from investment operations	0.08		6.85	1.45	(4.71)	22.33	(4.50)

Distributions to shareholders from net investment income	(0.57)		(0.40)	(0.32)	(0.21)	(0.28)	(0.47)

Distributions to shareholders from net realized gains	(7.87)		(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(8.44)		(1.86)	(7.62)	(12.06)	(0.28)	(2.53)

Net asset value, end of period	$40.24		$48.60	$43.61	$49.78	$66.55	$44.50

Total Return(b)	(0.85)%		16.21%	2.99%	(9.02)%	50.31%	(9.58)%

Net assets, end of period (in 000’s)	$268,254		$310,155	$443,791	$1,145,840	$1,436,954	$1,229,047

Ratio of net expenses to average net assets	0.99	%(c)	1.01%	0.99%	0.96%	0.95%	0.95%

Ratio of total expenses to average net assets	1.07	%(c)	1.06%	1.02%	0.98%	0.98%	0.98%

Ratio of net investment income to average net assets	0.52	%(c)	0.60%	0.82%	0.54%	0.19%	0.74%

Portfolio turnover rate(d)	37%		83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$40.29		$36.47	$42.82	$58.98	$39.48	$45.96

Net investment income (loss)(a)	–	(b)	0.03	0.10	(0.03)	(0.21)	0.13

Net realized and unrealized gain (loss)	0.05		5.47	0.94	(4.28)	19.71	(4.42)

Total from investment operations	0.05		5.50	1.04	(4.31)	19.50	(4.29)

Distributions to shareholders from net investment income	(0.39)		(0.22)	(0.09)	–	–	(0.13)

Distributions to shareholders from net realized gains	(7.87)		(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(8.26)		(1.68)	(7.39)	(11.85)	–	(2.19)

Net asset value, end of period	$32.08		$40.29	$36.47	$42.82	$58.98	$39.48

Total Return(c)	(1.12)%		15.62%	2.44%	(9.53)%	49.39%	(10.16)%

Net assets, end of period (in 000’s)	$30,123		$34,566	$35,901	$41,857	$62,339	$57,272

Ratio of net expenses to average net assets	1.52	%(d)	1.52%	1.54%	1.54%	1.55%	1.59%

Ratio of total expenses to average net assets	1.69	%(d)	1.68%	1.66%	1.61%	1.61%	1.62%

Ratio of net investment income (loss) to average net assets	(0.01	)%(d)	0.07%	0.26%	(0.06)%	(0.40)%	0.30%

Portfolio turnover rate(e)	37%		83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$48.60		$43.61	$49.79	$66.55	$44.50	$51.53

Net investment income(a)	0.10		0.25	0.35	0.31	0.11	0.34

Net realized and unrealized gain (loss)	(0.02)		6.60	1.09	(5.01)	22.22	(4.85)

Total from investment operations	0.08		6.85	1.44	(4.70)	22.33	(4.51)

Distributions to shareholders from net investment income	(0.57)		(0.40)	(0.32)	(0.21)	(0.28)	(0.46)

Distributions to shareholders from net realized gains	(7.87)		(1.46)	(7.30)	(11.85)	–	(2.06)

Total distributions	(8.44)		(1.86)	(7.62)	(12.06)	(0.28)	(2.52)

Net asset value, end of period	$40.24		$48.60	$43.61	$49.79	$66.55	$44.50

Total Return(b)	(0.84)%		16.21%	2.97%	(9.01)%	50.28%	(9.56)%

Net assets, end of period (in 000’s)	$235,485		$238,187	$263,075	$265,197	$333,524	$206,370

Ratio of net expenses to average net assets	0.99	%(c)	1.01%	1.00%	0.96%	0.95%	0.95%

Ratio of total expenses to average net assets	1.07	%(c)	1.06%	1.03%	0.98%	0.98%	0.98%

Ratio of net investment income to average net assets	0.44	%(c)	0.58%	0.80%	0.53%	0.18%	0.74%

Portfolio turnover rate(d)	37%		83%	71%	65%	64%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.75		$14.37	$14.86	$17.26	$11.50	$11.99

Net investment income(a)	0.03		0.04	0.06	0.05	0.01	0.06

Net realized and unrealized gain (loss)	(0.49)		2.43	0.50	(1.48)	5.80	(0.48)

Total from investment operations	(0.46)		2.47	0.56	(1.43)	5.81	(0.42)

Distributions to shareholders from net investment income	(0.13)		(0.09)	(0.08)	(0.04)	(0.05)	(0.07)

Distributions to shareholders from net realized gains	(0.17)		–	(0.97)	(0.93)	–	–

Total distributions	(0.30)		(0.09)	(1.05)	(0.97)	(0.05)	(0.07)

Net asset value, end of period	$15.99		$16.75	$14.37	$14.86	$17.26	$11.50

Total Return(b)	(2.82)%		17.29%	4.03%	(8.91)%	50.62%	(3.56)%

Net assets, end of period (in 000’s)	$2,416		$2,596	$2,279	$2,231	$2,034	$988

Ratio of net expenses to average net assets	1.17	%(c)	1.18%	1.20%	1.21%	1.21%	1.23%

Ratio of total expenses to average net assets	1.42	%(c)	1.44%	1.35%	1.34%	1.42%	1.50%

Ratio of net investment income to average net assets	0.30	%(c)	0.28%	0.43%	0.33%	0.07%	0.49%

Portfolio turnover rate(d)	24%		67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.99		$13.73	$14.26	$16.68	$11.17	$11.67

Net investment loss(a)	(0.04)		(0.06)	(0.04)	(0.07)	(0.10)	(0.01)

Net realized and unrealized gain (loss)	(0.47)		2.31	0.48	(1.42)	5.61	(0.49)

Total from investment operations	(0.51)		2.25	0.44	(1.49)	5.51	(0.50)

Distributions to shareholders from net investment income	(0.01)		–	–	–	–	–

Distributions to shareholders from net realized gains	(0.17)		–	(0.97)	(0.93)	–	–

Total distributions	(0.18)		–	–	–	–	–

Net asset value, end of period	$15.30		$15.98	$13.73	$14.26	$16.68	$11.17

Total Return(b)	(3.23)%		16.46%	3.25%	(9.56)%	49.46%	(4.36)%

Net assets, end of period (in 000’s)	$563		$680	$894	$997	$1,483	$948

Ratio of net expenses to average net assets	1.92	%(c)	1.93%	1.95%	1.96%	1.96%	1.98%

Ratio of total expenses to average net assets	2.17	%(c)	2.19%	2.10%	2.09%	2.17%	2.24%

Ratio of net investment loss to average net assets	(0.45	)%(c)	(0.45)%	(0.32)%	(0.44)%	(0.69)%	(0.07)%

Portfolio turnover rate(d)	24%		67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.05		$14.62	$15.11	$17.51	$11.67	$12.18

Net investment income(a)	0.08		0.10	0.11	0.12	0.07	0.09

Net realized and unrealized gain (loss)	(0.52)		2.47	0.50	(1.50)	5.87	(0.47)

Total from investment operations	(0.44)		2.57	0.61	(1.38)	5.94	(0.38)

Distributions to shareholders from net investment income	(0.19)		(0.14)	(0.13)	(0.09)	(0.10)	(0.13)

Distributions to shareholders from net realized gains	(0.17)		–	(0.97)	(0.93)	–	–

Total distributions	(0.36)		(0.14)	(1.10)	(1.02)	(0.10)	(0.13)

Net asset value, end of period	$16.25		$17.05	$14.62	$15.11	$17.51	$11.67

Total Return(b)	(2.63)%		17.72%	4.33%	(8.56)%	51.16%	(3.26)%

Net assets, end of period (in 000’s)	$15,392		$23,681	$24,274	$23,900	$18,472	$7,054

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.84%	0.84%	0.85%

Ratio of total expenses to average net assets	1.06	%(c)	1.08%	0.99%	0.97%	1.05%	1.12%

Ratio of net investment income to average net assets	0.93	%(c)	0.63%	0.79%	0.72%	0.44%	0.78%

Portfolio turnover rate(d)	24%		67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.94		$14.52	$15.00	$17.41	$11.59	$12.09

Net investment income(a)	0.05		0.08	0.10	0.09	0.07	0.08

Net realized and unrealized gain (loss)	(0.50)		2.46	0.50	(1.49)	5.82	(0.47)

Total from investment operations	(0.45)		2.54	0.60	(1.40)	5.89	(0.39)

Distributions to shareholders from net investment income	(0.17)		(0.12)	(0.11)	(0.08)	(0.07)	(0.11)

Distributions to shareholders from net realized gains	(0.17)		–	(0.97)	(0.93)	–	–

Total distributions	(0.34)		(0.12)	(1.08)	(1.01)	(0.07)	(0.11)

Net asset value, end of period	$16.15		$16.94	$14.52	$15.00	$17.41	$11.59

Total Return(b)	(2.74)%		17.64%	4.28%	(8.68)%	50.98%	(3.32)%

Net assets, end of period (in 000’s)	$4,703		$5,491	$9,219	$11,178	$13,553	$1,435

Ratio of net expenses to average net assets	0.92	%(c)	0.93%	0.95%	0.96%	0.96%	0.98%

Ratio of total expenses to average net assets	1.17	%(c)	1.18%	1.10%	1.08%	1.15%	1.26%

Ratio of net investment income to average net assets	0.55	%(c)	0.53%	0.69%	0.55%	0.40%	0.74%

Portfolio turnover rate(d)	24%		67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.04		$14.61	$15.09	$17.50	$11.66	$12.16

Net investment income(a)	0.05		0.10	0.11	0.12	0.07	0.09

Net realized and unrealized gain (loss)	(0.49)		2.47	0.51	(1.51)	5.87	(0.46)

Total from investment operations	(0.44)		2.57	0.62	(1.39)	5.94	(0.37)

Distributions to shareholders from net investment income	(0.19)		(0.14)	(0.13)	(0.09)	(0.10)	(0.13)

Distributions to shareholders from net realized gains	(0.17)		–	(0.97)	(0.93)	–	–

Total distributions	(0.36)		(0.14)	(1.10)	(1.02)	(0.10)	(0.13)

Net asset value, end of period	$16.24		$17.04	$14.61	$15.09	$17.50	$11.66

Total Return(b)	(2.67)%		17.69%	4.41%	(8.56)%	51.12%	(3.17)%

Net assets, end of period (in 000’s)	$26,613		$24,928	$91,082	$93,904	$97,324	$52,507

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.83%	0.84%

Ratio of total expenses to average net assets	1.05	%(c)	1.06%	0.98%	0.96%	1.04%	1.11%

Ratio of net investment income to average net assets	0.55	%(c)	0.66%	0.80%	0.70%	0.44%	0.79%

Portfolio turnover rate(d)	24%		67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Class R Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.69		$14.32	$14.82	$17.21	$11.46	$11.96

Net investment income (loss)(a)	–	(b)	0.01	0.03	0.01	(0.03)	0.03

Net realized and unrealized gain (loss)	(0.48)		2.41	0.49	(1.47)	5.78	(0.49)

Total from investment operations	(0.48)		2.42	0.52	(1.46)	5.75	(0.46)

Distributions to shareholders from net investment income	(0.09)		(0.05)	(0.05)	–	–	(0.04)

Distributions to shareholders from net realized gains	(0.17)		–	(0.97)	(0.93)	–	–

Total distributions	(0.26)		(0.05)	(1.02)	(0.93)	–	(0.04)

Net asset value, end of period	$15.95		$16.69	$14.32	$14.82	$17.21	$11.46

Total Return(c)	(2.93)%		16.97%	3.75%	(9.07)%	50.17%	(3.85)%

Net assets, end of period (in 000’s)	$100		$105	$107	$105	$99	$74

Ratio of net expenses to average net assets	1.42	%(d)	1.43%	1.45%	1.45%	1.46%	1.48%

Ratio of total expenses to average net assets	1.67	%(d)	1.69%	1.60%	1.58%	1.67%	1.76%

Ratio of net investment income (loss) to average net assets	0.03	%(d)	0.04%	0.18%	0.07%	(0.19)%	0.29%

Portfolio turnover rate(e)	24%		67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Value Fund

	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$17.03		$14.60	$15.09	$17.49	$11.66	$12.16

Net investment income(a)	0.05		0.10	0.11	0.12	0.07	0.09

Net realized and unrealized gain (loss)	(0.49)		2.47	0.50	(1.50)	5.86	(0.46)

Total from investment operations	(0.44)		2.57	0.61	(1.38)	5.93	(0.37)

Distributions to shareholders from net investment income	(0.19)		(0.14)	(0.13)	(0.09)	(0.10)	(0.13)

Distributions to shareholders from net realized gains	(0.17)		–	(0.97)	(0.93)	–	–

Total distributions	(0.36)		(0.14)	(1.10)	(1.02)	(0.10)	(0.13)

Net asset value, end of period	$16.23		$17.03	$14.60	$15.09	$17.49	$11.66

Total Return(b)	(2.67)%		17.76%	4.34%	(8.51)%	51.04%	(3.17)%

Net assets, end of period (in 000’s)	$93,358		$97,695	$93,063	$97,396	$92,056	$38,153

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.83%	0.84%

Ratio of total expenses to average net assets	1.05	%(c)	1.07%	0.98%	0.96%	1.04%	1.11%

Ratio of net investment income to average net assets	0.65	%(c)	0.63%	0.80%	0.70%	0.44%	0.79%

Portfolio turnover rate(d)	24%		67%	56%	90%	78%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Equity Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Focused Value Fund	A, C, Institutional, Investor, R6, R and P	Non-Diversified

Goldman Sachs Large Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Mid Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small/Mid Cap Value Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ and underlying funds’ (“Underlying Funds”) valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly

69

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Equity Income Fund	Quarterly	Annually

Focused Value Fund	Annually	Annually

Large Cap Value Fund	Annually	Annually

Mid Cap Value Fund	Annually	Annually

Small Cap Value Fund	Annually	Annually

Small/Mid Cap Value Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

70

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that

71

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2025:

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$12,872,078	$—	$—
North America	398,620,439	—	—
Oceania	4,756,625	—	—
Investment Company	618	—	—

Total	$416,249,760	$—	$—

Focused Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
North America	$60,110,716	$—	$—
Investment Company	696,129	—	—

Total	$60,806,845	$—	$—

Large Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$15,437,279	$—	$—
North America	435,202,073	—	—
Investment Company	2,246,431	—	—

Total	$452,885,783	$—	$—

72

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$4,703,523	$—	$—
Europe	22,021,660	—	—
North America	1,074,368,339	—	—
Investment Company	8,776,958	—	—

Total	$1,109,870,480	$—	$—

Small Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$7,155,186	$—	$—
North America	970,678,534	—	—
South America	4,662,159	—	—
Investment Company	13,783,068	—	—

Total	$996,278,947	$—	$—

Small/Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$1,122,429	$—	$—
North America	138,205,531	—	—
Investment Company	2,401,990	—	—

Total	$141,729,950	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 28, 2025, contractual and effective net management fees with GSAM were at the following rates:

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Equity Income Fund	0.69%	0.62%	0.59%	0.58%	0.57%	0.69%	0.65%*

Focused Value Fund	0.69	0.62	0.59	0.58	0.57	0.69	0.65*

Large Cap Value Fund	0.75	0.68	0.65	0.64	0.63	0.75	0.66*

Mid Cap Value Fund	0.75	0.75	0.68	0.65	0.64	0.75	0.75

Small Cap Value Fund	0.98	0.98	0.88	0.84	0.82	0.98	0.96*

Small/Mid Cap Value Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM agreed to waive a portion of its management fee with respect to the Equity Income Fund, Focused Value Fund, and Large Cap Value Fund, in order to achieve an effective net management fee rate of 0.65%, 0.65%, and 0.66% respectively, as an annual percentage of each Fund’s average daily net assets. Effective December 29, 2024, GSAM agreed to waive a portion of its management fee with respect to the Small Cap Value Fund to achieve an effective net management fee rate of 0.92% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2025, and prior to such date, the Investment Advisor may not terminate the arrangement without the approval of the Board of trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Equity Income Fund	$442

Focused Value Fund	433

Large Cap Value Fund	1,619

Mid Cap Value Fund	6,459

Small Cap Value Fund	4,636

Small/Mid Cap Value Fund	1,259

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

74

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Equity Income Fund	$3,838	$—

Focused Value Fund	2,373	—

Large Cap Value Fund	1,329	—

Mid Cap Value Fund	3,692	—

Small Cap Value Fund	720	—

Small/Mid Cap Value Fund	202	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended February 28, 2025, the transfer agency fee waivers were as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)*	0.06%	0.04%	0.06%	0.01%

*	These arrangements will remain in effect through at least December 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.

	Small Cap Value Fund	Small/Mid Cap Value Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	0.07%**	0.03%

*	These arrangements will remain in effect through at least December 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.
**	Effective December 29, 2024, the transfer agency fee waiver for the Small Cap Value Fund was decreased from 0.11% to 0.07%.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Focused Value, Large Cap Value, Small Cap Value and Small/Mid Cap Value Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended February 28, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Equity Income Fund	$82,117	$99,688	$198,195	$380,000

Focused Value Fund	11,978	1,306	154,218	167,502

Large Cap Value Fund	205,549	30,842	185,655	422,046

Mid Cap Value Fund	6,459	28,030	—	34,489

Small Cap Value Fund	111,159	137,572	323,912	572,643

Small/Mid Cap Value Fund	1,259	1,271	160,894	163,424

G. Line of Credit Facility — As of February 28, 2025, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2025, the Funds did not have any borrowings under the facility.

H. Other Transactions with Affiliates — For the six months ended February 28, 2025, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Focused Value Fund	Mid Cap Value Fund

Brokerage commissions paid	$448	$8,373

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The tables below show the transactions in and earnings from investments in the Financial Square Government Money Market Fund — Institutional Shares for the six months ended February 28, 2025 :

Equity Income Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	February 28, 2025	February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$430,066	$18,857,237	$(19,286,685)	$618	618	$10,743

Focused Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	February 28, 2025	February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	537,511	7,062,088	(6,903,470)	696,129	696,129	12,118

Large Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	February 28, 2025	February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	3,906,237	23,742,400	(25,402,206)	2,246,431	2,246,431	47,454

Mid Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	February 28, 2025	February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	4,642,905	77,451,118	(73,317,065)	8,776,958	8,776,958	185,240

Small Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	February 28, 2025	February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	3,859,680	210,419,032	(200,495,644)	13,783,068	13,783,068	147,506

Small/Mid Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2024	Purchases at Cost	Proceeds from Sales	February 28, 2025	February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	21,506,383	(19,104,393)	2,401,990	2,401,990	36,641

As of February 28, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class C	Class R

Focused Value Fund	6%	100%

Small/Mid Cap Value Fund	–	11

77

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2025, were as follows:

Fund	Purchases	Sales

Equity Income Fund	$70,210,973	$78,422,438

Focused Value Fund	35,921,946	34,823,784

Large Cap Value Fund	157,017,667	174,265,248

Mid Cap Value Fund	498,675,620	636,932,312

Small Cap Value Fund	412,187,480	615,926,059

Small/Mid Cap Value Fund	35,644,938	45,540,377

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

6. SECURITIES LENDING (continued)

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2025.

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025

Equity Income Fund	$—	$4,723,933	$(4,723,933)	$—

Mid Cap Value Fund	—	19,690,090	(19,690,090)	—

Small Cap Value Fund	—	40,479,152	(40,479,152)	—

Small/Mid Cap Value Fund	—	2,225,936	(2,225,936)	—

7. TAX INFORMATION

As of the funds most recent fiscal year end, August 31, 2024, certain timing differences on a tax basis were as follows:

	Equity Income Fund	Mid Cap Value Fund

Timing differences — (Qualified Late Year Ordinary Loss Deferral)	$(2,484)	$(8,607)

As of February 28, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund	Mid Cap Value Fund

Tax Cost	$301,925,936	$52,160,906	$348,863,563	$920,527,636

Gross unrealized gain	123,011,622	9,943,818	112,486,951	233,979,661

Gross unrealized loss	(8,687,798)	(1,297,879)	(8,464,731)	(44,636,817)

Net unrealized gain (loss)	$114,323,824	$8,645,939	$104,022,220	$189,342,844

			Small Cap Value Fund	Small/Mid Cap Value Fund

Tax Cost			$802,095,361	$119,072,379

Gross unrealized gain			258,369,589	29,415,233

Gross unrealized loss			(64,186,003)	(6,757,662)

Net unrealized gain (loss)			$194,183,586	$22,657,571

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

8. OTHER RISKS (continued)

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	445,843	$21,100,329	107,321	$4,722,651

Reinvestment of distributions	167,181	7,925,826	305,149	13,153,613

Shares redeemed	(435,547)	(21,159,967)	(749,949)	(33,161,786)

	177,477	7,866,188	(337,479)	(15,285,522)

Class C Shares

Shares sold	11,916	529,594	8,427	349,517

Reinvestment of distributions	2,111	93,452	4,114	166,308

Shares redeemed	(11,203)	(510,382)	(31,551)	(1,291,603)

	2,824	112,664	(19,010)	(775,778)

Institutional Shares

Shares sold	44,875	2,196,605	50,740	2,244,260

Reinvestment of distributions	10,138	492,654	21,224	933,996

Shares redeemed	(45,105)	(2,224,458)	(279,312)	(12,109,172)

	9,908	464,801	(207,348)	(8,930,916)

Service Shares

Shares sold	5,762	275,084	—	—

Reinvestment of distributions	41	1,961	85	3,664

Shares redeemed	(5,884)	(284,286)	(439)	(19,602)

	(81)	(7,241)	(354)	(15,938)

Investor Shares

Shares sold	12,311	593,836	19,982	883,959

Reinvestment of distributions	1,917	90,734	4,159	178,617

Shares redeemed	(13,838)	(677,902)	(52,723)	(2,290,606)

	390	6,668	(28,582)	(1,228,030)

Class R6 Shares

Shares sold	30,428	1,492,915	24,784	1,125,121

Reinvestment of distributions	3,867	187,919	6,478	286,056

Shares redeemed	(17,158)	(857,503)	(26,175)	(1,197,720)

	17,137	823,331	5,087	213,457

Class R Shares

Shares sold	1,206	56,810	315	13,834

Reinvestment of distributions	422	19,886	711	30,476

Shares redeemed	(221)	(10,670)	(434)	(19,737)

	1,407	66,026	592	24,573

Class P Shares

Shares sold	307,145	16,037,281	126,159	6,131,770

Reinvestment of distributions	28,626	1,388,725	41,041	1,802,226

Shares redeemed	(65,658)	(3,222,210)	(888,841)	(38,931,785)

	270,113	14,203,796	(721,641)	(30,997,789)

NET INCREASE (DECREASE) IN SHARES	479,175	$23,536,233	(1,308,735)	$(56,995,943)

82

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Focused Value Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	35,960	$570,456	56,169	$833,568

Reinvestment of distributions	2,686	42,578	647	8,993

Shares redeemed	(7,553)	(121,426)	(1,848)	(26,671)

	31,093	491,608	54,968	815,890

Class C Shares

Shares sold	10,040	155,586	6,778	92,956

Reinvestment of distributions	251	3,916	38	514

Shares redeemed	(1,560)	(25,579)	(12,971)	(176,939)

	8,731	133,923	(6,155)	(83,469)

Institutional Shares

Shares sold	83,644	1,358,978	151,217	2,319,258

Reinvestment of distributions	10,486	167,367	2,908	40,641

Shares redeemed	(37,734)	(610,197)	(29,136)	(415,241)

	56,396	916,148	124,989	1,944,658

Investor Shares

Shares sold	67,132	1,082,625	312,574	4,779,347

Reinvestment of distributions	9,257	147,119	17	230

Shares redeemed	(48,444)	(803,840)	(12,310)	(188,628)

	27,945	425,904	300,281	4,590,949

Class R6 Shares

Shares sold	18,719	299,997	125,651	1,809,672

Reinvestment of distributions	4,096	65,160	17	243

Shares redeemed	(12,730)	(205,207)	(6,113)	(92,910)

	10,085	159,950	119,555	1,717,005

Class R Shares

Shares sold	62	1,005	—	—

Reinvestment of distributions	22	339	39	533

Shares redeemed	(2,417)	(41,252)	—	—

	(2,333)	(39,908)	39	533

Class P Shares

Shares sold	391,091	6,282,116	217,830	3,092,611

Reinvestment of distributions	89,198	1,419,821	49,898	695,465

Shares redeemed	(236,026)	(3,823,550)	(874,438)	(12,803,578)

	244,263	3,878,387	(606,710)	(9,015,502)

NET INCREASE (DECREASE) IN SHARES	376,180	$5,966,012	(13,033)	$(29,936)

83

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	524,058	$8,700,333	344,463	$5,403,999

Reinvestment of distributions	215,340	3,522,524	296,987	4,442,952

Shares redeemed	(432,676)	(7,403,445)	(736,201)	(11,599,398)

	306,722	4,819,412	(94,751)	(1,752,447)

Class C Shares

Shares sold	75,173	1,155,606	48,605	736,964

Reinvestment of distributions	14,423	216,970	30,053	415,122

Shares redeemed	(120,332)	(1,890,333)	(251,894)	(3,628,036)

	(30,736)	(517,757)	(173,236)	(2,475,950)

Institutional Shares

Shares sold	654,889	11,038,879	392,968	6,343,160

Reinvestment of distributions	340,671	5,671,195	494,896	7,521,953

Shares redeemed	(632,373)	(10,932,832)	(1,868,269)	(29,688,601)

	363,187	5,777,242	(980,405)	(15,823,488)

Service Shares

Shares sold	5,802	96,028	9,983	152,585

Reinvestment of distributions	1,197	19,478	1,742	25,914

Shares redeemed	(1,187)	(19,512)	(16,068)	(242,477)

	5,812	95,994	(4,343)	(63,978)

Investor Shares

Shares sold	58,194	986,105	77,587	1,250,862

Reinvestment of distributions	12,424	203,375	12,636	189,187

Shares redeemed	(32,292)	(539,662)	(306,031)	(4,451,999)

	38,326	649,818	(215,808)	(3,011,950)

Class R6 Shares

Shares sold	52,690	953,080	35,750	600,130

Reinvestment of distributions	8,061	139,149	8,816	138,491

Shares redeemed	(16,166)	(290,789)	(29,157)	(491,814)

	44,585	801,440	15,409	246,807

Class R Shares

Shares sold	28,454	445,630	35,203	513,426

Reinvestment of distributions	7,244	112,867	16,230	232,201

Shares redeemed	(21,464)	(337,977)	(174,534)	(2,691,534)

	14,234	220,520	(123,101)	(1,945,907)

Class P Shares

Shares sold	1,041,813	18,415,394	309,649	5,030,891

Reinvestment of distributions	535,786	9,249,487	722,502	11,344,186

Shares redeemed	(645,497)	(11,472,242)	(1,813,864)	(29,379,746)

	932,102	16,192,639	(781,713)	(13,004,669)

NET INCREASE (DECREASE) IN SHARES	1,674,232	$28,039,308	(2,357,948)	$(37,831,582)

84

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	790,814	$29,722,325	630,930	$21,805,852

Reinvestment of distributions	275,371	10,280,160	558,190	18,845,414

Shares redeemed	(1,031,837)	(38,905,683)	(2,511,602)	(86,709,785)

	34,348	1,096,802	(1,322,482)	(46,058,519)

Class C Shares

Shares sold	17,451	516,320	30,140	839,830

Reinvestment of distributions	4,045	119,399	10,568	285,540

Shares redeemed	(27,805)	(834,225)	(96,401)	(2,670,827)

	(6,309)	(198,506)	(55,693)	(1,545,457)

Institutional Shares

Shares sold	786,857	30,223,622	1,696,862	59,849,317

Reinvestment of distributions	192,695	7,329,372	406,823	14,013,508

Shares redeemed	(1,688,112)	(65,698,210)	(2,890,239)	(101,407,420)

	(708,560)	(28,145,216)	(786,554)	(27,544,595)

Service Shares

Shares sold	78,426	2,840,556	98,388	3,278,317

Reinvestment of distributions	17,607	635,244	38,391	1,253,628

Shares redeemed	(120,186)	(4,414,847)	(208,132)	(6,982,875)

	(24,153)	(939,047)	(71,353)	(2,450,930)

Investor Shares

Shares sold	525,368	19,132,142	1,564,445	51,810,907

Reinvestment of distributions	74,169	2,659,972	119,050	3,880,840

Shares redeemed	(587,199)	(21,786,378)	(1,342,971)	(44,385,305)

	12,338	5,736	340,524	11,306,442

Class R6 Shares

Shares sold	364,652	13,991,158	744,902	26,259,452

Reinvestment of distributions	72,090	2,738,783	121,694	4,188,239

Shares redeemed	(274,132)	(10,588,215)	(765,684)	(26,932,155)

	162,610	6,141,726	100,912	3,515,536

Class R Shares

Shares sold	129,294	4,634,403	204,958	6,730,670

Reinvestment of distributions	13,077	461,968	28,760	920,988

Shares redeemed	(151,340)	(5,476,175)	(284,740)	(9,408,097)

	(8,969)	(379,804)	(51,022)	(1,756,439)

Class P Shares

Shares sold	378,579	14,678,285	1,101,662	38,306,800

Reinvestment of distributions	111,066	4,219,904	223,922	7,704,303

Shares redeemed	(1,532,931)	(59,825,983)	(1,443,284)	(49,875,061)

	(1,043,286)	(40,927,794)	(117,700)	(3,863,958)

NET DECREASE IN SHARES	(1,581,981)	$(63,346,103)	(1,963,368)	$(68,397,920)

85

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,090,042	$40,248,970	440,593	$16,807,932

Reinvestment of distributions	247,119	8,962,907	259,721	9,905,261

Shares redeemed	(859,339)	(32,909,584)	(1,633,110)	(61,632,459)

	477,822	16,302,293	(932,796)	(34,919,266)

Class C Shares

Shares sold	25,496	413,946	11,199	229,457

Reinvestment of distributions	4,938	76,373	3,784	76,963

Shares redeemed	(14,473)	(293,086)	(17,867)	(367,233)

	15,961	197,233	(2,884)	(60,813)

Institutional Shares

Shares sold	1,412,898	62,391,513	1,980,539	86,028,443

Reinvestment of distributions	232,830	9,992,458	487,797	21,396,553

Shares redeemed	(3,114,739)	(142,194,379)	(9,743,615)	(423,411,051)

	(1,469,011)	(69,810,408)	(7,275,279)	(315,986,055)

Service Shares

Shares sold	51,413	1,776,831	51,522	1,844,136

Reinvestment of distributions	8,716	293,860	15,558	557,766

Shares redeemed	(94,654)	(3,536,937)	(209,157)	(7,412,798)

	(34,525)	(1,466,246)	(142,077)	(5,010,896)

Investor Shares

Shares sold	155,112	5,701,222	169,807	6,336,137

Reinvestment of distributions	29,508	1,050,798	58,846	2,214,960

Shares redeemed	(398,032)	(15,731,570)	(1,344,061)	(50,933,977)

	(213,412)	(8,979,550)	(1,115,408)	(42,382,880)

Class R6 Shares

Shares sold	1,250,609	54,907,849	1,600,956	70,039,926

Reinvestment of distributions	260,080	11,146,547	410,240	17,982,756

Shares redeemed	(1,226,281)	(54,736,184)	(5,805,480)	(257,956,435)

	284,408	11,318,212	(3,794,284)	(169,933,753)

Class R Shares

Shares sold	326,234	12,082,104	351,873	13,116,740

Reinvestment of distributions	38,638	1,322,897	43,815	1,592,735

Shares redeemed	(283,735)	(11,210,318)	(522,307)	(19,305,024)

	81,137	2,194,683	(126,619)	(4,595,549)

Class P Shares

Shares sold	1,634,284	71,047,104	984,371	42,596,313

Reinvestment of distributions	205,612	8,812,499	201,994	8,853,867

Shares redeemed	(888,659)	(40,759,258)	(2,317,580)	(99,292,311)

	951,237	39,100,345	(1,131,215)	(47,842,131)

NET INCREASE (DECREASE) IN SHARES	93,617	$(11,143,438)	(14,520,562)	$(620,731,343)

86

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Value Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	11,996	$202,840	34,599	$521,803

Reinvestment of distributions	1,375	23,322	983	14,532

Shares redeemed	(17,246)	(290,679)	(39,252)	(593,281)

	(3,875)	(64,517)	(3,670)	(56,946)

Class C Shares

Shares sold	495	8,118	6,040	84,985

Reinvestment of distributions	100	1,650	—	—

Shares redeemed	(6,387)	(102,954)	(28,588)	(411,618)

	(5,792)	(93,186)	(22,548)	(326,633)

Institutional Shares

Shares sold	73,773	1,278,133	551,447	8,029,084

Reinvestment of distributions	13,378	230,308	13,767	206,643

Shares redeemed	(528,842)	(8,966,474)	(836,465)	(12,281,360)

	(441,691)	(7,458,033)	(271,251)	(4,045,633)

Investor Shares

Shares sold	15,807	271,968	90,724	1,359,775

Reinvestment of distributions	3,600	61,594	4,696	70,023

Shares redeemed	(52,445)	(889,407)	(406,241)	(6,128,396)

	(33,038)	(555,845)	(310,821)	(4,698,598)

Class R6 Shares

Shares sold	458,276	7,928,789	766,940	11,479,505

Reinvestment of distributions	20,902	359,602	15,899	238,483

Shares redeemed	(303,282)	(5,177,809)	(5,556,199)	(79,985,375)

	175,896	3,110,582	(4,773,360)	(68,267,387)

Class R Shares

Shares sold	211	3,587	400	5,821

Reinvestment of distributions	45	757	27	393

Shares redeemed	(285)	(4,848)	(1,599)	(24,359)

	(29)	(504)	(1,172)	(18,145)

Class P Shares

Shares sold	387,989	6,571,684	317,547	4,870,961

Reinvestment of distributions	71,690	1,232,028	56,377	845,087

Shares redeemed	(443,984)	(7,522,739)	(1,009,632)	(14,844,331)

	15,695	280,973	(635,708)	(9,128,283)

NET DECREASE IN SHARES	(292,834)	$(4,780,530)	(6,018,530)	$(86,541,625)

87

TRUSTEES OFFICERSGregory G. Weaver, Chair James A. McNamara, PresidentCheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer,Dwight L. Bush Principal Accounting Officer and TreasurerKathryn A. Cassidy Robert Griffith, SecretaryJohn G. ChouJoaquin DelgadoEileen H. DowlingLawrence HughesJohn F. KillianSteven D. KrichmarMichael LathamJames A. McNamaraLawrence W. StranghoenerGOLDMAN SACHS & CO. LLCDistributor and Transfer AgentGOLDMAN SACHS ASSET MANAGEMENT, L.P.Investment Adviser200 West Street, New York,New York 10282

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 Goldman Sachs Global Tax-Aware Equity Portfolios Goldman Sachs Enhanced Dividend Global Equity Portfolio Goldman Sachs Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 90.9%

Equity – 90.9%
15,452,929	Goldman Sachs U.S. Equity Dividend and Premium Fund	$266,099,442
12,300,830	Goldman Sachs International Equity Dividend and Premium Fund	88,565,976
838,374	Goldman Sachs Small Cap Equity Insights Fund	22,652,870
1,069,997	Goldman Sachs International Small Cap Insights Fund	13,888,560
1,346,442	Goldman Sachs Emerging Markets Equity Insights Fund	11,781,372
39,961	Goldman Sachs Energy Infrastructure Fund	569,840

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $257,297,774)		403,558,060

Exchange-Traded Funds – 0.7%

9,491	Health Care Select Sector SPDR Fund	1,413,495
30,700	Sprott Physical Uranium Trust*	440,526
8,246	iShares MSCI Mexico ETF	416,588
1,901	iShares 7-10 Year Treasury Bond ETF	181,203
4,778	Sprott Physical Gold Trust*	105,594
169	iShares Core S&P 500 ETF	100,900
478	Invesco Nasdaq 100 ETF	100,026
1,100	iShares iBoxx $ High Yield Corporate Bond ETF	88,143
850	Vanguard Real Estate ETF	79,815
1,010	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	13,494
144	iShares 20+ Year Treasury Bond ETF	13,310
120	iShares iBoxx $ Investment Grade Corporate Bond ETF	13,153

Shares	Description	Value

Exchange-Traded Funds – (continued)

167	iShares Core MSCI Emerging Markets ETF	$8,924

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,132,390)		2,975,171

Shares	Dividend Rate	Value

Investment Company – 6.5%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
29,031,958	4.287%	29,031,958
(Cost $29,031,958)

TOTAL INVESTMENTS – 98.1% (Cost $289,462,122)		$435,565,189

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		8,633,907

NET ASSETS – 100.0%		$444,199,096

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.
	SEK	150,000	USD	13,612	3/19/2025	$334
	USD	3,521,233	AUD	5,469,962	3/19/2025	126,693
	USD	4,807,954	CHF	4,200,844	3/19/2025	146,694
	USD	1,637,986	DKK	11,530,000	3/19/2025	32,683
	USD	16,191,662	EUR	15,314,225	3/19/2025	292,118
	USD	6,941,665	GBP	5,464,415	3/19/2025	68,217
	USD	912,527	HKD	7,090,000	3/19/2025	555
	USD	177,764	ILS	640,000	3/19/2025	350
	USD	2,827,453	INR	244,000,000	3/19/2025	42,102
	USD	10,963,253	JPY	1,627,272,100	3/19/2025	132,878
	USD	394,410	MXN	8,125,000	3/19/2025	61
	USD	262,926	NOK	2,900,000	3/19/2025	5,450
	USD	104,623	NZD	180,000	3/19/2025	3,857
	USD	583,062	SGD	780,000	3/19/2025	5,439

TOTAL						$857,431

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.
	DKK	1,420,000	USD	198,095	3/19/2025	(391)
	USD	216,633	AUD	350,000	3/19/2025	(569)
	USD	325,285	GBP	260,000	3/19/2025	(1,757)
	USD	44,081	ILS	160,000	3/19/2025	(272)
	USD	909,956	JPY	142,000,000	3/19/2025	(35,131)
	USD	26,347	NOK	300,000	3/19/2025	(288)
	USD	1,551,440	SEK	16,875,000	3/19/2025	(17,434)
	USD	88,125	SGD	120,000	3/19/2025	(740)

TOTAL						$(56,582)

FUTURES CONTRACTS — At February 28, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
FTSE/JSE TOP 40 Index	12	03/20/25	$507,066	$177
STOXX EUROPE 600 Index	3	03/21/25	86,562	2,897
U.S. Treasury 10 Year Note	67	06/18/25	7,443,281	62,587
U.S. Treasury 2 Year Note	52	06/30/25	10,764,813	35,623
U.S. Treasury 5 Year Note	40	06/30/25	4,320,937	41,973
Total Futures Contracts				$143,257

SWAP CONTRACTS — At February 28, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
8.620%(b)	COOVIBR	2/18/2030	COP 2,350,000	$ 6,578	$ (82)	$ 6,659
4.325(c)	1 Day SONIO	9/19/2033	GBP 600	20,379	1,541	18,838
4.020(c)	1 Day SONIO	11/12/2034	GBP 1,160	4,736	6,785	(2,048)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
2.193%(c)	1 Day ESTRON	11/25/2034	EUR 530	$ (83)	$ 1,073	$ (1,155)
4.058(c)	1 Day SONIO	1/7/2035	GBP 700	5,354	704	4,649
2.323(c)	1 Day ESTRON	1/21/2035	EUR 1,300	14,856	650	14,206
TOTAL				$ 51,820	$ 10,671	$ 41,149

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to February 28, 2025.
(b)	Payments made quarterly.
(c)	Payments made annually.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)*
TRS SXDR02/07/25	0.964%(b)	JPMorgan Chase	07/03/2025	$1,078	$58,579
TOTAL					$58,579

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At February 28, 2025, the Portfolio had the following purchased and written option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
EURO-BUND	Merrill Lynch	EUR 132.50	05/23/2025	31	$31,000	$45,343	$33,685	$11,658
				31	$31,000	$45,343	$33,685	$11,658
Puts
GBP Rec 3.7000 05/21/25	JPMorgan Chase	GBP 3.70	05/22/2025	650,000	$650,000	$4,138	$14,287	$(10,149)
GBP REC 3.70000 05/21/25	Morgan Stanley Co., Inc.	3.70	05/22/2025	1,290,000	1,290,000	8,213	31,831	(23,618)
Total purchased option contracts				1,940,031	$1,971,000	$57,694	$79,803	$(22,109)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Calls
EURO-BUND	Merrill Lynch	EUR 135.00	05/23/2025	(31)	$(31,000)	$(18,651)	$(13,538)	$(5,113)
GBP REC 4.42 05/21/2025	Morgan Stanley Co., Inc.	GBP 4.42	05/22/2025	(1,980,000)	(1,980,000)	(7,969)	(18,954)	10,985
				(1,980,031)	$(2,011,000)	$(26,620)	$(32,492)	$5,872
Puts
GBP Rec 3.2000 05/21/25	JPMorgan Chase	GBP 3.20	05/22/2025	(650,000)	$(650,000)	$(653)	$(5,073)	$4,420

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
GBP REC 3.20000 05/21/25	Morgan Stanley Co., Inc.	GBP 3.20	05/22/2025	(1,290,000)	$(1,290,000)	$(1,295)	$(11,789)	$10,494
Total written option contracts				(3,920,031)	$(3,951,000)	$(28,568)	$(49,354)	$20,786

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:

Calls
CALL USD/CHF 0.8649 03/14/25	Bank of America	$0.86	03/17/2025	705,000	$705,000	$28,531	$7,005	$21,526
Puts
Put USD/Call CHF	JPMorgan Chase	$0.83	03/14/2025	1,410,000	$1,410,000	$–	$694	$(694)
Total purchased option contracts				2,115,000	$2,115,000	$28,531	$7,699	$20,832

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:

Puts
PUT USD/CHF 0.8300 03/14/25	Bank of America	$0.83	03/17/2025	(1,410,000)	$(1,410,000)	$–	$(14,012)	$14,012

OVER-THE-COUNTER OPTIONS ON EQUITIES
Description		Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:

Calls
EQO IYR.P USD 06/20/25		$111.00	06/23/2025	11,629	$11,629	$4,538	$2,540	$1,998
EQO IYR.P USD 06/20/25		97.00	06/23/2025	14,537	14,537	70,977	51,328	19,649
Total purchased option contracts				26,166	$26,166	$75,515	$53,868	$21,647

Description		Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:

Calls
EQO IYR.P USD 06/20/25		$104.00	06/23/2025	23,259	$(23,259)	$(39,578)	$(23,273)	$(16,305)

Investment Abbreviations:
ESTRON	—Euro Short-Term Rate
SONIO	—Sterling Overnight Index Average

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 88.7%

Equity – 88.7%
63,535,880	Goldman Sachs U.S. Tax- Managed Equity Fund	$3,005,247,125
67,882,815	Goldman Sachs International Tax-Managed Equity Fund	899,447,303
11,320,647	Goldman Sachs International Small Cap Insights Fund	146,942,003
14,173,655	Goldman Sachs Emerging Markets Equity Insights Fund	124,019,477
327,018	Goldman Sachs Energy Infrastructure Fund	4,663,275

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $1,900,720,868)		4,180,319,183

Exchange-Traded Funds – 1.7%

654,690	iShares Core MSCI EAFE ETF	49,350,532
97,699	Health Care Select Sector SPDR Fund	14,550,312
307,200	Sprott Physical Uranium Trust*	4,408,137
79,716	iShares MSCI Mexico ETF	4,027,252
20,162	iShares 7-10 Year Treasury Bond ETF	1,921,842
50,810	Sprott Physical Gold Trust*	1,122,901
1,801	iShares Core S&P 500 ETF	1,075,269
5,087	Invesco Nasdaq 100 ETF	1,064,506
11,667	iShares iBoxx $ High Yield Corporate Bond ETF	934,877
9,012	Vanguard Real Estate ETF	846,227
10,743	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	143,526
1,531	iShares 20+ Year Treasury Bond ETF	141,510
1,281	iShares iBoxx $ Investment Grade Corporate Bond ETF	140,410

Shares	Description	Value

Exchange-Traded Funds – (continued)

1,776	iShares Core MSCI Emerging Markets ETF	$94,910

TOTAL EXCHANGE-TRADED FUNDS (Cost $78,109,313)		79,822,211

Shares	Dividend Rate	Value

Investment Company – 7.5%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
354,713,211	4.287%	354,713,211
(Cost $354,713,211)

TOTAL INVESTMENTS – 97.9% (Cost $2,333,543,392)		$4,614,854,605

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		96,996,850

NET ASSETS – 100.0%		$4,711,851,455

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.
	USD	35,582,583	AUD	55,274,774	3/19/2025	$1,280,248
	USD	50,451,723	CHF	44,132,984	3/19/2025	1,481,727

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc. (continued)
	USD	16,544,657	DKK	116,460,000	3/19/2025	$330,123
	USD	171,030,330	EUR	161,883,958	3/19/2025	2,959,071
	USD	70,168,715	GBP	55,236,169	3/19/2025	689,563
	USD	9,629,001	HKD	74,810,000	3/19/2025	6,335
	USD	1,833,192	ILS	6,600,000	3/19/2025	3,611
	USD	30,011,532	INR	2,591,000,000	3/19/2025	434,303
	USD	110,787,508	JPY	16,444,154,282	3/19/2025	1,342,781
	USD	4,065,462	MXN	83,750,000	3/19/2025	629
	USD	2,651,923	NOK	29,250,000	3/19/2025	54,972
	USD	1,119,557	NZD	1,930,000	3/19/2025	39,135
	USD	5,853,042	SGD	7,830,000	3/19/2025	54,598

TOTAL						$8,677,096

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.
	DKK	8,460,000	USD	1,180,200	3/19/2025	(2,328)
	USD	3,800,365	AUD	6,140,000	3/19/2025	(9,987)
	USD	6,486,938	GBP	5,185,000	3/19/2025	(35,046)
	USD	473,876	ILS	1,720,000	3/19/2025	(2,924)
	USD	14,789,982	JPY	2,308,000,000	3/19/2025	(571,004)
	USD	377,641	NOK	4,300,000	3/19/2025	(4,133)
	USD	16,244,857	SEK	176,775,000	3/19/2025	(189,964)
	USD	1,197,038	SGD	1,630,000	3/19/2025	(10,045)

TOTAL						$(825,431)

FUTURES CONTRACTS — At February 28, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
FTSE/JSE TOP 40 Index	120	03/20/25	$5,070,657	$1,773
STOXX EUROPE 600 Index	38	03/21/25	1,096,448	36,691
TOPIX Index	3	03/13/25	533,298	(23,657)
U.S. Treasury 10 Year Note	716	06/18/25	79,543,125	661,506
U.S. Treasury 2 Year Note	551	06/30/25	114,065,609	376,801
U.S. Treasury 5 Year Note	424	06/30/25	45,801,938	444,916
Total Futures Contracts				$1,498,030

SWAP CONTRACTS — At February 28, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
	REC FIX 8.63/PAY
8.630%(b)	FLOATING COOVIBR	2/18/2030	COP	24,940,000	$72,212	$(874)	$73,086
4.325(c)	1 Day SONIO	9/19/2033	GBP	5,400	183,410	13,870	169,540
4.020(c)	1 Day SONIO	11/12/2034	GBP	12,670	51,733	69,152	(17,419)
2.196(c)	1 Day ESTRON	11/25/2034	EUR	5,450	651	10,987	(10,335)

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
4.058%(c)	1 Day SONIO	1/7/2035	GBP	7,400	$56,595	$7,442	$49,153
2.323(c)	1 Day ESTRON	1/21/2035	EUR	14,000	159,986	6,994	152,992

TOTAL					$524,587	$107,571	$417,017

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to February 28, 2025.
(b)	Payments made quarterly.
(c)	Payments made annually.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)*
TRS SXDR02/07/25	0.010%(b)	JPMorgan Chase	07/02/2025	$11,478	$623,757
TOTAL					$623,757

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At February 28, 2025, the Portfolio had the following purchased and written option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:

Calls
EURO-BUND	MLSCUS3	EUR 132.50	05/23/2025	328	$328,000	$479,754	$369,026	$110,728
				328	$328,000	$479,754	$369,026	$110,728
Puts
GBP Rec 3.7000	JPMorgan Chase	GBP 3.70	05/22/2025	6,550,000	$6,550,000	$41,700	$143,970	$(102,270)
USD REC 3.70000	MSCSUS3	3.70	05/22/2025	13,110,000	13,110,000	83,465	323,488	(240,023)
Total purchased option contracts				19,660,328	$19,988,000	$604,919	$836,484	$(231,565)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:

Calls
		EUR
EURO-BUND	MLSCUS3	135.00	05/23/2025	(328)	$(328,000)	$(197,346)	$(143,088)	$(54,257)
GBP REC 4.42	MS	GBP 4.42	05/22/2025	(20,430,000)	(20,430,000)	(82,231)	(195,576)	113,344
				(20,430,328)	$(20,758,000)	$(279,577)	$(338,664)	$59,087
Puts
	JPMorgan
GBP Rec 3.2000	Chase	GBP 3.20	05/22/2025	(6,550,000)	$(6,550,000)	$(6,576)	$(51,114)	$44,538
USD REC 3.20000	MSCSUS3	3.20	05/22/2025	(13,110,000)	(13,110,000)	(13,161)	(119,810)	106,649
Total written option contracts				(40,090,328)	$(40,418,000)	$(299,314)	$(509,588)	$210,274

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
Call USD/Put CHF	Bank of America	$0.86	03/17/2025	7,125,000	$7,125,000	$288,350	$70,808	$217,542

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Puts
Put USD/Call CHF	JPM	$0.83	03/17/2025	14,250,000	$14,250,000	$–	$7,011	$(7,011)
Total purchased option contracts				21,375,000	$21,375,000	$288,350	$77,819	$210,531

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Puts
Put USD/Call CHF	Bank of America	$0.83	03/17/2025	(14,250,000)	$(14,250,000)	$–	$(141,616)	$141,616

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description		Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
EQO IYR.P USD 20JUN25 ETCQ29 0		$111.00	06/23/2025	123,951	$123,951	$48,370	$27,071	$21,299
EQO IYR.P USD 20JUN25 F65ZME 0		97.00	06/23/2025	154,939	154,939	756,496	547,074	209,422
Total purchased option contracts				278,890	$278,890	$804,866	$574,145	$230,721

Description		Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Calls
EQO IYR.P USD 20JUN25 368AWJ 0		$104.00	06/23/2025	247,902	$(247,902)	$(421,832)	$(248,051)	$(173,781)

Investment Abbreviations:
ESTRON	—Euro Short-Term Rate
SONIO	—Sterling Overnight Index Average

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Assets:

Investments in affiliated issuers, at value (cost $286,329,732 and $2,255,434,079, respectively)	$432,590,018	$4,535,032,394
Investments in unaffiliated issuers, at value (cost $3,132,390 and $78,109,313, respectively)	2,975,171	79,822,211
Purchased Options, at value (premiums paid $141,370 and $1,488,448, respectively)	161,740	1,698,135
Cash	6,596,878	76,836,864
Foreign Currency, at value (cost $162,299 and $856,754, respectively)	160,288	841,559
Receivables:
Collateral on certain derivative contracts(a)	1,290,302	12,059,607
Investments sold	71,505	722,089
Reimbursement from investment adviser	8,675	2,580
Fund shares sold	275	1,992,590
Dividends	66	640
Unrealized gain on forward foreign currency exchange contracts	857,431	8,677,096
Variation margin on futures contracts	58,753	614,097
Variation margin on swap contracts	17,083	178,582
Other assets	31,377	34,244

Total assets	444,819,562	4,718,512,688

Liabilities:

Written options, at value (premiums received A$86,639 and B$899,255, respectively)	68,146	721,146
Unrealized loss on forward foreign currency exchange contracts	56,582	825,431
Payables:
Investments purchased	303,527	3,225,070
Fund shares redeemed	107,000	1,486,021
Management fees	18,813	198,480
Distribution and Service fees and Transfer Agency fees	4,350	43,344
Accrued expenses	62,048	161,741

Total liabilities	620,466	6,661,233

Net Assets:

Paid-in capital	295,682,884	2,426,720,331
Total distributable earnings	148,516,212	2,285,131,124

NET ASSETS	$444,199,096	$4,711,851,455

Net Assets:
Class A	$2,746,113	$954,308
Institutional	7,642,188	49,445,906
Class R6	17,297	10,491,881
Class P	433,793,498	4,650,959,360
Total Net Assets	$444,199,096	$4,711,851,455

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	201,010	37,433
Institutional	551,118	1,922,306
Class R6	1,251	413,928
Class P	31,392,202	183,472,321

Net asset value, offering and redemption price per share:(b)
Class A	$13.66	$25.49
Institutional	13.87	25.72
Class R6	13.83	25.35
Class P	13.82	25.35

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Enhanced Dividend Global Equity Portfolio	$347,504	$630,000	$312,798
Tax-Advantaged Global Equity Portfolio	3,187,424	5,270,000	3,602,184

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio is $14.46 and $26.97, respectively.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations For the Six Months Ended February 28, 2025 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$4,229,564	$45,309,522

Dividends — unaffiliated issuers (net of foreign withholding taxes of $ – and $ 3,513, respectively)	50,637	539,747

Total Investment Income	4,280,201	45,849,269

Expenses:

Management fees	331,612	3,434,019

Transfer Agency fees(a)	68,348	689,804

Custody, accounting and administrative services	56,992	212,872

Professional fees	47,632	48,827

Registration fees	31,953	44,883

Printing and mailing costs	22,735	36,517

Trustee fees	14,672	19,185

Distribution and/or Service (12b-1) fees	3,423	1,149

Other	7,949	25,181

Total expenses	585,316	4,512,437

Less — expense reductions	(176,920)	(359,069)

Net expenses	408,396	4,153,368

NET INVESTMENT INCOME	3,871,805	41,695,901

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	141,246	(1,925,224)

Investments in affiliated Underlying Funds	1,036,605	3,910,703

Forward foreign currency exchange contracts	544,978	6,620,458

Written options	72,786	723,830

Futures contracts	(484,739)	316,529

Purchased Options	28,302	274,064

Foreign currency transactions	(563)	(37,232)

Swap Contracts	(7,686)	(69,148)

Capital gain distributions from affiliated Underlying Funds	17,765,579	40,550,632

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(286,644)	405,507

Investment in affiliated Underlying Funds	(8,174,331)	78,274,466

Forward foreign currency exchange contracts	2,429,091	24,019,872

Swap Contracts	68,686	761,231

Purchased Options	53,737	502,333

Foreign currency translations	(4,758)	19,558

Written options	(94,633)	(912,834)

Futures contracts	184,476	(2,826,575)

Net realized and unrealized gain	13,272,132	150,608,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,143,937	$192,304,071

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations (continued) For the Six Months Ended February 28, 2025 (Unaudited)

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Class A	Institutional	Class R6	Class P
Enhanced Dividend Global Equity Portfolio	$2,053	$1,533	$2	$64,760
Tax-Advantaged Global Equity Portfolio	689	9,796	1,543	677,776

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$3,871,805	$8,588,508	$41,695,901	$52,358,067

Net realized gain	19,096,508	22,691,609	50,364,612	77,554,310

Net change in unrealized gain (loss)	(5,824,376)	42,913,593	100,243,558	726,826,580

Net increase in net assets resulting from operations	17,143,937	74,193,710	192,304,071	856,738,957

Distributions to shareholders:

From distributable earnings:

Class A Shares	(167,810)	(108,029)	(16,397)	(6,378)

Institutional Shares	(456,679)	(360,531)	(993,154)	(544,638)

Class R6 Shares	(1,042)	(623)	(213,936)	(116,091)

Class P Shares	(26,594,163)	(17,551,564)	(94,037,337)	(50,166,770)

Total distributions to shareholders	(27,219,694)	(18,020,747)	(95,260,824)	(50,833,877)

From share transactions:

Proceeds from sales of shares	29,738,325	19,033,270	239,190,040	285,891,330

Reinvestment of distributions	7,961,030	18,019,654	57,560,117	50,652,426

Cost of shares redeemed	(29,525,701)	(61,494,621)	(162,823,946)	(307,514,161)

Net increase (decrease) in net assets resulting from share transactions	8,173,654	(24,441,697)	133,926,211	29,029,595

TOTAL INCREASE (DECREASE)	(1,902,103)	31,731,266	230,968,458	834,934,675

Net Assets:

Beginning of period	$446,101,199	$414,369,933	$4,480,881,997	$3,645,947,322

End of period	$444,199,096	$446,101,199	$4,711,851,455	$4,480,881,997

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Dividend Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data
Net asset value, beginning of period	$13.99		$12.30	$12.08	$14.54	$11.76	$11.50

Net investment income(a)(b)	0.10		0.22	0.18	0.25	0.19	0.17

Net realized and unrealized gain (loss)	0.42		1.97	1.14	(1.54)	2.80	0.59

Total from investment operations	0.52		2.19	1.32	(1.29)	2.99	0.76

Distributions to shareholders from net investment income	(0.21)		(0.23)	(0.22)	(0.45)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	(0.64)		(0.27)	(0.88)	(0.72)	–	(0.27)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.01)

Total distributions	(0.85)		(0.50)	(1.10)	(1.17)	(0.21)	(0.50)

Net asset value, end of period	$13.66		$13.99	$12.30	$12.08	$14.54	$11.76

Total Return(c)	3.73%		18.38%	11.84%	(9.61)%	25.64%	6.71%

Net assets, end of period (in 000’s)	$2,746		$2,685	$2,774	$2,713	$3,801	$5,501

Ratio of net expenses to average net assets(d)	0.51	%(e)	0.51%	0.53%	0.52%	0.50%	0.51%

Ratio of total expenses to average net assets(d)	0.63	%(e)	0.64%	0.65%	0.61%	0.63%	0.64%

Ratio of net investment income to average net assets	1.43	%(e)	1.69%	1.50%	1.89%	1.49%	1.54%

Portfolio turnover rate(f)	7%		10%	8%	23%	16%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Dividend Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data
Net asset value, beginning of period	$14.19		$12.47	$12.24	$14.71	$11.90	$11.63

Net investment income(a)(b)	0.12		0.26	0.22	0.30	0.25	0.22

Net realized and unrealized gain (loss)	0.43		2.00	1.15	(1.55)	2.81	0.59

Total from investment operations	0.55		2.26	1.37	(1.25)	3.06	0.81

Distributions to shareholders from net investment income	(0.23)		(0.27)	(0.26)	(0.50)	(0.25)	(0.26)

Distributions to shareholders from net realized gains	(0.64)		(0.27)	(0.88)	(0.72)	–	(0.27)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.01)

Total distributions	(0.87)		(0.54)	(1.14)	(1.22)	(0.25)	(0.54)

Net asset value, end of period	$13.87		$14.19	$12.47	$12.24	$14.71	$11.90

Total Return(c)	3.92%		18.74%	12.24%	(9.32)%	26.05%	7.17%

Net assets, end of period (in 000’s)	$7,642		$8,428	$8,456	$9,109	$13,638	$19,695

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.20%	0.17%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.27	%(e)	0.27%	0.28%	0.24%	0.26%	0.26%

Ratio of net investment income to average net assets	1.75	%(e)	1.99%	1.83%	2.24%	1.87%	0.19%

Portfolio turnover rate(f)	7%		10%	8%	23%	16%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Dividend Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data
Net asset value, beginning of period	$14.16		$12.44	$12.21	$14.68	$11.88	$11.60

Net investment income(a)(b)	0.12		0.26	0.22	0.30	0.25	0.21

Net realized and unrealized gain (loss)	0.42		2.00	1.15	(1.55)	2.81	0.61

Total from investment operations	0.54		2.26	1.37	(1.25)	3.06	0.82

Distributions to shareholders from net investment income	(0.23)		(0.27)	(0.26)	(0.50)	(0.26)	(0.26)

Distributions to shareholders from net realized gains	(0.64)		(0.27)	(0.88)	(0.72)	–	(0.27)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.01)

Total distributions	(0.87)		(0.54)	(1.14)	(1.22)	(0.26)	(0.54)

Net asset value, end of period	$13.83		$14.16	$12.44	$12.21	$14.68	$11.88

Total Return(c)	3.94%		18.72%	12.20%	(9.25)%	26.03%	7.28%

Net assets, end of period (in 000’s)	$17		$17	$14	$12	$14	$11

Ratio of net expenses to average net assets(d)	0.17	%(e)	0.17%	0.19%	0.17%	0.13%	0.12%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.24%	0.25%	0.22%	0.23%	0.22%

Ratio of net investment income to average net assets	1.74	%(e)	2.01%	1.86%	2.24%	1.86%	1.87%

Portfolio turnover rate(f)	7%		10%	8%	23%	16%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Dividend Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data
Net asset value, beginning of period	$14.14		$12.43	$12.20	$14.67	$11.87	$11.60

Net investment income(a)(b)	0.12		0.26	0.22	0.30	0.25	0.22

Net realized and unrealized gain (loss)	0.43		1.99	1.15	(1.55)	2.81	0.59

Total from investment operations	0.55		2.25	1.37	(1.25)	3.06	0.81

Distributions to shareholders from net investment income	(0.23)		(0.27)	(0.26)	(0.50)	(0.26)	(0.26)

Distributions to shareholders from net realized gains	(0.64)		(0.27)	(0.88)	(0.72)	–	(0.27)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.01)

Total distributions	(0.87)		(0.54)	(1.14)	(1.22)	(0.26)	(0.54)

Net asset value, end of period	$13.82		$14.14	$12.43	$12.20	$14.67	$11.87

Total Return(c)	3.94%		18.73%	12.20%	(9.26)%	26.05%	7.20%

Net assets, end of period (in 000’s)	$433,793		$434,972	$403,126	$391,095	$470,368	$438,960

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.17%	0.12%	0.12%

Ratio of total expenses to average net assets(d)	0.26	%(e)	0.26%	0.27%	0.23%	0.25%	0.25%

Ratio of net investment income to average net assets	1.75	%(e)	2.01%	1.86%	2.25%	1.91%	1.92%

Portfolio turnover rate(f)	7%		10%	8%	23%	16%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Tax-Advantaged Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data
Net asset value, beginning of period	$24.92		$20.43	$18.81	$21.83	$17.16	$15.44

Net investment income(a)(b)	0.19		0.21	0.22	0.21	0.16	0.13

Net realized and unrealized gain (loss)	0.82		4.49	1.98	(2.91)	4.67	1.76

Total from investment operations	1.01		4.70	2.20	(2.70)	4.83	1.89

Distributions to shareholders from net investment income	(0.23)		(0.21)	(0.19)	(0.27)	(0.16)	(0.13)

Distributions to shareholders from net realized gains	(0.21)		–	(0.39)	(0.05)	–	(0.04)

Total distributions	(0.44)		(0.21)	(0.58)	(0.32)	(0.16)	(0.17)

Net asset value, end of period	$25.49		$24.92	$20.43	$18.81	$21.83	$17.16

Total Return(c)	4.08%		23.19%	12.09%	(12.59)%	28.29%	12.24%

Net assets, end of period (in 000’s)	$954		$878	$603	$526	$606	$470

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.55%	0.56%	0.55%	0.50%	0.51%

Ratio of total expenses to average net assets(d)	0.57	%(e)	0.57%	0.58%	0.57%	0.58%	0.59%

Ratio of net investment income to average net assets	1.48	%(e)	0.92%	1.18%	1.03%	0.81%	0.86%

Portfolio turnover rate(f)	8%		9%	4%	22%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Tax-Advantaged Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data
Net asset value, beginning of period	$25.17		$20.62	$18.98	$22.03	$17.30	$15.58

Net investment income(a)(b)	0.23		0.30	0.30	0.29	0.23	0.22

Net realized and unrealized gain (loss)	0.84		4.53	1.99	(2.94)	4.71	1.74

Total from investment operations	1.07		4.83	2.29	(2.65)	4.94	1.96

Distributions to shareholders from net investment income	(0.31)		(0.28)	(0.26)	(0.35)	(0.21)	(0.20)

Distributions to shareholders from net realized gains	(0.21)		–	(0.39)	(0.05)	–	(0.04)

Total distributions	(0.52)		(0.28)	(0.65)	(0.40)	(0.21)	(0.24)

Net asset value, end of period	$25.72		$25.17	$20.62	$18.98	$22.03	$17.30

Total Return(c)	4.26%		23.66%	12.51%	(12.31)%	28.81%	12.60%

Net assets, end of period (in 000’s)	$49,446		$48,612	$40,174	$37,591	$33,151	$33,800

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.20%	0.18%	0.13%	0.13%

Ratio of total expenses to average net assets(d)	0.21	%(e)	0.21%	0.22%	0.20%	0.21%	0.21%

Ratio of net investment income to average net assets	1.80	%(e)	1.31%	1.55%	1.40%	1.17%	1.41%

Portfolio turnover rate(f)	8%		9%	4%	22%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Tax-Advantaged Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data
Net asset value, beginning of period	$24.81		$20.33	$18.73	$21.73	$17.07	$15.38

Net investment income(a)(b)	0.23		0.29	0.29	0.29	0.26	0.20

Net realized and unrealized gain (loss)	0.83		4.48	1.97	(2.89)	4.62	1.73

Total from investment operations	1.06		4.77	2.26	(2.60)	4.88	1.93

Distributions to shareholders from net investment income	(0.31)		(0.29)	(0.27)	(0.35)	(0.22)	(0.20)

Distributions to shareholders from net realized gains	(0.21)		–	(0.39)	(0.05)	–	(0.04)

Total distributions	(0.52)		(0.29)	(0.66)	(0.40)	(0.22)	(0.24)

Net asset value, end of period	$25.35		$24.81	$20.33	$18.73	$21.73	$17.07

Total Return(c)	4.30%		23.67%	12.47%	(12.24)%	28.84%	12.58%

Net assets, end of period (in 000’s)	$10,492		$10,112	$8,284	$8,343	$9,971	$11

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.16%	0.12%	0.12%

Ratio of total expenses to average net assets(d)	0.20	%(e)	0.20%	0.21%	0.19%	0.20%	0.18%

Ratio of net investment income to average net assets	1.83	%(e)	1.31%	1.54%	1.41%	1.36%	1.25%

Portfolio turnover rate(f)	8%		9%	4%	22%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Tax-Advantaged Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data
Net asset value, beginning of period	$24.82		$20.34	$18.73	$21.74	$17.07	$15.38

Net investment income(a)(b)	0.23		0.29	0.30	0.29	0.23	0.20

Net realized and unrealized gain (loss)	0.82		4.48	1.97	(2.90)	4.66	1.74

Total from investment operations	1.05		4.77	2.27	(2.61)	4.89	1.94

Distributions to shareholders from net investment income	(0.31)		(0.29)	(0.27)	(0.35)	(0.22)	(0.21)

Distributions to shareholders from net realized gains	(0.21)		–	(0.39)	(0.05)	–	(0.04)

Total distributions	(0.52)		(0.29)	(0.66)	(0.40)	(0.22)	(0.25)

Net asset value, end of period	$25.35		$24.82	$20.34	$18.73	$21.74	$17.07

Total Return(c)	4.25%		23.66%	12.53%	(12.28)%	28.87%	12.59%

Net assets, end of period (in 000’s)	$4,650,959		$4,421,281	$3,596,886	$3,232,977	$3,585,571	$2,710,904

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.17%	0.12%	0.12%

Ratio of total expenses to average net assets(d)	0.20	%(e)	0.20%	0.21%	0.19%	0.20%	0.20%

Ratio of net investment income to average net assets	1.82	%(e)	1.31%	1.56%	1.41%	1.18%	1.30%

Portfolio turnover rate(f)	8%		9%	4%	22%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Enhanced Dividend Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Goldman Sachs Tax-Advantaged Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange-traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) records its pro-rata share of the income/loss and capital gains/ losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Enhanced Dividend Global Equity Portfolio	Quarterly	Annually

Tax-Advantaged Global Equity Portfolio	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities— Equity securities traded on a United States securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts— A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options —When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A Total Return swap is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy— The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of February 28, 2025:

Enhanced Dividend Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$403,558,060	$—	$—

Exchange-Traded Funds	2,975,171	—	—

Investment Companies	29,031,958	—	—

Total	$435,565,189	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$857,431	$—

Futures Contracts(a)	143,257	—	—

Interest Rate Swap Contracts(a)	—	44,352	—

Purchased Options Contracts	—	161,740	—

Total Return Swap Contracts(a)	—	58,579	—

Total	$143,257	$1,122,102	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(56,582)	$—

Interest Rate Swap Contracts(a)	—	(3,203)	—

Written Options Contracts	—	(68,146)	—

Total	$—	$(127,931)	$—

Tax-Advantaged Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$4,180,319,183	$—	$—

Exchange-Traded Funds	79,822,211	—	—

Investment Companies	354,713,211	—	—

Total	$4,614,854,605	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$8,677,096	$—

Futures Contracts(a)	1,521,687	—	—

Interest Rate Swap Contracts(a)	—	444,771	—

Purchased Options Contracts	—	1,698,135	—

Total Return Swap Contracts(a)	—	623,757	—

Total	$1,521,687	$11,443,759	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(825,431)	$—

Futures Contracts(a)	(23,657)	—	—

Interest Rate Swap Contracts(a)	—	(27,754)	—

Written Options Contracts	—	(721,146)	—

Total	$(23,657)	$(1,574,331)	$—

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2025. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased options, at value	$885,962	Unrealized loss on forward foreign currency exchange contracts and Written Options, at value	$(56,582)

Equity	Purchased options at value, Variation margin on futures and swaps contracts	$137,169	Written options at value, Variation margin on futures and swaps contracts	$(47,547)

Interest Rate	Purchased options at value, Variation margin on futures and swaps contracts	$242,229	Written options at value, Variation margin on swaps contracts	$(23,803)

Total		$1,265,360		$(127,932)

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased options, at value	$8,965,446	Unrealized loss on forward foreign currency exchange contracts and Written options, at value	$(825,431)

Equity	Purchased options at value, Variation margin on futures and swaps contracts	$1,467,087	Written options at value, Variation margin on futures and swaps contracts	$(445,489)

Interest Rate	Purchased options at value, Variation margin on futures and swaps contracts	$2,532,913	Written options at value, Variation margin on futures contracts	$(327,068)

Total		$12,965,446		$(1,597,988)

(1)

Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Schedule of Investments. Only variation margin as of February 28, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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4. INVESTMENTS IN DERIVATIVES (continued)

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts, purchased options and written options/Net change in unrealized gain (loss) on forward currency exchange contracts, purchased options and written options	$548,996	$2,471,933

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	147,313	(51,907)

Interest Rate	Net realized gain (loss) from futures and swap contracts and purchased and written options/Net change in unrealized gain (loss) on futures and swap contracts and purchased options and written options	(542,668)	221,331

Total		$153,641	$2,641,357

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts, purchased options and written options/Net change in unrealized gain (loss) on forward currency exchange contracts, purchased options and written options	6,782,125	24,451,803

Equity	Net realized gain (loss) from futures contracts, swaps, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	6,703,005	(5,232,324)

Interest Rate	Net realized gain (loss) from futures and swap contracts, purchased options and written options/ Net change in unrealized gain (loss) on futures, swap contracts, purchased options and written options	(5,619,397)	2,324,548

Total		$7,865,733	$21,544,027

For the six months ended February 28, 2025, the relevant values for each derivative type was as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Contracts	Purchased Options	Written Options

Enhanced Dividend Global Equity Portfolio	176	49,083,807	38,429	4,160,786	5,445,441

Tax-Advantaged Global Equity Portfolio	1,818	498,622,998	375,944	41,517,055	54,843,577

(a)

Amounts disclosed represent average number of contracts for futures contracts, purchased options and written options, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Portfolio held such derivatives during the six months ended February 28, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets.

The Portfolios invest in Class R6 Shares of the Goldman Sachs High Yield Floating Rate and Goldman Sachs MLP Energy Infrastructure Fund and Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest, except those management fees it earns from the Portfolios’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2025, the management fees waived by GSAM for each Portfolio was as follows:

Fund	Management Fee Waived

Enhanced Dividend Global Equity Portfolio	$ 25,389

Tax-Advantaged Global Equity Portfolio	292,111

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the six months ended February 28, 2025, Goldman Sachs retained front-end sales charges of $288 for the Enhanced Dividend Global Equity Portfolio.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A Shares of the Goldman Sachs Enhanced Dividend Global Equity Portfolio through at least December 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense limitations will remain in place through at least December 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Dividend Global Equity Portfolio	$25,389	$547	$150,984	$176,920

Tax-Advantaged Global Equity Portfolio	292,111	–	66,958	359,069

F. Line of Credit Facility — As of February 28, 2025, the Portfolios participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2025, the Portfolios did not have any borrowings under the facility.

G. Other Transactions with Affiliates — The Portfolios invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended February 28, 2025:

Enhanced Dividend Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs U.S. Equity Dividend and Premium Fund

	$266,498,431	$16,911,908	$(17,680,906)	$(174,105)	$544,114	$266,099,442	15,452,929	$1,764,212	$15,147,697

Goldman Sachs Emerging Markets Equity Insights Fund

	11,445,170	545,815	–	–	(209,613)	11,781,372	1,346,442	154,228	–

Goldman Sachs Energy Infrastructure Fund

	482,807	61,622	–	–	25,411	569,840	39,961	7,843	53,779

Goldman Sachs Financial Square Government Fund - Institutional Shares

	29,172,235	37,447,570	(37,587,847)	–	–	29,031,958	29,031,958	654,537	–

Goldman Sachs International Equity Dividend and Premium Fund

	87,248,224	6,885,759	(2,115,335)	96,023	(3,548,695)	88,565,976	12,300,830	804,329	–

Goldman Sachs International Small Cap Insights Fund

	14,323,995	1,402,913	(1,269,524)	318,365	(887,189)	13,888,560	1,069,997	558,452	–

Goldman Sachs Small Cap Equity Insights Fund

	25,309,354	2,850,067	(2,204,515)	796,322	(4,098,358)	22,652,870	838,374	285,963	2,564,103

Total	$434,480,216	$66,105,654	$(60,858,127)	$1,036,605	$(8,174,330)	$432,590,018		$4,229,564	$17,765,579

Tax-Advantaged Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Emerging Markets Equity Insights Fund

	$116,069,565	$10,003,033	$–	$–	$(2,053,121)	$124,019,477	14,173,655	$1,564,076	$–

Goldman Sachs Energy Infrastructure Fund

	3,951,047	504,280	–	–	207,948	4,663,275	327,018	64,184	440,097

Goldman Sachs Financial Square Government Fund - Institutional Shares

	350,817,575	383,931,881	(380,036,245)	–	–	354,713,211	354,713,211	7,752,257	–

Goldman Sachs International Small Cap Insights Fund

	137,063,850	20,324,559	(4,878,592)	633,583	(6,201,397)	146,942,003	11,320,647	5,647,877	–

31

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs International Tax-Managed Equity Fund

	$887,331,823	$59,143,814	$(36,860,000)	$1,260,329	$(11,428,663)	$899,447,303	67,882,815	$17,158,336	$–

Goldman Sachs U.S. Tax-Managed Equity Fund

	2,867,116,242	132,414,393	(94,050,000)	2,016,791	97,749,699	3,005,247,125	63,535,880	13,122,792	40,110,535

Total	$4,362,350,102	$606,321,960	$(515,824,837)	$3,910,703	$78,274,466	$4,535,032,394		$45,309,522	$40,550,632

As of February 28, 2025, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Goldman Sachs Small Cap Equity Insights Fund	5%	–%

Goldman Sachs U.S. Equity Dividend and Premium Fund	7	–

Goldman Sachs International Equity Dividend & Premium Fund	56	–

Goldman Sachs U.S. Tax-Managed Equity Fund	–	86

Goldman Sachs Emerging Markets Equity Insights Fund	–	6

Goldman Sachs International Tax-Managed Equity Fund	–	88

As of February 28, 2025, the Goldman Sachs Group, Inc. was the beneficial owner of the following share class of the Portfolios:

Fund	Class R6

Enhanced Dividend Global Equity Portfolio	100%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2025, were as follows:

Fund	Purchases	Sales

Enhanced Dividend Global Equity Portfolio	$35,556,466	$30,147,402

Tax-Advantaged Global Equity Portfolio	470,076,746	332,954,358

32

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year ended August 31, 2024, certain timing differences on a tax-basis were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Timing differences — (Qualified Late Year Loss Deferral/Post October Loss Deferral/ Straddle Deferral)	$(69,868)	$(5,191,922)

As of February 28, 2025, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Tax Cost	$ 302,261,484	$ 2,380,397,076

Gross unrealized gain	146,641,896	2,290,337,789

Gross unrealized loss	(13,338,191)	(55,880,260)

Net unrealized gain (loss)	$ 133,303,705	$ 2,234,457,529

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, swap transactions, and differences in the tax treatment of passive foreign investment companies.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk —The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. OTHER RISKS ( continued )

Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Investments in the Underlying Funds Risk — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of February 28, 2025, the Enhanced Dividend Global Equity Portfolio invested 59.9% and 19.9% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of February 28, 2025, the Tax-Advantaged Global Equity Portfolio invested 63.8% and 19.1% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

34

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS ( continued )

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio uses leverage, the sum of that Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders. A high percentage of an Underlying Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Portfolios adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Portfolio operates in one segment. The segment derives its revenues from Portfolio investments made in accordance with the defined investment strategy of the Portfolio, as prescribed in the Portfolios’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Portfolio. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Portfolios’ single segment, is consistent with that presented within each Portfolio’s financial statements.

35

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date of issuance and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

36

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	15,386	$213,938	5,418	$70,838

Reinvestment of distributions	3,360	45,432	8,633	107,557

Shares redeemed	(9,650)	(131,969)	(47,565)	(609,659)

	9,096	127,401	(33,514)	(431,264)

Institutional Shares

Shares sold	72,006	999,163	43,193	559,262

Reinvestment of distributions	9,752	134,121	28,444	359,910

Shares redeemed	(124,555)	(1,762,488)	(155,797)	(2,059,888)

	(42,797)	(629,204)	(84,160)	(1,140,716)

Class R6 Shares

Shares sold	53	736	—	—

Reinvestment of distributions	22	306	49	623

Shares redeemed	—	(1)	—	—

	75	1,041	49	623

Class P Shares

Shares sold	2,035,947	28,524,488	1,437,334	18,413,124

Reinvestment of distributions	568,163	7,781,171	1,390,774	17,551,564

Shares redeemed	(1,965,513)	(27,631,243)	(4,501,388)	(58,835,028)

	638,597	8,674,416	(1,673,280)	(22,870,340)

NET INCREASE (DECREASE) IN SHARES	604,971	$8,173,654	(1,790,905)	$(24,441,697)

37

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued )

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,791	$71,304	10,360	$245,393

Reinvestment of distributions	349	8,743	297	6,378

Shares redeemed	(937)	(23,817)	(4,960)	(113,148)

	2,203	56,230	5,697	138,623

Institutional Shares

Shares sold	53,035	1,357,743	110,322	2,609,847

Reinvestment of distributions	23,528	594,355	25,156	544,637

Shares redeemed	(85,517)	(2,199,512)	(152,163)	(3,381,320)

	(8,954)	(247,414)	(16,685)	(226,836)

Class R6 Shares

Shares sold	3,611	93,792	297	7,143

Reinvestment of distributions	5,203	129,498	5,440	116,091

Shares redeemed	(2,410)	(60,999)	(5,622)	(129,692)

	6,404	162,291	115	(6,458)

Class P Shares

Shares sold	9,381,664	237,667,201	12,637,301	283,028,947

Reinvestment of distributions	2,283,070	56,827,521	2,342,330	49,985,320

Shares redeemed	(6,360,404)	(160,539,618)	(13,680,378)	(303,890,001)

	5,304,330	133,955,104	1,299,253	29,124,266

NET INCREASE IN SHARES	5,303,983	$133,926,211	1,288,380	$29,029,595

38

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. TAGEDSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	April 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	April 29, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	April 29, 2025